As filed with the Securities and Exchange Commission on April 28, 2000


                                                       Registration No. 2-73986*
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                            POST-EFFECTIVE AMENDMENT
                                       To
                                    FORM S-6

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2


A.  Exact name of trust:     MUNICIPAL SECURITIES TRUST,
                             1ST DISCOUNT SERIES
                             MULTI-STATE SERIES 43 (LONG),
                             MULTI-STATE SERIES 45, AND
                             MULTI-STATE SERIES 46

B.  Name of depositor:       ING FUNDS DISTRIBUTOR, INC.

C.  Complete address of depositor's principal executive offices:

    ING FUNDS DISTRIBUTOR, INC.
    1475 Dunwoody Drive
    West Chester, Pennsylvania 19380


D.  Name and complete address of agent for service:


    PETER J. DeMARCO                           Copy of comments to:
    Senior Vice President                      MICHAEL R. ROSELLA, ESQ.
    ING Funds Distributor, Inc.                Battle Fowler LLP
    1475 Dunwoody Drive                        75 East 55th Street
    West Chester, Pennsylvania 19380           New York, NY 10022
                                               (212) 856-6858



It is proposed that this filing become effective (check appropriate box)


|_| immediately upon filing pursuant to paragraph (b) of Rule 485 |x| on April 29, 2000 pursuant to paragraph (b)
|_|  60 days after filing pursuant to paragraph (a)
|_|  on (       date       ) pursuant to paragraph (a) of Rule 485


================================================================================


* The Prospectus included in this Registration Statement constitutes a combined Prospectus as permitted by the provisions of Rule 429 of the General Rules and Regulations under the Securities Act of 1933 (the "Act"). Said Prospectus covers units of undivided interest in Municipal Securities Trust, 1st Discount Series, Multi-State Series 43 (Long), Multi-State Series 45, and Multi-State Series 46 covered by prospectuses heretofore filed as part of separate registration statements on Form S-6 (Registration Nos. 2-73986, 33-55996, 33-52397 and 33-58167, respectively) under the Act.
     This filing constitutes Post-Effective Amendment No. 19 for 1st Discount Series, Post-Effective Amendment No. 7 for Multi-State Series 43 (Long), Post-Effective Amendment No. 6 for Series 55 (Intermediate) & Multi-State Series 45, and Post-Effective Amendment No. 5 for Multi-State Series 46.

     Each of the Registrants filed a Rule 24f-2 Notice for its fiscal year ended December 31, 1999 on or about March 29, 2000.




175584.1

                     Prospectus Part A Dated April 30, 2000



                           MUNICIPAL SECURITIES TRUST

                               1ST DISCOUNT SERIES
                             (MULTIPLIER PORTFOLIO)

------------------------------------------------------------------------------


          The Trust is a unit investment trust designated 1st Discount Series ("Municipal Discount Trust") with an underlying portfolio of long-term tax-exempt bonds and was formed to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular federal income tax under existing law but may be subject to state and local taxes. There can be no assurance that the Trust's objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from regular federal income tax. Such interest income may, however, be subject to the federal individual and corporate alternative minimum tax and to state and local taxes. (See "Description of Portfolio" in this Part A for a description of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax. In addition, capital gains are subject to tax. (See "Tax Status" and "The Trust--Portfolio" in Part B of this Prospectus.) The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

________________________________________________________________________________

          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds issued by or on behalf of states, municipalities and public authorities (the "Bonds"). All of the Bonds in the Trust were rated "A" or better by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, or Moody's Investors Service, Inc. at the time originally deposited in the Trust. For a discussion of the significance of such ratings see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".

112976.1

          The Bonds were acquired at prices which resulted in the portfolio as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount some of which may be "Zero Coupon Bonds", which are original issue discount bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre- Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds as of the Evaluation Date, if any, see "Notes to Financial Statements" in this Part A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. A Trust designated as a long-term trust must have a dollar- weighted average portfolio maturity of more than ten years.



          Each Unit in the Trust represents a 1/6563rd undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.

          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 4.8% of the Public Offering Price, which is the same as 5.042% of the net amount invested in Bonds per Unit. In addition, accrued interest to expected date of settlement including earned original issue discount is added to the Public Offering Price. If Units had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $434.74 plus accrued interest of $13.49 under the monthly distribution plan, $14.90 under the semi-annual distribution plan and $14.09 under the annual distribution plan, for a total of $448.23, $449.64 and $448.83, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See the "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering -- Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar

                                       A-2
112976.1
price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsor upon request.

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will initially receive distributions in accordance with the plan selected by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of the Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")

          MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of the Trust. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the

                                       A-3
112976.1

Bonds plus a sales charge of 4.8% (5.042% of the net amount invested) plus net accrued interest. If such a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based upon the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)



                                       A-4
112976.1

                                     MUNICIPAL SECURITIES TRUST
                                         1ST DISCOUNT SERIES

                      SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
                      --------------------------------------------------------





Date of Deposit*:  September 23, 1981                             Evaluation Time:  4:00 p.m.
Principal Amount of Bonds ...                $2,275,000              New York Time.
Number of Units .............                6,563                Minimum Principal Distribution:
Fractional Undivided Inter-                                          $1.00 per Unit.
  est in Trust per Unit .....                1/6563               Weighted Average Life
Principal Amount of                                                  to Maturity: 14.0 Years.
  Bonds per Unit ............                $346.64              Minimum Value of Trust:
Secondary Market Public                                              Trust may be terminated if
  Offering Price**                                                   value of Trust is less than
  Aggregate Bid Price                                                $4,400,000 in principal amount
    of Bonds in Trust .......                $2,715,888+++           of Bonds.
  Divided by 6,563 Units ....                $413.82              Mandatory Termination Date:
  Plus Sales Charge of 4.8%                                          The earlier of December 31,
    of Public Offering Price                 $20.92                  2030 or the disposition of the
  Public Offering Price                                              last Bond in the Trust.
    per Unit ................                $434.74+             Trustee***:  The Bank of New York
  Redemption and Sponsor's                                          Trustee's Annual Fee:  Monthly
  Repurchase Price                                                   plan $1.08 per $1,000; semi-
  per Unit ..................                $413.82+                annual plan $.60 per $1,000;
                                                    +++              and annual plan is $.40 per
                                                    ++++             $1,000.
Excess of Secondary Market                                        Evaluator:  Kenny S&P Evaluation
  Public Offering Price                                              Services.
  over Redemption and                                             Evaluator's Fee for Each
  Sponsor's Repurchase                                               Evaluation:  Minimum of $12
  Price per Unit ............                $20.92++++              plus $.25 per each issue of
Difference between Public                                            Bonds in excess of 50 issues
  Offering Price per Unit                                            (treating separate maturities
  and Principal Amount per                                           as separate issues).
  Unit Premium/(Discount) ...                $88.10               Sponsor:  ING Funds
                                                                    Distributor, Inc.



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------


                                                  Monthly          Semi-Annual       Annual
                                                  Option             Option          Option
                                                  ------           -----------       -------


Gross annual interest income# .........           $27.43               $27.43         $27.43
Less estimated annual fees and
  expenses ............................             1.27                 1.03            .66
Estimated net annual interest                      ______               ______         ______
  income (cash)# ......................           $26.16               $26.40         $26.47
Estimated interest distribution# ......             2.18                13.20          26.47
Estimated daily interest accrual# .....            .0766                .0733          .0735
Estimated current return#++ ...........             6.02%                6.07%          6.09%
Estimated long term return++ ..........             4.74%                4.83%          4.80%
Record dates ..........................            1st of           Dec. 1 and        Dec. 1
                                                   each month       June 1
Interest distribution dates ...........            15th of          Dec. 15 and       Dec. 15
                                                   each month       June 15


                                       A-5


112976.1

                  Footnotes to Summary of Essential Information


   * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1999, may be reported in the Summary of Essential Information as if they had been distributed at year-end.

 *** The Trustee maintains its office at 101 Barclay Street, New York, New York 10286 (tel. no.: 1-800-701-8178). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

   + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $13.49 monthly, $14.90 semi-annually and $14.09 annually.


  ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

 +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash in the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

   # Does not include income accrual from original issue discount bonds, if any.



                                                FINANCIAL AND STATISTICAL INFORMATION

                               Selected data for each Unit outstanding for the periods listed below:



                                                                                          Distribu-
                                                           Distributions of Interest      tions of
                                                          During the Period (per Unit)     Principal
                                                          ----------------------------     During
                                         Net Asset*                 Semi-                   the
                         Units Out-        Value       Monthly      Annual      Annual     Period
Period Ended              standing        Per Unit     Option       Option      Option    (Per Unit)
------------             ----------      ----------    -------      ------      ------    ----------

December 31, 1997          6,959         $645.34       $37.90       $38.25      $38.35      $  1.14
December 31, 1998          6,827          495.58        29.87        30.19       30.28       131.34
December 31, 1999          6,563          426.96        27.44        27.71       28.59        35.91



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                       A-6
112976.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999


DESCRIPTION OF PORTFOLIO*
------------------------

          The portfolio of the Trust consists of 5 issues representing obligations of issuers located in 5 states. The Sponsor has participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which 5% of the initial aggregate principal amount of the Bonds were acquired. None of the Bonds are obligations of state and local housing authorities; approximately 22.0% are hospital revenue bonds; none are issued in connection with the financing of nuclear generating facilities; and approximately 15.2% are "mortgage subsidy" bonds. All of the Bonds in the Trust are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. All five issues, representing $2,275,000 of the principal amount of the Bonds, are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Coal Power 1, Hospital 1, Housing 1, Toll Road Revenue 1, and Water and Sewer Revenue 1. For an explanation of the significance of these factors see "The Trust-- Portfolio" in Part B of this Prospectus.

          As of December 31, 1999, $345,000 (approximately 15.2% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. Approximately 84.8% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, none were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "Discount and Zero Coupon Bonds" in Part B of this Prospectus.



          None of the Bonds in the Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


_________________

* Changes in the Trust Portfolio: From January 1, 2000 to March 15, 2000, $50,000 of the principal amount of the Bond in portfolio no. 2 was sold and $10,000 of the principal amount of the Bond in portfolio no. 4 was called and is no longer contained in the Trust. 90.30 Units were redeemed from the Trust.

                                       A-7
112976.1

                         Report of Independent Auditors

To the Sponsor, Trustee and Certificateholders of
   Municipal Securities Trust, 1st Discount Series

We have audited the accompanying statement of net assets of Municipal Securities Trust, 1st Discount Series, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Securities Trust, 1st Discount Series at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                           Municipal Securities Trust

                               1st Discount Series

                                    Portfolio

                                December 31, 1999




                                                                                                  Redemption
              Aggregate                                                           Coupon        Feature (2)(4)
 Portfolio    Principal                                                        Rate/Date(s)   S.F. -Sinking Fund      Market
    No.         Amount      Name of Issuer and Title of Bonds    Ratings (1)    of Maturity     Ref .-Refunding     Value (3)
                                                                                    (2)
------------ ------------- ------------------------------------ -------------- -------------- -------------------- -------------


     1        $  500,000   Connecticut Health & Education            NR        7.000%         7/01/01 @ 100.S.F.    $  544,845
                           Facilities Authority, Yale-New                      7/01/2012      None
                           Haven Hospital, Series B Revenue

     2           355,000   Escambia County Utilities                 AAA       9.500          9/01/10 @ 100.S.F.       475,302
                           Authority, Florida, Water and                       9/01/2011      None
                           Sewer Revenue Bonds Series 1981
                           (MBIA Insured)

     3           375,000   State of Indiana, Indiana Toll            AAA       9.000          1/01/11 @ 100 S.F.       499,181
                           Road Commission East-West Toll                      1/01/2015      None
                           Bond Revenue Bonds, 1980 Series

     4           345,000   Minnesota Housing Finance Agency,         AA        6.250          2/01/00 @ 101 S.F.       348,785
                           Housing Development, 1977 Series A                  2/01/2020      2/01/00 @ 101 Ref.

     5           700,000   Sam Rayburn Municipal Power Agency        AAA       8.000          No Sinking Fund          866,803
                           (Texas) Power Supply System                         9/01/2012      None
                           Revenue Bonds, Series 1981

             -------------                                                                                         -------------
              $2,275,000   Total Investments (Cost $1,423,146)                                                      $2,734,916
             =============                                                                                         =============




See accompanying footnotes to portfolio and notes to financial statements.

                           Municipal Securities Trust

                               1st Discount Series

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized appreciation of all the bonds was comprised of the following:

Gross unrealized appreciation                  $1,311,770
Gross unrealized depreciation                           -
                                           ------------------
Net unrealized appreciation                    $1,311,770
                                           ==================

4. The  Bonds  may also  be subject to other  calls,  which may be  permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).




The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                               1st Discount Series

                             Statement of Net Assets

                                December 31, 1999




Investments in securities, at market value (cost $1,423,146)                             $   2,734,916

Other assets
   Accrued interest                                                                             73,269
                                                                                       -----------------
Total other assets                                                                              73,269
                                                                                       -----------------

Liabilities
   Advance from Trustee                                                                          6,056
                                                                                       -----------------
Total liabilities                                                                                6,056
                                                                                       -----------------

Excess of other assets over total liabilities                                                   67,213
                                                                                       -----------------

Net assets (6,563 units of fractional undivided
   interest outstanding, $426.96 per unit)                                               $   2,802,129
                                                                                       =================




The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                               1st Discount Series

                             Statement of Operations




                                                                       Year ended December 31,
                                                               1999               1998               1997
                                                         ------------------ ----------------- ----------------
Investment income
Interest                                                   $     191,821      $     208,847      $    276,883

Expenses
Trustee's fees                                                     9,370              9,944             9,946
Evaluator's fee                                                    3,348              3,273             3,013
                                                         ------------------ ----------------- ----------------
Total expenses                                                    12,718             13,217            12,959
                                                         ------------------ ----------------- ----------------

Net investment income                                            179,103            195,630           263,924
                                                         ------------------ ----------------- ----------------

Realized and unrealized gain (loss)
Realized gain on investments                                     163,895            424,807           122,791
Unrealized appreciation (depreciation)
   on investments                                               (377,288)          (543,243)          146,105
                                                         ------------------ ----------------- ----------------
Net gain (loss) on investments                                  (213,393)          (118,436)          268,896
                                                         ------------------ ----------------- ----------------
Net increase (decrease) in net assets
   resulting from operations                               $     (34,290)     $      77,194     $     532,820
                                                         ================== ================= ================




The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                               1st Discount Series

                       Statement of Changes in Net Assets




                                                                     Year ended December 31,
                                                            1999               1998                 1997
                                                     ------------------- ------------------ ------------------
Operations
Net investment income                                  $      179,103       $     195,630      $    263,924
Realized gain on investments                                  163,895             424,807           122,791
Unrealized appreciation (depreciation)
   on investments                                            (377,288)           (543,243)          146,105
                                                     ------------------- ------------------   ----------------
Net increase (decrease) in net assets resulting
   from operations                                            (34,290)             77,194          532,820
                                                     ------------------- ------------------   ----------------

Distributions to Certificateholders
Investment income                                             184,392             205,381          267,137
Principal                                                     237,636             902,751            7,933

Redemptions
Interest                                                        4,781               2,048            4,129
Principal                                                     120,118              74,566          141,812
                                                     ------------------- ------------------   ----------------
Total distributions and redemptions                           546,927           1,184,746          421,011
                                                     ------------------- ------------------   ----------------

Total increase (decrease)                                    (581,217)         (1,107,552)         111,809

Net assets
Beginning of year                                           3,383,346           4,490,898        4,379,089
                                                     ------------------- ------------------   ----------------
End of year (including undistributed net
   investment income of $86,245, $96,315 and
   $108,114, respectively)                              $   2,802,129       $   3,383,346     $  4,490,898
                                                     =================== ==================   ===============




The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                               1st Discount Series

                              Financial Highlights




Selected data for a unit of the Trust outstanding:*

                                                                       Year ended December 31,
                                                             1999                1998                 1997
                                                       ------------------ ------------------- ------------------

Net asset value, beginning of year**                         $495.58            $645.34              $608.46
                                                       ------------------ ------------------- ------------------

Interest income                                                28.65              30.30               39.12
Expenses                                                       (1.90)             (1.92)              (1.83)
                                                       ------------------ ------------------- ------------------
Net investment income                                          26.75              28.38               37.29
                                                       ------------------ ------------------- ------------------
Net gain or loss on investments(1)                            (31.62)            (17.07)              39.03
                                                       ------------------ ------------------- ------------------
Total from investment operations                               (4.87)             11.31               76.32
                                                       ------------------ ------------------- ------------------

Less distributions
   to Certificateholders
     Income                                                    27.54              29.80               37.74
     Principal                                                 35.50             130.97                1.12
   for Redemptions
     Interest                                                    .71                .30                 .58
                                                       ------------------ ------------------- ------------------
Total distributions                                            63.75             161.07               39.44
                                                       ------------------ ------------------- ------------------
Net asset value, end of year**                               $426.96            $495.58             $645.34
                                                       ================== =================== ==================


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

 * Unless otherwise stated, based upon average units outstanding during the year of 6,695 ([6,563 + 6,827])/2) for 1999, 6,893 ([6,827 + 6,959]/2) for
   1998 and of 7,078 ([6,959 + 7,197]/2) for 1997.

** Based upon actual units outstanding.



The accompanying notes form an integral part of the financial statements.

                 Municipal Securities Trust, 1st Discount Series

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Municipal Securities Trust, 1st Discount Series (the "Trust") was organized on September 23, 1981 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

                 Municipal Securities Trust, 1st Discount Series

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Bank of New York (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 264, 132 and 238 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.40 to $1.08 per $1,000 of outstanding investment principal. In addition, a minimum fee of $12.00 is paid to a service bureau for each portfolio valuation. For the years ended December 31, 1999, 1998 and 1997 the "Trustee's Fees" are comprised of Trustee fees of $2,457, $2,895 and $3,552 and other expenses of $6,913, $7,049 and $6,394, respectively. The other expenses include professional, printing and miscellaneous fees.

                 Municipal Securities Trust, 1st Discount Series

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                           $    8,043,970
Less initial gross underwriting commission                           442,330
                                                            -------------------
                                                                   7,601,640

Accumulated cost of securities sold, matured or called            (6,178,494)
Net unrealized appreciation                                        1,311,770
Undistributed net investment income                                   86,245
Distributions in excess of proceeds from investments                 (19,032)
                                                            -------------------
Total                                                         $    2,802,129
                                                            ===================

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 11,000 units of fractional undivided interest of the Trust as of the date of deposit.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000



                           MUNICIPAL SECURITIES TRUST

                              MULTI-STATE SERIES 43
                             (MULTIPLIER PORTFOLIO)

-------------------------------------------------------------------------------


          The Trust consists of one unit investment trust designated Virginia Trust (Long) (the "Trust"). The Trust contains an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of Virginia and its municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax under existing law. There can be no assurance that the Trusts' investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsor, the interest income of each State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in such State Trust are located. Such interest income may, however, be subject to the federal individual and corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolios" in this Part A for a description of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to the Trust as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trusts. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.

-------------------------------------------------------------------------------

                                   Principal      Secondary Market
                   Number of       Amount of       Offering Price
                     Units           Bonds       per Unit (12/31/99)
                   ---------       ---------     -------------------

Virginia Trust      2,215          $2,235,000           $985.65



         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

181353.1

          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which such Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in each State Trust were rated "A" or better by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, or Moody's Investors Service, Inc. at the time originally deposited in the State Trusts. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio."

          The Trust contains bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre- Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit represents a fractional undivided interest in the principal and net income of the Trust. The principal amount of Bonds deposited in the Trust per Unit is reflected in the Summary of Essential Information. The Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust-- Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 3.6% of the Public Offering Price, or 3.734% of the net amount invested in Bonds per Unit.


                                       A-2
181353.1

In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units of the Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $985.65 plus accrued interest of $5.84 under the monthly distribution plan, $10.28 under the semi-annual distribution plan and $10.32 under the annual distribution plan, for a total of $991.49, $995.97 and $995.93, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of the Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering----Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of the Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsor upon request.


                                       A-3
181353.1

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will actually receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 3.6% of the Public Offering Price (3.734% of the net amount invested) plus net accrued interest. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of the Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trust, please refer to the Summary of Essential Information for the Trust on the immediately succeeding page.

                                       A-4
181353.1


                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 43


                              VIRGINIA TRUST (LONG)

            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
            --------------------------------------------------------


Date of Deposit*:  April 22, 1993                                      Minimum Principal Distribution:
---------------                                                        ------------------------------
Principal Amount of Bonds .                $2,235,000                     $1.00 per Unit.
-------------------------
Number of Units ...........                2,215                       Weighted Average Life
---------------                                                        ---------------------
Fractional Undivided Inter-                                               to Maturity:  10.8 Years.
--------------------------                                                -----------
  est in Trust per Unit ...                1/2215                      Minimum Value of Trust:  Trust
  ---------------------                                                ----------------------
Principal Amount of                                                       may be terminated if value of
-------------------
  Bonds per Unit ..........                $1,009.03                      Trust is less than $1,200,000
  --------------
Secondary Market Public                                                   in principal amount of Bonds.
-----------------------
  Offering Price**                                                     Mandatory Termination Date:
  --------------                                                       --------------------------
  Aggregate Bid Price                                                     The earlier of December 31,
    of Bonds in Trust .....                $2,104,558+++                  2042 or the disposition of
  Divided by 2,215 Units ..                $950.14                        the last Bond in the Trust.
  Plus Sales Charge of 3.6%                                            Trustee***:
                                                                       -------
    of Public Offering                                                    The Chase Manhattan Bank.
    Price..................                $35.51                      Trustee's Annual Fee:  Monthly
                                                                       --------------------
  Public Offering Price                                                   plan $1.10 per $1,000; semi-
    per Unit ..............                $985.65+                       annual plan $.63 per $1,000;
Redemption and Sponsor's                                                  and annual plan is $.36 per
------------------------                                                  $1,000.
  Repurchase Price
  ----------------
  per Unit ................                $950.14+                    Evaluator:  Kenny S&P
  --------                                        +++                  ---------
                                                  ++++                    Evaluation Services.
Excess of Secondary Market                                             Evaluator's Fee for Each
--------------------------                                             ------------------------
  Public Offering Price                                                   Evaluation:  Minimum of $8
  ---------------------                                                   ----------
  over Redemption and                                                     plus $.25 per each issue of
  -------------------
  Sponsor's Repurchase                                                    Bonds in excess of 50 issues
  --------------------
  Price per Unit ..........                $35.51++++                     (treating separate maturities
  --------------
Difference between Public                                                 as separate issues).
-------------------------
  Offering Price per Unit                                              Sponsor: ING Funds
  -----------------------                                              -------
  and Principal Amount per                                                Distributor, Inc.
  ------------------------
  Unit Premium/(Discount) .                $(23.38)                    Sponsor's Annual Fee:  Maximum
  -----------------------                                              --------------------
Evaluation Time:  4:00 p.m.                                               of $.25 per $1,000 principal
---------------                                                           amount of Bonds (see "Trust
  New York Time.                                                          Expenses and Charges" in
                                                                          Part B of this Prospectus).





       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------


                                                             Monthly          Semi-Annual            Annual
                                                             Option             Option               Option



Gross annual interest income# .........                        $55.48               $55.48               $55.48
Less estimated annual fees and
  expenses ............................                          2.81                 2.21                 1.71
Estimated net annual interest                                  ______               ______               ______
  income (cash)# ......................                        $52.67               $53.27               $53.77
Estimated interest distribution# ......                          4.38                26.63                53.77
Estimated daily interest accrual# .....                         .1463                .1479                .1493
Estimated current return#++ ...........                         5.34%                5.40%                5.46%
Estimated long term return++ ..........                         5.46%                5.52%                5.58%
Record dates ..........................                      1st of           Dec. 1 and             Dec. 1
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and            Dec. 15
                                                             each month       June 15



                                       A-5
181353.1

                  Footnotes to Summary of Essential Information


    * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


   ** Certain amounts distributable as of December 31, 1999, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


  *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


    + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $5.84 monthly, $10.28 semi-annually and $10.32 annually for the Virginia Trust.


   ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi- annual and annual options due to lower Trustee's fees and expenses.

  +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

 ++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

    # Does not include accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:


                                                                                                  Distribu-
                                                                Distributions of Interest         tions of
                                                               During the Period (per Unit)       Principal
                                                             --------------------------------      During
                                           Net Asset*                     Semi-                     the
                           Units Out-        Value           Monthly      Annual       Annual      Period
Period Ended                standing        Per Unit         Option       Option       Option     (Per Unit)
------------               ----------      ----------        -------      ------       ------     ----------


December 31, 1997               2,955           $1,020.54       $54.59      $55.14        $55.28       $2.73
December 31, 1998               2,695            1,028.69        53.95       54.52         54.70        9.91
December 31, 1999               2,215              960.53        53.54       54.08         54.35         -0-





--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                       A-6
181353.1

                        INFORMATION REGARDING THE TRUSTS
                             AS OF DECEMBER 31, 1999


DESCRIPTION OF PORTFOLIO


          Each Unit in the Trust consists of a 1/2215th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $1,009.03 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the Virginia Trust consists of 11 issues of 9 issuers located in Virginia and 1 in Puerto Rico. None of the Bonds are obligations of state and local housing authorities; approximately 1.8% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. None of the issues comprising the aggregate principal amount of the Trust are mortgage revenue bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). One issue representing $250,000 of the principal amount of the Bonds is a general obligation bond. All ten of the remaining issues representing $1,985,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Bridge and Tunnel 1, College 1, Electric 2, Expressway Improvement 1, Hospital 1, Office Building 1, Waste Improvement 1, Water and Sewer 1, and Water Improvement 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

          As of December 31, 1999, $1,005,000 (approximately 45.0% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $140,000 (approximately 6.3% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 55.0% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.

          Portfolio No. 7 in the Virginia Trust (Long) is subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


                                       A-7
181353.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of Municipal Securities Trust, Multi-State Series 43, Virginia Trust

We have audited the accompanying statement of net assets of Municipal Securities Trust Multi-State Series 43, Virginia Trust, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Securities Trust, Multi-State Series 43, Virginia Trust at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                           Municipal Securities Trust

                      Multi-State Series 43, Virginia Trust

                                    Portfolio

                                December 31, 1999

                                                                                                     Redemption
             Aggregate                                                               Coupon        Feature (2)(4)
 Portfolio   Principal                                                            Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount         Name of Issuer and Title of Bonds       Ratings      of Maturity     Ref.-Refunding      Value (3)
                                                                         (1)           (2)
------------ ----------- -------------------------------------------- ----------- -------------- -------------------- -------------

     1        $ 270,000  Chesapeake Bay Va. Bridge & Tunnel Commsn.   AAA         5.750%         7/01/23 @ 100 S.F.   $    274,882
                         Dist. Rev. Rfndg. Bonds 1991 (MBIA Corp.)                7/01/2025      7/01/01 @ 100 Ref.

     2            40,000 Hampton Roads Va. Med. Cllg. Gen. Rev.       A-          6.875          11/15/03 @ 100 S.F.        42,380
                         Bonds Series 1991B                                       11/15/2016     11/15/01 @ 102 Ref.

     3           130,000 Prince William Cnty. Va. Serv. Auth. Wtr.    AAA         6.000          7/01/22 @ 100 S.F.        132,817
                         & Swr. Sys. Rev. Bonds Series 1991                       7/01/2029      7/01/01 @ 100 Ref.
                         (Financial Guaranty)

     4           340,000 Richmond Va. Metro. Auth. Expwy. Rev.        AAA         5.750          7/15/17 @ 100 S.F.        349,098
                         Rfndg. Bonds Series A (Financial Guaranty)               7/15/2022      7/15/02 @ 100 Ref.

     5           165,000 Roanoke Cnty. Va. Ind. Dev. Auth. Lease      A           5.625          4/15/07 @ 100 S.F.        162,334
                         Rev. Bonds (Roanoke Cnty. Admnstion.                     4/15/2013      4/15/03 @ 102 Ref.
                         Cntr.) Series 1993

     6           200,000 Roanoke Cnty. Va. Wtr. Sys. Rev. Bonds       AAA         6.000          7/01/22 @ 100 S.F.        204,334
                         Series 1991 (Financial Guaranty)                         7/01/2031      7/01/01 @ 100 Ref.

     7           300,000 S.E. Va. Pub. Serv. Auth. Of Va. Sr. Rev.    A-          6.000          7/01/05 @ 100 S.F.        284,457
                         Bonds Rgnl. Solid Waste Sys. Series 1993                 7/01/2017      7/01/03 @ 102 Ref.
                         (AMT)

     8           250,000 City of Suffolk Va. Genl. Oblig. Pub.        A           6.000          No Sinking Fund           254,125
                         Imprvmnt. & Rfndg. Bonds Series 1993                     8/01/2013      8/01/03 @ 102 Ref.

     9           400,000 Williamsburg Va. Ind. Dev. Auth. Hosp.       A           5.750          10/01/13 @ 100 S.F.       363,688
                         Fac. Rev. Bonds (Williamsburg                            10/01/2022     10/01/03 @ 102 Ref.
                         Commnty Hosp.)

    10           100,000 P.R. Elec. Pwr. Auth. Pwr. Rev. Rfndg.       BBB+        0.000          7/01/15 @ 87.06 S.F.       35,118
                         Bonds Series N                                           7/01/2017      None

    11            40,000 P.R. Elec. Pwr. Auth. Pwr. Rev. Bonds        BBB+        0.000          No Sinking Fund            14,047
                         Series O                                                 7/01/2017      None

             -----------                                                                                              -------------

              $2,235,000 Total Investments (Cost $2,147,652)                                                            $2,117,280
             ===========                                                                                              =============



See accompanying footnotes to portfolio and notes to financial statements.

                           Municipal Securities Trust

                      Multi-State Series 43, Virginia Trust

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized depreciation of all the bonds was comprised of the following:

Gross unrealized appreciation                        $    13,388
Gross unrealized depreciation                            (43,760)
                                                   ----------------
Net unrealized depreciation                          $   (30,372)
                                                   ================

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                      Multi-State Series 43, Virginia Trust

                             Statement of Net Assets

                                December 31, 1999


Investments in securities, at market value (cost $2,147,652)    $    2,117,280

Other assets
   Accrued interest                                                    49,988
                                                               ---------------
Total other assets                                                     49,988
                                                               ---------------

Liabilities
   Advance from Trustee                                                39,699
                                                               ---------------
Total liabilities                                                      39,699
                                                               ---------------

Excess of other assets over total liabilities                          10,289
                                                               ---------------

Net assets (2,215 units of fractional undivided
   interest outstanding, $960.53 per unit)                      $   2,127,569
                                                               ===============



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                      Multi-State Series 43, Virginia Trust

                             Statement of Operations


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Investment income
Interest                                                  $    143,834       $   159,272          $   171,487

Expenses
Trustee's fees                                                   3,914             4,372                4,463
Evaluator's fee                                                  2,113             2,283                2,046
Sponsor's advisory fee                                             669               738                  769
                                                       ------------------ ------------------- ------------------
Total expenses                                                   6,696             7,393                7,278
                                                       ------------------ ------------------- ------------------

Net investment income                                          137,138           151,879              164,209
                                                       ------------------ ------------------- ------------------

Realized and unrealized gain (loss)
Realized gain on investments                                     2,694             4,645                 997
Unrealized appreciation (depreciation)
   on investments                                             (172,307)           44,865               88,238
                                                       ------------------ ------------------- ------------------
Net gain (loss) on investments                                (169,613)           49,510               89,235
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                             $    (32,475)      $   201,389        $     253,444
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                      Multi-State Series 43, Virginia Trust

                       Statement of Changes in Net Assets


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Operations
Net investment income                                    $      137,138     $      151,879      $      164,209
Realized gain on investments                                      2,694              4,645                 997
Unrealized appreciation (depreciation)
   on investments                                              (172,307)            44,865              88,238
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                                   (32,475)           201,389             253,444
                                                       ------------------ ------------------- ------------------

Distributions to Certificateholders
Investment income                                               132,111            149,393             163,102
Principal                                                             -             27,263               8,067

Redemptions
Interest                                                          6,616              3,750                 302
Principal                                                       474,284            263,631              38,821
                                                       ------------------ ------------------- ------------------
Total distributions and redemptions                             613,011            444,037             210,292
                                                       ------------------ ------------------- ------------------

Total increase (decrease)                                      (645,486)          (242,648)             43,152

Net assets
Beginning of year                                             2,773,055          3,015,703           2,972,551
                                                       ------------------ ------------------- ------------------
End of year (including undistributed net investment
   income of $39,357, $40,946 and $42,210,
   respectively)                                          $   2,127,569     $    2,773,055      $    3,015,703
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                      Multi-State Series 43, Virginia Trust

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*


                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Net asset value, beginning of year**                      $  1,028.96        $  1,020.54         $    992.50
                                                       ------------------ ------------------- ------------------

Interest income                                                 58.59              56.38               57.64
Expenses                                                        (2.73)             (2.62)              (2.45)
                                                       ------------------ ------------------- ------------------
Net investment income                                           55.86              53.76               55.19
                                                       ------------------ ------------------- ------------------
Net gain or loss on investments (1)                            (67.79)             18.52               30.48
                                                       ------------------ ------------------- ------------------
Total from investment operations                               (11.93)             72.28               85.67
                                                       ------------------ ------------------- ------------------

Less distributions
   to Certificateholders
     Income                                                     53.81              52.88               54.82
     Principal                                                   -                  9.65                2.71
   for Redemptions
     Interest                                                    2.69               1.33                 .10
                                                       ------------------ ------------------- ------------------
Total distributions                                             56.50              63.86               57.63
                                                       ------------------ ------------------- ------------------
Net asset value, end of year**                            $    960.53        $  1,028.96         $  1,020.54
                                                       ================== =================== ==================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 2,455 ([2,215 + 2,695]/2) for 1999, 2,825 ([2,695 + 2,955]/2) for
    1998 and of 2,975 ([2,955+ 2,995]/2) for 1997.

**  Based upon actual units outstanding.



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                      Multi-State Series 43, Virginia Trust

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Municipal Securities Trust, Multi-State Series 43, Virginia Trust (the "Trust") was organized on April 22, 1993 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                           Municipal Securities Trust

                      Multi-State Series 43, Virginia Trust

                    Notes to Financial Statements (continued)




2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

                           Municipal Securities Trust

                      Multi-State Series 43, Virginia Trust

                    Notes to Financial Statements (continued)


4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 480, 260 and 40 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.36 to $1.10 per $1,000 of outstanding investment principal. In addition, a minimum fee of $8.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,220, $2,575 and $2,518 and other expenses of $1,694, $1,797 and $1,945 respectively. The other expenses include professional, printing and miscellaneous fees.

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                           $    3,078,037
Less initial gross underwriting commission                           150,824
                                                            ------------------
                                                                   2,927,213

Accumulated cost of securities sold, matured or called              (795,909)
Net unrealized depreciation                                          (30,372)
Undistributed net investment income                                   39,357
Distributions in excess of proceeds from investments                 (12,720)
                                                            ------------------
Total                                                          $   2,127,569
                                                            ==================

                           Municipal Securities Trust

                      Multi-State Series 43, Virginia Trust

                    Notes to Financial Statements (continued)


5. Net Assets (continued)

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $16,348.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000


                           MUNICIPAL SECURITIES TRUST

                              MULTI-STATE SERIES 45
                             (MULTIPLIER PORTFOLIO)
-------------------------------------------------------------------------------

          The Trust consists of one unit investment trust designated Virginia Trust (the "State Trust"). The State Trust contains an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax under existing law. There can be no assurance that the Trusts' investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsor, the interest income of each State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in such State Trust are located. Such interest income may, however, be subject to the federal individual and corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolios" in this Part A for a description of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to each State Trust as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding each State trust and audited financial statements of each State Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trust. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.

-------------------------------------------------------------------------------
                                    Principal              Secondary Market
                     Number of      Amount of               Offering Price
                       Units          Bonds               per Unit (12/31/99)
                     ---------      ---------             -------------------

Virginia Trust         2,083       $2,065,000                 $977.50


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------

263868.1

          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which such Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in each State Trust were rated "A" or better by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, or Moody's Investors Service, Inc. at the time originally deposited in the State Trusts. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".

          The State Trust contains bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre- Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit represents a fractional undivided interest in the principal and net income of each State Trust. The principal amount of Bonds deposited in such State Trust per Unit is reflected in the Summary of Essential Information. Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.


          PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.4% of the


                                       A-2
263868.1

Public Offering Price, or 5.708% of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units of the Virginia Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $977.50 plus accrued interest of $.59 under the monthly distribution plan and $5.05 under the semi-annual distribution plan, for a total of $978.09 and $982.55. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsor upon request.


                                       A-3
263868.1

          DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will actually receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 5.4% of the Public Offering Price (5.708% of the net amount invested) plus net accrued interest. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of each State Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trusts, please refer to the Summary of Essential Information for the particular State Trust on one of the immediately succeeding pages.

                                       A-4
263868.1


                           MUNICIPAL SECURITIES TRUST
                              MULTI-STATE SERIES 45

                                 VIRGINIA TRUST


            SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
            --------------------------------------------------------

Date of Deposit:  April 14, 1994                                  Minimum Principal Distribution:
---------------                                                   ------------------------------
Principal Amount of Bonds ...                $2,065,000              $1.00 per Unit.
-------------------------
Number of Units .............                2,083                Weighted Average Life
---------------                                                   ---------------------
Fractional Undivided Inter-                                          to Maturity: 20.5 Years.
--------------------------                                           -----------
  est in Trust per Unit .....                1/2083               Minimum Value of Trust:
  ---------------------                                           ----------------------
Principal Amount of                                                  Trust may be terminated if
-------------------
  Bonds per Unit ............                $991.36                 value of Trust is less than
  --------------
Secondary Market Public                                              $1,200,000 in principal amount
-----------------------
  Offering Price**                                                   of Bonds.
  --------------
  Aggregate Bid Price                                             Mandatory Termination Date:
                                                                  --------------------------
    of Bonds in Trust .......                $1,926,957+++           The earlier of December 31,
  Divided by 2,083 units ....                $925.09                 2044 or the disposition of the
  Plus Sales Charge of 5.4%                                          last Bond in the Trust.
    of Public Offering Price                 $52.41               Trustee***:  The Chase Manhattan
                                                                  -------
  Public Offering Price                                              Bank.
    per Unit ................                $977.50+             Trustee's Annual Fee:  Monthly
                                                                  --------------------
Redemption and Sponsor's                                             plan $1.37 per $1,000; and
------------------------
  Repurchase Price                                                   semi-annual plan $.92 per
  ----------------
  per Unit..................                 $925.09+                $1,000.
  --------                                          ++
                                                    +++           Evaluator:  Kenny S&P Evaluation
                                                                  ---------
                                                                  Services.
Excess of Secondary Market                                        Evaluator's Fee for Each
--------------------------                                        ------------------------
  Public Offering Price                                              Evaluation:  Minimum of $3 plus
  ---------------------                                              ----------
  over Redemption and                                                $.25 per each issue of Bonds in
  -------------------
  Sponsor's Repurchase                                               excess of 50 issues (treating
  --------------------
  Price per Unit ............                $52.41++++              separate maturities as separate
  --------------
Difference between Public                                            issues).
-------------------------
  Offering Price per Unit                                         Sponsor: ING Funds
  -----------------------                                         -------
  and Principal Amount per                                           Distributor, Inc.
  ------------------------
  Unit Premium/(Discount) ...                $(13.86)             Sponsor's Annual Fee:  Maximum of
  -----------------------                                         --------------------
Evaluation Time:  4:00 p.m.                                          $.25 per $1,000 principal
---------------                                                      of $.25 per $1,000 principal
  New York Time.                                                     amount of Bonds (see "Trust
                                                                     Expenses and Charges" in
                                                                     Part B of this Prospectus).





       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                                             Monthly          Semi-Annual
                                                             Option             Option


Gross annual interest income# .........                        $55.71               $55.71
Less estimated annual fees and
  expenses ............................                          2.58                 2.02
Estimated net annual interest                                  ______               ______
  income (cash)# ......................                        $53.13               $53.69
Estimated interest distribution# ......                          4.42                26.84
Estimated daily interest accrual# .....                         .1475                .1491
Estimated current return#++ ...........                         5.44%                5.49%
Estimated long term return++ ..........                         5.49%                5.55%
Record dates ..........................                      1st of           Dec. 1 and
                                                             each month       June 1
Interest distribution dates ...........                      15th of          Dec. 15 and
                                                             each month       June 15


                                                      A-5
263868.1

                  Footnotes to Summary of Essential Information

    * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


  ** Certain amounts distributable as of December 31, 1999 may be reported in the Summary of Essential Information as if they had been distributed at year-end.


  *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


    + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $.59 monthly and $5.05 semi-annually for the Virginia Trust.


   ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi- annual and annual options due to lower Trustee's fees and expenses.

  +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

 ++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

    # Does not include accrual from original issue discount bonds, if any.

                      FINANCIAL AND STATISTICAL INFORMATION

Selected data for each Unit outstanding for the periods listed below:


                                                                                                      Distribu-
                                                         Distributions of Interest                    tions of
                                                         During the Period (per Unit)                 Principal
                                                         ----------------------------                  During
                                                Net Asset*                            Semi              the
                           Units Out-             Value            Monthly            Annual           Period
Period Ended                standing             Per Unit          Option             Option         (Per Unit)
------------               ----------           ----------         -------            ------          ---------


December 31, 1997               2,789              $1,036.72         $55.02              $55.58         $8.50
December 31, 1998               2,702               1,038.35          54.45               54.99          6.12
December 31, 1999               2,083                 929.07          54.44               54.94          7.83



--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

                                       A-6
263868.1

                         INFORMATION REGARDING THE TRUST
                             AS OF DECEMBER 31, 1999


DESCRIPTION OF PORTFOLIO*
------------------------

          Each Unit in the Virginia Trust consists of a 1/2083rd undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $991.36 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the initial aggregate principal amount of the Bonds were acquired. The portfolio of the Virginia Trust consists of 7 issues of 6 issuers located in Virginia and 1 in Puerto Rico. Approximately 12.8% of the Bonds are obligations of state and local housing authorities; approximately 33.9**% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. None of the issues comprising the aggregate principal amount of the Trust are mortgage revenue bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the Bonds are general obligation bonds. All seven issues representing $2,065,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Building Authority 1, Electric 1, Expressway 1, Hospital 2, Multi-Family Housing 1 and Water 1. For an explanation of the significance of these factors see "The State Trust--Portfolio" in Part B of this Prospectus.

          As of December 31, 1999, $1,765,000 (approximately 85.5% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 14.5% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.

          None of the Bonds in the Virginia Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


--------
* Changes in the Trust Portfolio: From January 1, 2000 to March 15, 2000, 8 Units were redeemed from the Trust.


** A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.


                                       A-7
263868.1

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
   Municipal Securities Trust, Multi-State 45, Virginia Trust

We have audited the accompanying statement of net assets of Municipal Securities Trust, Multi-State 45, Virginia Trust, including the portfolio, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of operations, statement of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Securities Trust, Multi-State 45, Virginia Trust at December 31, 1999, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.




/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000



                           Municipal Securities Trust

                      Multi-State Series 45, Virginia Trust

                                    Portfolio

                                December 31, 1999

                                                                                                     Redemption
             Aggregate                                                               Coupon        Feature (2)(4)
 Portfolio   Principal                                                            Rate/Date(s)   S.F.-Sinking Fund      Market
    No.       Amount         Name of Issuer and Title of Bonds         Ratings    of Maturity      Ref.-Refunding      Value (3)
                                                                         (1)          (2)
---------------------------------------------------------------------------------------------------------------------------------

    1        $ 400,000  Albermarle Cnty. Va. Ind. Dev. Auth. Hosp.       A2*     5.500%         10/01/03 @ 100 S.F.   $ 366,788
                        Rfndg. Rev. Bonds (Martha Jefferson Hosp.)               10/01/2015     10/01/03 @ 102 Ref.
                        Series 1993

    2          400,000  Indus. Dev. Auth. of the City of                  A      5.375          No Sinking Fund         359,868
                        Alexandria, Va. Poll Cntl. Rev. Rfndg. Bonds             2/15/2024      2/15/04 @ 102 Ref.

    3          300,000  Fairfax Cnty. Va. Dev. Auth. Hosp. Rev.          AA      5.000          8/15/20 @ 100 S.F.      255,969
                        Rfndg. Bonds (Inova Hlth. Sys. Hosps.                    8/15/2023      None
                        Prjt.) Series 1993A

    4          200,000  Fairfax Cnty. Wtr. Auth. Wtr. Rfndg. Rev.        AA      5.750          4/01/23 @ 100 S.F.      191,268
                        Bonds Series 1992                                        4/01/2029      4/01/02 @ 100 Ref.

    5          265,000  Harrisonburg Va. Redev. & Hsg. Auth.             AA      6.150          3/01/04 @ 100 S.F.      269,773
                        Multifam. Hsg. Rev. Rfndg. Bonds (Hanover                3/01/2029      3/01/03 @ 102 Ref.
                        Crossing Aprtmts. Prjt.) Series 1993

    6          300,000  Richmond Metro. Auth. Expy. Rev. & Rfndg.        AAA     6.250          7/15/04 @ 100 S.F.      301,044
                        Bonds, Series 1992B                                      7/15/2022      7/15/02 @ 102 Ref.

    7          200,000  P.R. Pub. Bldgs. Auth. Pub. Ed & Hlth.            A      5.500          7/01/17 @ 100 S.F.      185,282
                        Facs. Rev. Rfndg. Bonds Gtd. By the                      7/01/2021      7/01/03 @ 101.5 Ref.
                        Cmmnwlth. Of P.R. Series M

            ------------                                                                                             --------------
             $2,065,000 Total Investments (Cost $1,890,079)                                                           $1,929,992
            ============                                                                                             ==============



   The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                      Multi-State Series 45, Virginia Trust

                             Footnotes to Portfolio


1. All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc., except for those identified by an asterisk (*) which are by Moody's Investors Service, Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999 the net unrealized appreciation of all the bonds was comprised of the following:

Gross unrealized appreciation                              $40,840
Gross unrealized depreciation                                 (927)
                                                     --------------
Net unrealized appreciation                                $39,913
                                                     ==============

4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.


                           Municipal Securities Trust

                      Multi-State Series 45, Virginia Trust

                             Statement of Net Assets

                                December 31, 1999


Investments in securities, at market value (cost $1,890,079)             $   1,929,992

Other assets
   Accrued interest                                                             41,742
                                                                        -------------------
Total other assets                                                              41,742
                                                                        -------------------

Liabilities
   Advance from Trustee                                                         36,475
                                                                        -------------------
Total liabilities                                                               36,475
                                                                        -------------------

Excess of other assets over total liabilities                                    5,267
                                                                        -------------------

Net assets (2,083 units of fractional undivided
   interest outstanding, $929.07 per unit)                               $   1,935,259
                                                                        ===================




The accompanying notes form an integral part of the financial statements.


                           Municipal Securities Trust

                      Multi-State Series 45, Virginia Trust

                             Statement of Operations


                                                                       Year ended December 31,
                                                             1999               1998                1997
                                                      ----------------------------------------------------------
Investment income
Interest                                                 $    133,797       $   155,870         $   165,714

Expenses
Trustee's fees                                                  4,813             5,314               5,450
Evaluator's fee                                                   880               952                 818
Sponsor's advisory fee                                            672               698                 845
                                                      ----------------------------------------------------------
Total expenses                                                  6,365             6,964               7,113

Net investment income                                         127,432           148,906             158,601

Realized and unrealized gain (loss)
Realized gain on investments                                   37,196             4,494              10,646
Unrealized appreciation (depreciation)
   on investments                                            (267,656)           17,604             110,903
                                                      ----------------------------------------------------------
Net gain (loss) on investments                               (230,460)           22,098             121,549
                                                      ----------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             $   (103,028)      $   171,004         $   280,150
                                                      ==========================================================



The accompanying notes form an integral part of the financial statements.


                           Municipal Securities Trust

                      Multi-State Series 45, Virginia Trust

                       Statement of Changes in Net Assets


                                                                       Year ended December 31,
                                                             1999               1998                1997
                                                      ----------------------------------------------------------
Operations
Net investment income                                   $     127,432      $     148,906       $      158,601
Realized gain on investments                                   37,196              4,494               10,646
Unrealized appreciation (depreciation)
   on investments                                            (267,656)            17,604              110,903
                                                      ----------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                 (103,028)           171,004              280,150
                                                      ----------------------------------------------------------

Distributions to Certificateholders
Investment income                                             126,342            149,839              160,001
Principal                                                      17,054             16,885               24,681

Redemptions
Interest                                                        4,961                267                  258
Principal                                                     618,976             89,811              183,707
                                                      ----------------------------------------------------------
Total distributions and redemptions                           767,333            256,802              368,647
                                                      ----------------------------------------------------------

Total (decrease)                                             (870,361)           (85,798)             (88,497)

Net assets
Beginning of year                                           2,805,620          2,891,418            2,979,915
                                                      ----------------------------------------------------------
End of year (including undistributed net investment
   income of $8,301, $12,172 and $13,372,
   respectively)                                        $   1,935,259      $   2,805,620       $    2,891,418
                                                      ==========================================================



The accompanying notes form an integral part of the financial statements.


                           Municipal Securities Trust

                      Multi-State Series 45, Virginia Trust

                              Financial Highlights


Selected data for a unit of the Trust outstanding*:

                                                                       Year ended December 31,
                                                             1999               1998                1997
                                                      ----------------------------------------------------------

Net asset value, beginning of year**                     $ 1,038.35         $  1,036.72         $  1,002.66
                                                      ----------------------------------------------------------

Interest income                                               55.91               56.76               57.52
Expenses                                                      (2.66)              (2.54)              (2.47)
                                                      ----------------------------------------------------------
Net investment income                                         53.25               54.22               55.05
                                                      ----------------------------------------------------------
Net gain or loss on investments(1)                          (100.53)               8.23               43.21
                                                      ----------------------------------------------------------
Total from investment operations                             (47.28)              62.45               98.26
                                                      ----------------------------------------------------------

Less distributions
   to Certificateholders
     Income                                                   52.80               54.57               55.54
     Principal                                                 7.13                6.15                8.57
   for Redemptions
     Interest                                                  2.07                 .10                 .09
                                                      ----------------------------------------------------------
Total distributions                                           62.00               60.82               64.20
                                                      ----------------------------------------------------------
Net asset value, end of year**                           $   929.07         $  1,038.35         $  1,036.72
                                                      ==========================================================


(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.


* Unless otherwise stated, based upon average units outstanding during the year of 2,393 ([2,083 + 2,702]/2) for 1999, 2,746 ([2,702 + 2,789]/2) for
     1998 and of 2,881 ([2,789 + 2,972]/2) for 1997.

**   Based upon actual units outstanding.



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                      Multi-State Series 45, Virginia Trust

                          Notes to Financial Statements

                                December 31, 1999


1. Organization

Municipal Securities Trust, Multi-State Series 45, Virginia Trust (the "Trust") was organized on April 14, 1994 by Bear, Stearns & Co. Inc. under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, ING Funds distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. Interest income is recorded on the accrual basis.

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

                           Municipal Securities Trust

                      Multi-State Series 45, Virginia Trust

                    Notes to Financial Statements (continued)




3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 619, 87 and 183 units were redeemed, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $.92 to $1.37 per $1,000 of outstanding investment principal. In addition, a minimum fee of $3.00 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the years ended December 31, 1999, 1998 and 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,966, $3,641 and $3,652 and other expenses of $1,847, $1,673 and $1,798, respectively. The other expenses include professional, printing and miscellaneous fees.

                      Multi-State Series 45, Virginia Trust

5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:

Original cost to Certificateholders                               $   2,955,891
Less initial gross underwriting commission                              144,839
                                                               -----------------
                                                                      2,811,052

Accumulated cost of securities sold,
   matured or called                                                   (920,973)
Net unrealized appreciation                                              39,913
Undistributed net investment income                                       8,301
Distributions in excess of proceeds
   from investments                                                      (3,034)
                                                               -----------------
Total                                                             $   1,935,259
                                                               =================

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 3,000 units of fractional undivided interest of the Trust as of the date of deposit.

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                     Prospectus Part A Dated April 30, 2000

                           MUNICIPAL SECURITIES TRUST

                              MULTI-STATE SERIES 46
                             (MULTIPLIER PORTFOLIO)



          The Trust consists of 3 separate unit investment trusts designated California Trust, Florida Trust and Virginia Trust (the "State Trusts"). Each State Trust contains an underlying portfolio of long-term tax-exempt bonds issued by or on behalf of states, municipalities and public authorities and was formed to preserve capital and to provide interest income (including, where applicable, earned original issue discount) which, in the opinions of bond counsel to the respective issuers, is, with certain exceptions, currently exempt from regular Federal income tax under existing law. There can be no assurance that the Trusts' investment objectives will be achieved. Although the Supreme Court has determined that Congress has the authority to subject interest on bonds such as the Bonds in the Trust to federal income taxation, existing law excludes such interest from federal income tax. In addition, in the opinion of counsel to the Sponsor, the interest income of each State Trust is exempt, to the extent indicated, from state and local taxes when held by residents of the state where the issuers of the Bonds in such State Trust are located. Such interest income may, however, be subject to the federal individual and corporate alternative minimum tax and to state and local taxes in other jurisdictions. (See "Description of Portfolios" in this Part A for a description of those Bonds, if any, which pay interest income subject to the federal individual alternative minimum tax.) In addition, capital gains are subject to tax. (See "Tax Status" and "The Portfolios--General.") The Sponsor is ING Funds Distributor, Inc. (successor to Reich & Tang Distributors, Inc.). The value of the Units of the Trust will fluctuate with the value of the underlying bonds. Minimum purchase: 1 Unit.

          This Prospectus consists of two parts. Part A contains the Summary of Essential Information including descriptive material relating to each State Trust as of December 31, 1999 (the "Evaluation Date"), a summary of certain specific information regarding each State trust and audited financial statements of each State Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the State Trusts. Part A of this Prospectus may not be distributed unless accompanied by Part B. Investors should read and retain both parts of this Prospectus for future reference. The Securities and Exchange Commission ("SEC") maintains a website that contains reports, proxy and information statements and other information regarding the Trust which is filed electronically with the SEC. The SEC's Internet address is http:www.sec.gov. Offering materials for the sale of these units available through the Internet are not being offered directly or indirectly to residents of a particular state nor is an offer of these units through the Internet specifically directed to any person in a state by, or on behalf of, the issuer.


                                         Principal        Secondary Market
                          Number of      Amount of         Offering Price
                            Units          Bonds         per Unit (12/31/99)
                          ---------      ---------       -------------------


California Trust             857          $805,000             $911.30
Florida Trust              1,361        $1,270,000             $914.44
Virginia Trust             1,321        $1,275,000             $989.45


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



352541.1
                                       A-1

          THE TRUST. The Trust seeks to achieve its investment objectives through investment in a fixed, diversified portfolio of long-term bonds (the "Bonds") issued by or on behalf of the State for which such Trust is named and political subdivisions, municipalities and public authorities thereof and of Puerto Rico and its public authorities. All of the Bonds in each State Trust were rated "A" or better by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, or Moody's Investors Service, Inc. at the time originally deposited in the State Trusts. For a discussion of the significance of such ratings, see "Description of Bond Ratings" in Part B of this Prospectus and for a list of ratings on the Evaluation Date see the "Portfolio".

          The State Trusts contain bonds that were acquired at prices which resulted in the portfolios as a whole being purchased at a deep discount from par value. The portfolio may also include bonds issued at a substantial original issue discount, some of which may be Zero Coupon Bonds that provide for payment at maturity at par value, but do not provide for the payment of current interest. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Some of the Bonds in the portfolio may have been purchased at an aggregate premium over par. (See "Tax Status" in Part B of this Prospectus.) Some of the Bonds in the Trust have been issued with optional refunding or refinancing provisions ("Refunded Bonds") whereby the issuer of the Bond has the right to call such Bond prior to its stated maturity date (and other than pursuant to sinking fund provisions) and to issue new bonds ("Refunding Bonds") in order to finance the redemption. Issuers typically utilize refunding calls in order to take advantage of lower interest rates in the marketplace. Some of these Refunded Bonds may be called for redemption pursuant to pre-refunding provisions ("Pre- Refunded Bonds") whereby the proceeds from the issue of the Refunding Bonds are typically invested in government securities in escrow for the benefit of the holders of the Pre-Refunded Bonds until the refunding call date. Usually, Pre-Refunded Bonds will bear a triple-A rating because of this escrow. The issuers of Pre-Refunded Bonds must call such Bonds on their refunding call date. Therefore, as of such date, the Trust will receive the call price for such bonds but will cease receiving interest income with respect to them. For a list of those Bonds which are Pre-Refunded Bonds, if any, as of the Evaluation Date, see "Notes to Financial Statements" in this Part A. The payment of interest and preservation of capital are, of course, dependent upon the continuing ability of the issuers of the Bonds to meet their obligations.

          Investment in the Trust should be made with an understanding of the risks which an investment in long-term fixed rate debt obligations may entail, including the risk that the value of the underlying portfolio will decline with increases in interest rates, and that the value of Zero Coupon Bonds is subject to greater fluctuation than coupon bonds in response to such changes in interest rates. A Trust designated as a long-term trust must have a dollar-weighted average portfolio maturity of more than ten years.

          Each Unit represents a fractional undivided interest in the principal and net income of each State Trust. The principal amount of Bonds deposited in such State Trust per Unit is reflected in the Summary of Essential Information. Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records. (See "The Trust--Organization" in Part B of this Prospectus.) The Units being offered hereby are issued and outstanding Units which have been purchased by the Sponsor in the secondary market.



         PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Unit is equal to the aggregate bid price of the Bonds in the Trust divided by the number of Units outstanding, plus a sales charge of 5.2% for the California Trust, 5.2% for the Florida Trust and 5.3% for the Virginia Trust of the Public Offering Price, or 5.485% for the California Trust, 5.485% for the Florida Trust and 5.597% for the Virginia Trust of the net amount invested in Bonds per Unit. In addition, accrued interest to the expected date of settlement is added to the Public Offering Price. If Units of the California Trust had been purchased on the Evaluation Date, the Public


352541.1
                                       A-2

Offering Price per Unit would have been $911.30 plus accrued interest of $.20 under the monthly distribution plan and $4.18 under the semi-annual distribution plan, for a total of $911.50 and $915.48, respectively. If Units of the Florida Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $914.44 plus accrued interest of $.57 under the monthly distribution plan and $4.86 under the semi-annual distribution plan, for a total of $915.01 and $919.30, respectively. If Units of the Virginia Trust had been purchased on the Evaluation Date, the Public Offering Price per Unit would have been $989.45 plus accrued interest of $.62 under the monthly distribution plan and $5.31 under the semi-annual distribution plan, for a total of $990.07 and $994.76, respectively. The Public Offering Price per Unit can vary on a daily basis in accordance with fluctuations in the aggregate bid price of the Bonds. (See "Summary of Essential Information" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN. Units of each Trust are offered to investors on a "dollar price" basis (using the computation method described under "Public Offering--Offering Price" in Part B) as distinguished from a "yield price" basis often used in offerings of tax exempt bonds (involving the lesser of the yield as computed to maturity of bonds or to an earlier redemption date). Since they are offered on a dollar price basis, the rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

          Estimated Long Term Return is calculated by: (1) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in the Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (2) calculating the average of the yields for the Bonds in the Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of the Trust); and (3) reducing the average yield for the portfolio of the Trust in order to reflect estimated fees and expenses of the Trust and the maximum sales charge paid by investors. The resulting Estimated Long Term Return represents a measure of the return to investors earned over the estimated life of the Trust. (For the Estimated Long Term Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information".)

          Estimated Current Return is a measure of the Trust's cash flow. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolio of the Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity.

          The Estimated Net Annual Interest Income per Unit of the Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to the Trust and with the redemption, maturity, sale or other disposition of the Bonds in the Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future. (For the Estimated Current Return to Certificateholders under the monthly, semi-annual and annual distribution plans, see "Summary of Essential Information". See "Estimated Long Term Return and Estimated Current Return" in Part B of this Prospectus.)

          A schedule of cash flow projections is available from the Sponsor upon request.



352541.1
                                       A-3

         DISTRIBUTIONS. Distributions of interest income, less expenses, will be made by the Trust either monthly, semi-annually or annually depending upon the plan of distribution applicable to the Unit purchased. A purchaser of a Unit in the secondary market will actually receive distributions in accordance with the distribution plan chosen by the prior owner of such Unit and may thereafter change the plan as provided under "Interest and Principal Distributions" in Part B of this Prospectus. Distributions of principal, if any, will be made semi-annually on June 15 and December 15 of each year. (See "Rights of Certificateholders--Interest and Principal Distributions" in Part B of this Prospectus. For estimated monthly, semi-annual and annual interest distributions, see "Summary of Essential Information.")


          MARKET FOR UNITS. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units at prices based on the aggregate bid price of the Bonds in the Trust portfolio. The secondary market repurchase price is based on the aggregate bid price of the Bonds in the Trust portfolio, and the reoffer price is based on the aggregate bid price of the Bonds plus a sales charge of 5.2% for the California Trust, 5.2% for the Florida Trust and 5.3% for the Virginia Trust of the Public Offering Price (5.485% for the California Trust, 5.485% for the Florida Trust and 5.597% for the Virginia Trust of the net amount invested) plus net accrued interest. If a market is not maintained, a Certificateholder will be able to redeem his or her Units with the Trustee at a price also based on the aggregate bid price of the Bonds. (See "Sponsor Repurchase" and "Public Offering--Offering Price" in Part B of this Prospectus.)


          TOTAL REINVESTMENT PLAN. Certificateholders under the semi-annual plan of distribution have the opportunity to have all their regular interest distributions, and principal distributions, if any, reinvested in available series of "Insured Municipal Securities Trust" or "Municipal Securities Trust." (See "Total Reinvestment Plan" in Part B of this Prospectus.) The Plan is not designed to be a complete investment program.

          For additional information regarding the Public Offering Price and Estimated Current Return and Estimated Long Term Return for Units of each State Trust, descriptions of interest and principal distributions, repurchase and redemption of Units and other essential information regarding the Trusts, please refer to the Summary of Essential Information for the particular State Trust on one of the immediately succeeding pages.

352541.1
                                       A-4



                                                     MUNICIPAL SECURITIES TRUST
                                                        MULTI-STATE SERIES 46

                                                          CALIFORNIA TRUST

                                      SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
                                      --------------------------------------------------------


Date of Deposit:  April 6, 1995                                     Minimum Principal Distribution:
Principal Amount of Bonds ...                $805,000                  $1.00 per Unit.
Number of Units .............                857                    Weighted Average Life to
Fractional Undivided Inter-                                            Maturity: 18.813 Years.
  est in Trust per Unit .....                1/857                  Minimum Value of Trust:
Principal Amount of                                                    Trust may be terminated if
  Bonds per Unit ............                $939.32                   value of Trust is less than
Secondary Market Public                                                $800,000 in principal amount
  Offering Price**                                                     of Bonds.
  Aggregate Bid Price                                               Mandatory Termination Date:
    of Bonds in Trust .......                $740,407+++               The earlier of December 31,
  Divided by 857 units ....                  $863.95                   2044 or the disposition of
  Plus Sales Charge of 5.2%                                            the last Bond in the Trust.
    of Public Offering Price                 $47.35                 Trustee***:  The Chase
  Public Offering Price                                                Manhattan Bank.
    per Unit ................                $911.30+               Trustee's Annual Fee:  Monthly
Redemption and Sponsor's                                               plan $1.46 per $1,000; and
  Repurchase Price                                                     semi-annual plan $1.01 per
  per Unit ..................                $863.95+                  $1,000.
                                                    +++             Evaluator:  Kenny S&P
                                                    ++++               Evaluation Services.
Excess of Secondary Market                                          Evaluator's Fee for Each
  Public Offering Price                                                Evaluation:  Minimum of $2.83
  over Redemption and                                                  plus $.25 per each issue of
  Sponsor's Repurchase                                                 Bonds in excess of 50 issues
  Price per Unit ............                $47.30++++                (treating separate maturities
Difference between Public                                              as separate issues).
  Offering Price per Unit                                           Sponsor: ING Funds
  and Principal Amount per                                             Distributor, Inc.
  Unit Premium/(Discount) ...                $(28.00)               Sponsor's Annual Fee:  Maximum
Evaluation Time:  4:00 p.m.                                            of $.25 per $1,000 principal
  Florida Time.                                                        amount of Bonds (see "Trust
                                                                       Expenses Charges" in Part B
                                                                       of this Prospectus).




       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                               Monthly          Semi-Annual
                                               Option             Option
                                               ------           -----------

Gross annual interest income# .........         $50.43               $50.43
Less estimated annual fees and
  expenses ............................           3.02                 2.67
                                                ------                -----
Estimated net annual interest
  income (cash)# ......................         $47.41               $47.76
Estimated interest distribution# ......           3.95                23.88
Estimated daily interest accrual# .....          .1317                .1326
Estimated current return#++ ...........          5.20%                5.24%
Estimated long term return++ ..........          5.34%                5.38%
Record dates ..........................         1st of           Dec. 1 and
                                                each month       June 1
Interest distribution dates ...........         15th of          Dec. 15 and
                                                each month       June 15

352541.1
                                       A-5



                                                     MUNICIPAL SECURITIES TRUST
                                                        MULTI-STATE SERIES 46

                                                            FLORIDA TRUST

                                      SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
                                      --------------------------------------------------------


Date of Deposit:  April 6, 1995                                     Minimum Principal Distribution:
Principal Amount of Bonds ...                $1,270,000                $1.00 per Unit.
Number of Units .............                1,361                  Weighted Average Life to
Fractional Undivided Inter-                                            Maturity:  21.7 Years.
  est in Trust per Unit .....                1/1361                 Minimum Value of Trust:
Principal Amount of                                                    Trust may be terminated if
  Bonds per Unit ............                $933.14                   value of Trust is less than
Secondary Market Public                                                $800,000 in principal amount
  Offering Price**                                                     of Bonds.
  Aggregate Bid Price                                               Mandatory Termination Date:
    of Bonds in Trust........                $1,179,730+++             The earlier of December 31,
  Divided by 1,361 units ....                $866.81                   2044 or the disposition of
  Plus Sales Charge of 5.2%                                            the last Bond in the Trust.
    of Public Offering Price                 $47.63                 Trustee***:  The Chase
  Public Offering Price                                                Manhattan Bank.
    per Unit ................                $914.44+               Trustee's Annual Fee:  Monthly
Redemption and Sponsor's                                               plan $1.47 per $1,000; and
  Repurchase Price                                                     semi-annual plan $1.01 per
  per Unit ..................                $866.81+                  $1,000.
                                                    +++             Evaluator:  Kenny S&P
                                                    ++++               Evaluation Services.
Excess of Secondary Market                                          Evaluator's Fee for Each
  Public Offering Price                                                Evaluation:  Minimum of $2.83
  over Redemption and                                                  plus $.25 per each issue of
  Sponsor's Repurchase                                                 Bonds in excess of 50 issues
  Price per Unit ............                $47.63++++                (treating separate maturities
Difference between Public                                              as separate issues).
  Offering Price per Unit                                           Sponsor: ING Funds
  and Principal Amount per                                             Distributor, Inc.
  Unit Premium/(Discount) ...                $(18.70)               Sponsor's Annual Fee:  Maximum
Evaluation Time:  4:00 p.m.                                            of $.25 per $1,000 principal
  Florida Time.                                                        amount of Bonds (see "Trust
                                                                       Expenses and Charges in Part B
                                                                       of this Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                                Monthly          Semi-Annual
                                                Option             Option
                                                ------           -----------

Gross annual interest income# .........         $54.12               $54.12
Less estimated annual fees and
  expenses ............................           2.63                 2.31
                                                ------               ------
Estimated net annual interest
  income (cash)# ......................         $51.49               $51.81
Estimated interest distribution# ......           4.29                25.90
Estimated daily interest accrual# .....          .1430                .1439
Estimated current return#++ ...........          5.63%                5.67%
Estimated long term return++ ..........          5.58%                5.62%
Record dates ..........................         1st of           Dec. 1 and
                                                each month       June 1
Interest distribution dates ...........         15th of          Dec. 15 and
                                                each month       June 15



352541.1
                                       A-6



                                       MUNICIPAL SECURITIES TRUST
                                          MULTI-STATE SERIES 46

                                            VIRGINIA TRUST

                       SUMMARY OF ESSENTIAL INFORMATION AS OF DECEMBER 31, 1999
                       --------------------------------------------------------


Date of Deposit:  April 6, 1995                                     Minimum Principal Distribution:
Principal Amount of Bonds ...                $1,275,000                $1.00 per Unit.
Number of Units .............                1,321                  Weighted Average Life
Fractional Undivided Inter-                                            to Maturity:  20.8 Years.
  est in Trust per Unit .....                1/1321                 Minimum Value of Trust:
Principal Amount of                                                    Trust may be terminated if
  Bonds per Unit ............                $965.18                   value of Trust is less than
Secondary Market Public                                                $800,000 in principal amount
  Offering Price**                                                     of Bonds.
  Aggregate Bid Price                                               Mandatory Termination Date:
    of Bonds in Trust .......                $1,237,598+++             The earlier of December 31,
  Divided by 1,321 units ....                $936.86                   2044 or the disposition of
  Plus Sales Charge of 5.3%                                            the last Bond in the Trust.
    of Public Offering Price                 $52.59                 Trustee***:  The Chase
  Public Offering Price                                                Manhattan Bank.
    per Unit ................                $989.45+               Trustee's Annual Fee:  Monthly
Redemption and Sponsor's                                               plan $1.45 per $1,000; and
  Repurchase Price                                                     semi-annual plan $1.00 per
  per Unit ..................                $936.86+                  $1,000.
                                                    +++             Evaluator:  Kenny S&P
                                                    ++++               Evaluation Services.
Excess of Secondary Market                                          Evaluator's Fee for Each
  Public Offering Price                                                Evaluation:  Minimum of $2.83
  over Redemption and                                                  plus $.25 per each issue of
  Sponsor's Repurchase                                                 Bonds in excess of 50 issues
  Price per Unit ............                $52.59++++                (treating separate maturities
Difference between Public                                              as separate issues).
  Offering Price per Unit                                           Sponsor: ING Funds
  and Principal Amount per                                             Distributor, Inc.
  Unit Premium/(Discount) ...                $24.27                 Sponsor's Annual Fee:  Maximum
Evaluation Time:  4:00 p.m.                                            of $.25 per $1,000 principal
  Florida Time.                                                        amount of Bonds (see "Trust
                                                                       Expenses and Charges"
                                                                       in Part B of this Prospectus).



       PER UNIT INFORMATION BASED UPON INTEREST DISTRIBUTION PLAN ELECTED
       ------------------------------------------------------------------

                                                 Monthly          Semi-Annual
                                                 Option             Option

Gross annual interest income# .........           $58.91               $58.91
Less estimated annual fees and
  expenses ............................             2.86                 2.29
                                                  ------               ------
Estimated net annual interest
  income (cash)# ......................           $56.05               $56.62
Estimated interest distribution# ......             4.67                28.31
Estimated daily interest accrual# .....            .1557                .1572
Estimated current return#++ ...........            5.66%                5.72%
Estimated long term return++ ..........            5.62%                5.68%
Record dates ..........................           1st of             Dec. 1 and
                                                  each month         June 1
Interest distribution dates ...........           15th of            Dec.15 and
                                                  each month         June 15


352541.1
                                       A-7

                  Footnotes to Summary of Essential Information

    * The Date of Deposit is the date on which the Trust Agreement was signed and the deposit of the Bonds with the Trustee made.


   ** Certain amounts distributable as of December 31, 1999, may be reported in the Summary of Essential Information as if they had been distributed at year-end.


  *** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004 (tel. no.:
         1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.


    + Plus accrued interest to expected date of settlement (approximately three business days after purchase) of $.20 monthly and $4.18 semi-annually for the California Trust, $.57 monthly and $4.86 semi-annually for the Florida Trust, and $.62 monthly and $5.31 semi-annually for the Virginia Trust.


   ++ The estimated current return and estimated long term return are increased for transactions entitled to a discount (see "Employee Discounts" in Part B of this Prospectus), and are higher under the semi-annual and annual options due to lower Trustee's fees and expenses.

  +++ Based solely upon the bid side evaluation of the underlying Bonds (including, where applicable, undistributed cash from the principal account). Upon tender for redemption, the price to be paid will be calculated as described under "Trustee Redemption" in Part B of this Prospectus.

 ++++ See "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price" in Part B of this Prospectus.

    # Does not include accrual from original issue discount bonds, if any.


                                                FINANCIAL AND STATISTICAL INFORMATION

                               Selected data for each Unit outstanding for the periods listed below:



                                                                                                    Distribu-
                                                                                                    Distribu-
                                                           Distributions of Interest  Principal     tions of
                                                          During the Period (per Unit)              During
                                         Net Asset*                       Semi-                       the
                         Units Out-        Value            Monthly       Annual                     Period
Period Ended              standing        Per Unit          Option        Option                    (Per Unit)
------------             ----------      ----------         -------       ------                    ----------
California Trust

December 31, 1997           1,566      $1,025.65           $55.69        $56.14                     $15.25
December 31, 1998             983         988.33            52.03         52.49                      26.68
December 31, 1999             857         868.73            48.60         48.77                      19.14

Florida Trust

December 31, 1997           1,733        $959.89           $53.24        $53.81                     $16.24
December 31, 1998           1,582         947.28            51.27         51.80                      63.40
December 31, 1999           1,361         871.64            50.09         50.98                      13.33

Virginia Trust

December 31, 1997           1,518      $1,035.06          $58.35        $58.82                     $20.47
December 31, 1998           1,440       1,025.07           56.45         56.94                      14.57
December 31, 1999           1,321         941.67           56.23         56.69                       7.47

--------
*               Net Asset Value per Unit is calculated by dividing net
                assets as disclosed in the "Statement of Net Assets" by
                the number of Units outstanding as of the date of the
                Statement of Net Assets. See Note 5 of Notes to
                Financial Statements for a description of the
                components of Net Assets.

352541.1
                                       A-8

                        INFORMATION REGARDING THE TRUSTS
                             AS OF DECEMBER 31, 1999

DESCRIPTION OF PORTFOLIOS

California Trust

          Each Unit in the California Trust consists of a 1/857th undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $939.32 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the Bonds were acquired. The portfolio of the California Trust consists of 3 issues of 3 issuers located in California. None of the Bonds are obligations of state and local housing authorities; none are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating facilities. None of the issues are mortgage subsidy bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the issues are general obligation bonds. All three of the issues representing $805,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Lease Revenue 1, Solid Waste 1 and Transit 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

          As of December 31, 1999, $805,000 (100% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, none were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, none were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios-- Discount and Zero Coupon Bonds" in Part B of this Prospectus.

          None of the Bonds in the California Trust are subject to the Federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

Florida Trust*
-------------

          Each Unit in the Florida Trust consists of a 1/1361st undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $933.14 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the Bonds were acquired. The portfolio of the Florida Trust consists of 9 issues of 9 issuers located in Florida. None of the Bonds are obligations of state and local housing authorities; approximately 17.3% are hospital revenue bonds; and none were issued in connection with the financing of nuclear generating






--------

* Changes in the Trust Portfolio: From January 1, 2000 to March 15, 2000, $40,000 of the principal amount of the Bond in portfolio no. 1 of the Florida Trust was sold and is no longer contained in the Trust.


352541.1
                                       A-9
facilities. Two issues comprising approximately 38.2%* of the aggregate principal amount of the Bonds are mortgage subsidy bonds. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the issues are general obligation bonds. All nine of the issues representing $1,270,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Airport 1, Education 1, Hospital 2, Public Facility 1, Single Family Mortgage Revenue 2, Solid Waste 1 and University 1. For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.

          As of December 31, 1999, $680,000 (approximately 53.5% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $100,000 (approximately 7.9% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. None of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 38.2% were purchased at a premium and approximately 8.3% were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          Portfolio Nos. 2, 4 and 7 in the Florida Trust are subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.

Virginia Trust



         Each Unit in the Virginia Trust consists of a 1/1321st undivided interest in the principal and net income of the Trust in the ratio of one Unit for each $965.18 of principal amount of the Bonds currently held in the Trust. The Sponsor has not participated as a sole underwriter or manager, co-manager or member of an underwriting syndicate from which any of the Bonds were acquired. The portfolio of the Virginia Trust consists of 7 issues of 6 issuers located in Virginia and 1 in Puerto Rico. None of the Bonds are obligations of state and local housing authorities; approximately 11.4% is a hospital revenue bond; and none were issued in connection with the financing of nuclear generating facilities. One of the issues comprising approximately 23.5% of the aggregate principal amount of the Bonds in the trust is a mortgage subsidy bond. All of the Bonds are subject to redemption prior to their stated maturity dates pursuant to sinking fund or optional call provisions. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess or unanticipated revenues). None of the issues are general obligation bonds. All seven of the issues representing $1,275,000 of the principal amount of the Bonds are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. The portfolio is divided for purpose of issue as follows: Bridge and Tunnel 1, Correctional Facility 1, Electrical 1, Hospital 1, Single Family Mortgage Revenue 1 and Solid Waste 2.





--------

* A trust is considered to be "concentrated" in a particular category or industry when the securities in that category or industry constitute 25% or more of the aggregate face amount of the portfolio. See Part B for disclosure, including risk factors, regarding this concentration.



352541.1
                                      A-10

For an explanation of the significance of these factors see "The State Trusts--Portfolios" in Part B of this Prospectus.


          As of December 31, 1999, $180,000 (approximately 6.3% of the aggregate principal amount of the Bonds) were original issue discount bonds. Of these original issue discount bonds, $60,000 (approximately 4.7% of the aggregate principal amount of the Bonds) were Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at par value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Approximately 15.7% of the aggregate principal amount of the Bonds in the Trust were purchased at a "market" discount from par value at maturity, approximately 78.0% were purchased at a premium and none were purchased at par. For an explanation of the significance of these factors see "The Portfolios--Discount and Zero Coupon Bonds" in Part B of this Prospectus.


          Portfolio No. 1 in the Virginia Trust is subject to the federal individual alternative minimum tax under the Tax Reform Act of 1986. See "Tax Status" in Part B of this Prospectus.


352541.1
                                      A-11

                         Report of Independent Auditors

The Sponsor, Trustee and Certificateholders of
   Municipal Securities Trust, Multi-State Series 46

We have audited the accompanying statements of net assets of Municipal Securities Trust Multi-State Series 46, (comprising, respectively, the California Trust, Florida Trust and Virginia Trust) including the portfolios, as of December 31, 1999 and the related statements of operations, and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of operations, statements of changes in net assets and financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report thereon dated March 19, 1999, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Securities Trust, Multi-State Series 46 at December 31, 1999, the results of their operations, changes in their net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



/s/ERNST & YOUNG LLP
New York, New York
April 15, 2000

                           Municipal Securities Trust

                              Multi-State Series 46

                                California Trust

                                    Portfolio

                                December 31, 1999



                                                                                                     Redemption
              Aggregate                                                              Coupon        Feature (2)(4)
 Portfolio    Principal                                                           Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount         Name of Issuer and Title of Bonds       Ratings      of Maturity     Ref.-Refunding      Value (3)
                                                                         (1)           (2)
------------ ------------ ------------------------------------------- ----------- -------------- -------------------- -------------

     1         $ 270,000  Costa Mesa Pub. Fincg. Auth. Orange Cnty,       A+      5.250%         10/1/05 @ 100 S.F.    $   239,852
                          Ca. Rfndg. Rev. Bonds, 1993 Series A                    10/1/2018      10/1/03 @ 102 Ref.
                          (Pub. Facs. Prjt.)

     2           235,000  Redding JT. Pwrs. Fincg. Auth. Solid            A*      5.500          1/1/06 @ 100 S.F.         226,963
                          Waste and Corp. Yard Rev. Bonds, 1993                   1/1/2013       1/1/04 @ 102 Ref.
                          Series A

     3           300,000  San Diego Ca. Muni. Trans. Dstrct. Bd.         Aa*      5.375          6/1/05 @ 100 S.F.         274,452
                          Auth. 1993 Lease Rev. Bonds (Old Town                   6/1/2023       6/1/03 @ 101 Ref.
                          Light Rail Trans. Ext.)

             ------------                                                                                             -------------
               $ 805,000  Total Investments (Cost $712,470)                                                             $  741,267
             ============                                                                                             =============



                           Municipal Securities Trust

                              Multi-State Series 46

                                  Florida Trust

                                    Portfolio

                                December 31, 1999



                                                                                                     Redemption
              Aggregate                                                              Coupon        Feature (2)(4)
 Portfolio    Principal                                                           Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount         Name of Issuer and Title of Bonds       Ratings      of Maturity     Ref.-Refunding      Value (3)
                                                                         (1)           (2)
------------ ------------ ------------------------------------------- ----------- -------------- -------------------- -------------

     1         $  85,000  State of Fla. Full Faith and Credit State      AAA      6.100%         6/1/06 @ 100 S.F.      $   90,618
                          Bd. of Ed. Pub. Ed. Cap. Outlay Bonds, 1993             6/1/2024       6/1/05 @ 101 Ref.
                          Series F

     2           185,000  Brevard Cnty. Fla. Hsg. Fin. Auth.             Aaa*     6.800          3/1/07 @ 100 S.F.         189,712
                          S.F.M.R. (AMT)                                          3/1/2028       3/1/05 @ 102 Ref.

     3           130,000  Brevard Cnty. Fla. Solid Waste Sys. Rev.        A       5.700          No Sinking fund           131,738
                          Bonds, Series 1993                                      4/1/2009       4/1/03 @ 102 Ref.

     4           150,000  Dade Cnty. Fla. Aviation Rev. Bonds            AAA      6.000          10/1/07 @ 100 S.F.        150,628
                          Series 1995 B (AMT) (MBIA)                              10/1/2024      10/1/05 @ 102 Ref.

     5           100,000  Dade Cnty. Fla. Ed. Facs. Auth. Rev.           AA-      6.125          1/1/06 @ 100 S.F.         101,123
                          Rfndg. Bonds, Series 1994 (St. Thomas Univ. Issue)      1/1/2019       1/1/04 @ 102 Ref.

     6           300,000  Hsg. Fincg. Auth. of Dade Cnty. (Fla.)         AAA      6.700          4/1/07 @ 100 S.F.         304,716
                          S.F.M.R. Bond Series 1995                               4/1/2028       4/1/05 @ 102 Ref.

     7            20,000  Palm Beach Cnty. Hlth. Facs. Auth. Hosp.       Aaa*     6.300          10/1/05 @ 100 S.F.         21,366
                          Rev. Bonds (Good Sam. Hlth. Sys., Inc. Proj.)           10/1/2022      10/1/03 @ 102 Ref.
                          Series 1993 (AMT) (MBIA)

     8           200,000  St. Johns Cnty. Ind. Dev. Auth. Hosp.          A2*      6.000          8/1/04 @ 100 S.F.         185,780
                          Rev. Bonds (Flagler Hosp. Proj.) Series 1992            8/1/2022       8/1/02 @ 102 Ref.

     9           100,000  City of Sunrise Fla. Pub. Facs. Ref. Rev.      AAA      0.000          No Sinking Fund            30,288
                          Bonds Series 1992 B (MBIA)                              10/1/2019      None

             ------------
                                                                                                                      -------------
               $1,270,000 Total Investments (Cost $1,195,641)                                                           $1,205,969
             ============                                                                                             -------------


                           Municipal Securities Trust

                              Multi-State Series 46

                                 Virginia Trust

                                    Portfolio

                                December 31, 1999



                                                                                                     Redemption
              Aggregate                                                              Coupon        Feature (2)(4)
 Portfolio    Principal                                                           Rate/Date(s)    S.F.-Sinking Fund      Market
    No.        Amount         Name of Issuer and Title of Bonds       Ratings      of Maturity     Ref.-Refunding      Value (3)
                                                                         (1)           (2)
------------ ------------ ------------------------------------------- ----------- -------------- -------------------- -------------

     1         $ 300,000  Va. Hsg. Dev. Auth. Cmmnwlth. Mtg. Bonds       AA+      6.450%         1/1/04 @ 100 S.F.      $  302,304
                          1992 Series B-AMT, Subseries B-4                        7/1/2021       1/1/02 @ 102 Ref.

     2            20,000  Chesapeake Bay Va. Bridge & Tunnel Commsn.     AAA      5.750          7/1/23 @ 100 S.F.          20,362
                          Dist. Rev. Rfndg. Bonds (MBIA Corp.)                    7/1/2025       7/1/01 @ 100 Ref.

     3           250,000  Indus. Dev. Auth. of Danville, VA Solid        A3*      6.500          No Sinking Fund           246,472
                          Waste Disposal Rev. Bonds 1995 Series A                 3/1/2019       3/1/05 @ 102 Ref.
                          (Int'l. Paper Co. Prjts.)

     4           145,000  Indus. Dev. Auth. of the City of Hampton,      Aa2*     6.500          11/1/06 @ 100 S.F.        152,815
                          VA Hosp. Rev. and Ref. Bonds (Sentara                   11/1/2012      11/1/04 @ 102 Ref.
                          Hampton Gen. Hosp.) Series 1994A

     5           300,000  Indus. Dev. Auth. of the Cnty. of Isle of      A1*      6.550          No Sinking Fund           300,111
                          Wight, VA Solid Waste Disp. Facs. Rev. Bonds            4/1/2024       4/1/04 @ 102 Ref.
                          (Union Camp Corp. Prjt.) Series 1994

     6           200,000  Riverside Regl. Jail Auth. Jail Fac. Rev.      AAA      6.000          7/1/07 @ 100 S.F.         196,922
                          Bonds Series 1995                                       7/1/2025       7/1/05 @ 102 Ref.

     7            60,000  P.R. Elec. Pwr. Auth. Pwr. Rev. Bonds          BBB+     0.000          No Sinking Fund            21,071
                          Series O 1989                                           7/1/2017       None

             ------------                                                                                             -------------
               $1,275,000 Total Investments (Cost $1,246,381)                                                           $1,240,057
             ============                                                                                             =============


See accompanying footnotes to portfolio and notes to financial statements.


                           Municipal Securities Trust

                              Multi-State Series 46

                             Footnotes to Portfolio


1 All ratings are by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. except for those identified by an asterisk (*) which are by Moody's Investors Service Inc. A brief description of the ratings symbols and their meaning is set forth under "Description of Bond Ratings" in Part B of the Prospectus.

2. See "The Trust--Portfolio" in Part B of the Prospectus for an explanation of redemption features. See "Tax Status" in Part B of the Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a bond.

3. At December 31, 1999, the net unrealized appreciation of all the bonds was comprised of the following:



                                                             California       Florida        Virginia
                                                                Trust          Trust           Trust
                                                            -------------- -------------- ----------------

 Gross unrealized appreciation                                $   28,797     $   18,481     $     6,534
 Gross unrealized depreciation                                         -         (8,153)        (12,858)

                                                            -------------- -------------- ----------------
 Net unrealized appreciation (depreciation)                   $   28,797     $   10,328     $    (6,324)
                                                            ============== ============== ================



4. The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, termination of a contract, or receipt of excess of unanticipated revenues).



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 46

                            Statements of Net Assets

                                December 31, 1999




                                                         California Trust          Florida              Virginia
                                                                                    Trust                 Trust
                                                       --------------------- --------------------- --------------------

Investments in securities, at market value
   (cost $712,470, $1,195,641 and $1,246,381,
   respectively)                                               $741,267          $   1,205,969          $  1,240,057

Other assets
   Accrued interest                                              11,351                 22,130                28,150
                                                       --------------------- --------------------- --------------------
Total other assets                                               11,351                 22,130                28,150
                                                       --------------------- --------------------- --------------------

Liabilities
   Advance from Trustee                                           8,119                 41,799                24,263
                                                       --------------------- --------------------- --------------------
Total liabilities                                                 8,119                 41,799                24,263
                                                       --------------------- --------------------- --------------------

Excess of other assets over total liabilities
   (liabilities over total other assets)                          3,232                (19,669)                3,887
                                                       --------------------- --------------------- --------------------

Netassets (857, 1,361 and 1,321 units of
  fractional undivided interest outstanding,
  $868.73, $871.64 and $941.67 per unit,
  respectively)
                                                               $744,499          $   1,186,300          $  1,243,944
                                                       ===================== ===================== ====================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 46

                                California Trust

                            Statements of Operations




                                                                          Year ended December 31,
                                                                  1999              1998               1997
                                                            ----------------- ----------------- ----------------

Investment income
Interest                                                       $     47,896      $   65,042         $   106,599

Expenses
Trustee's fees                                                        1,825           2,626               3,476
Evaluator's fee                                                         833           1,117                 772
Sponsor's advisory fee                                                  235             389                 542
                                                            ----------------- ----------------- ----------------
Total expenses                                                        2,893           4,132               4,790
                                                            ----------------- ----------------- ----------------

Net investment income                                                45,003          60,910             101,809
                                                            ----------------- ----------------- ----------------

Realized and unrealized gain (loss)
Realized gain on investments                                          7,435          58,403              18,279
Unrealized appreciation (depreciation)
   on investments                                                   (98,880)        (27,410)             52,585
                                                            ----------------- ----------------- ----------------
Net gain (loss) on investments                                      (91,445)         30,993              70,864
                                                            ----------------- ----------------- ----------------
Net increase (decrease) in net assets resulting from
   operations                                                  $    (46,442)     $   91,903       $     172,673
                                                            ================= ================= ================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 46

                                  Florida Trust

                            Statements of Operations




                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Investment income
Interest                                                  $     79,331       $   93,247           $   104,985

Expenses
Trustee's fees                                                   2,835            3,355                 3,542
Evaluator's fee                                                    834              902                   772
Sponsor's advisory fee                                             363              405                   513
                                                       ------------------ ------------------- ------------------
Total expenses                                                   4,032            4,662                 4,827
                                                       ------------------ ------------------- ------------------

Net investment income                                           75,299           88,585               100,158
                                                       ------------------ ------------------- ------------------

Realized and unrealized gain (loss)
Realized gain on investments                                    17,295           18,678                13,477
Unrealized appreciation (depreciation)
   on investments                                             (108,077)           6,054                51,716
                                                       ------------------ ------------------- ------------------
Net gain (loss) on investments                                 (90,782)          24,732                65,193
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets
   resulting from operations                              $    (15,483)      $  113,317         $     165,351
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 46

                                 Virginia Trust

                            Statements of Operations




                                                                       Year ended December 31,
                                                             1999                1998                 1997
                                                       ------------------ ------------------- ------------------

Investment income
Interest                                                  $     84,971       $   87,698           $    97,675

Expenses
Trustee's fees                                                   2,705            2,877                 3,109
Evaluator's fee                                                    834              902                   772
Sponsor's advisory fee                                             349              371                   360
                                                       ------------------ ------------------- ------------------
Total expenses                                                   3,888            4,150                 4,241
                                                       ------------------ ------------------- ------------------

Net investment income                                           81,083           83,548                93,434
                                                       ------------------ ------------------- ------------------

Realized and unrealized gain (loss)
Realized gain on investments                                     5,542            9,154                 6,292
Unrealized appreciation (depreciation)
   on investments                                             (112,822)          (2,975)               59,560
                                                       ------------------ ------------------- ------------------
Net gain (loss) on investments                                (107,280)           6,179                65,852
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                             $    (26,197)      $   89,727         $     159,286
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 46

                                California Trust

                       Statements of Changes in Net Assets




                                                                       Year ended December 31,
                                                             1999                1998                 1997
                                                       ------------------ ------------------- ------------------

Operations
Net investment income                                     $      45,003     $       60,910      $      101,809
Realized gain on investments                                      7,435             58,403              18,279
Unrealized appreciation (depreciation)
   on investments                                               (98,880)           (27,410)             52,585
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                                   (46,442)            91,903             172,673
                                                       ------------------ ------------------- ------------------

Distributions to Certificateholders
Investment income                                                44,274             62,396              98,573
Principal                                                        16,422             73,564              26,107

Redemptions
Interest                                                          1,307              2,159               5,602
Principal                                                       118,581            588,427             425,836
                                                       ------------------ ------------------- ------------------
Total distributions and redemptions                             180,584            726,546             556,118
                                                       ------------------ ------------------- ------------------

Total (decrease)                                               (227,026)          (634,643)           (383,445)

Net assets
Beginning of year                                               971,525          1,606,168           1,989,613
                                                       ------------------ ------------------- ------------------
End of year (including undistributed net investment
   income of $4,091, $4,669 and $8,314, respectively)
                                                          $     744,499     $      971,525      $    1,606,168
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 46

                                  Florida Trust

                       Statements of Changes in Net Assets




                                                                       Year ended December 31,
                                                             1999                1998                 1997
                                                       ------------------ ------------------- ------------------

Operations
Net investment income                                    $       75,299     $       88,585      $      100,158
Realized gain on investments                                     17,295             18,678              13,477
Unrealized appreciation (depreciation)
   on investments                                              (108,077)             6,054              51,716
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                                   (15,483)           113,317             165,351
                                                       ------------------ ------------------- ------------------

Distributions to Certificateholders
Investment income                                                72,246             88,197             100,265
Principal                                                        18,542             43,810              28,876

Redemptions
Interest                                                          1,020                262                 175
Principal                                                       204,999            145,947             249,191
                                                       ------------------ ------------------- ------------------
Total distributions and redemptions                             296,807            278,216             378,507
                                                       ------------------ ------------------- ------------------

Total (decrease)                                               (312,290)          (164,899)           (213,156)

Net assets
Beginning of year                                             1,498,590          1,663,489           1,876,645
                                                       ------------------ ------------------- ------------------
End of year (including undistributed net investment
   income of $14,144, $12,111 and $11,985,
   respectively)                                          $   1,186,300     $    1,498,590      $    1,663,489
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 46

                                 Virginia Trust

                       Statements of Changes in Net Assets




                                                                       Year ended December 31,
                                                             1999                1998                 1997
                                                       ------------------ ------------------- ------------------

Operations
Net investment income                                    $       81,083     $       83,548      $       93,434
Realized gain on investments                                      5,542              9,154               6,292
Unrealized appreciation (depreciation)
   on investments                                              (112,822)            (2,975)             59,560
                                                       ------------------ ------------------- ------------------
Net increase (decrease) in net assets resulting from
   operations                                                   (26,197)            89,727             159,286
                                                       ------------------ ------------------- ------------------

Distributions to Certificateholders
Investment income                                                79,461             83,177              92,657
Principal                                                        10,219             21,462              32,017

Redemptions
Interest                                                            310                191                 871
Principal                                                       115,974             80,019             119,765
                                                       ------------------ ------------------- ------------------
Total distributions and redemptions                             205,964            184,849             245,310
                                                       ------------------ ------------------- ------------------

Total (decrease)                                               (232,161)           (95,122)            (86,024)

Net assets
Beginning of year                                             1,476,105          1,571,227           1,657,251
                                                       ------------------ ------------------- ------------------
End of year (including undistributed net investment
   income of $11,522, $10,210 and $10,030,
   respectively)                                          $   1,243,944     $    1,476,105      $    1,571,227
                                                       ================== =================== ==================



The accompanying notes form an integral part of the financial statements.

                           Municipal Securities Trust

                              Multi-State Series 46

                                California Trust

                              Financial Highlights


Selected data for a unit of the Trust outstanding:*

                                                                       Year ended December 31,
                                                             1999                1998                 1997
                                                       ------------------ ------------------- ------------------

Net asset value, beginning of year**                      $    988.33        $  1,025.65         $    998.30
                                                       ------------------ ------------------- ------------------

Interest income                                                 52.06              51.01               59.89
Expenses                                                        (3.14)             (3.24)              (2.69)
                                                       ------------------ ------------------- ------------------
Net investment income                                           48.92              47.77               57.20
                                                       ------------------ ------------------- ------------------
Net gain or loss on investments(1)                            (101.13)             23.24               43.35
                                                       ------------------ ------------------- ------------------
Total from investment operations                               (52.21)             71.01              100.55
                                                       ------------------ ------------------- ------------------

Less distributions
   to Certificateholders
     Income                                                     48.12              48.94               55.38
     Principal                                                  17.85              57.70               14.67
   for Redemptions
     Interest                                                    1.42               1.69                3.15
                                                       ------------------ ------------------- ------------------
Total distributions                                             67.39             108.33               73.20
                                                       ------------------ ------------------- ------------------
Net asset value, end of year**                            $    868.73        $    988.33         $  1,025.65
                                                       ================== =================== ==================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 920 ([857 + 983]/2) for 1999, 1,275 ([983 +1,556]/2) for 1998 and of
    1,780 ([1,556 + 1,993]/2) for 1997.

** Based upon actual units outstanding.


The accompanying notes form an integral part of the financial statements.


                           Municipal Securities Trust

                              Multi-State Series 46

                                  Florida Trust

                              Financial Highlights




Selected data for a unit of the Trust outstanding:*

                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Net asset value, beginning of year**                      $    947.28        $    959.89         $    938.32
                                                       ------------------ ------------------- ------------------

Interest income                                                 53.89              56.24               56.23
Expenses                                                        (2.74)             (2.81)              (2.59)
                                                       ------------------ ------------------- ------------------
Net investment income                                           51.15              53.43               53.64
                                                       ------------------ ------------------- ------------------
Net gain or loss on investments(1)                             (64.42)             13.73               37.19
                                                       ------------------ ------------------- ------------------
Total from investment operations                               (13.27)             67.16               90.83
                                                       ------------------ ------------------- ------------------

Less distributions
   to Certificateholders
     Income                                                     49.08              53.19               53.70
     Principal                                                  12.60              26.42               15.47
   for Redemptions
     Interest                                                     .69                .16                 .09
                                                       ------------------ ------------------- ------------------
Total distributions                                             62.37              79.77               69.26
                                                       ------------------ ------------------- ------------------
Net asset value, end of year**                            $    871.64        $    947.28         $    959.89
                                                       ================== =================== ==================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and loss on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 1,472 ([1,361 + 1,582]/2) for 1999, 1,658 ([1,582 +1,733]/2) for
    1998 and of 1,867 ([1,733 + 2,000]/2) for 1997.

** Based upon actual units outstanding.


The accompanying notes form an integral part of the financial statements.


                           Municipal Securities Trust

                              Multi-State Series 46

                                 Virginia Trust

                              Financial Highlights




Selected data for a unit of the Trust outstanding:*

                                                                       Year ended December 31,
                                                             1999                1998               1997
                                                       ------------------ ------------------- ------------------

Net asset value, beginning of year**                      $  1,025.07        $  1,035.06         $  1,013.61
                                                       ------------------ ------------------- ------------------

Interest income                                                 61.53              59.30               61.94
Expenses                                                        (2.82)             (2.81)              (2.69)
                                                       ------------------ ------------------- ------------------
Net investment income                                           58.71              56.49               59.25
                                                       ------------------ ------------------- ------------------
Net gain or loss on investments (1)                            (76.95)              4.40               41.81
                                                       ------------------ ------------------- ------------------
Total from investment operations                               (18.24)             60.89              101.06
                                                       ------------------ ------------------- ------------------

Less distributions
   to Certificateholders
     Income                                                     57.54              56.24               58.76
     Principal                                                   7.40              14.51               20.30
   for Redemptions
     Interest                                                     .22                .13                 .55
                                                       ------------------ ------------------- ------------------
Total distributions                                             65.16              70.88               79.61
                                                       ------------------ ------------------- ------------------
Net asset value, end of year**                            $    941.67        $  1,025.07         $  1,035.06
                                                       ================== =================== ==================

(1) Net gain or loss on investments is a result of changes in outstanding units since January 1, 1999, 1998 and 1997, respectively, and the dates of net gain and less on investments.

* Unless otherwise stated, based upon average units outstanding during the year of 1,381 ([1,321 + 1,440]/2) for 1999, 1,479 ([1,440 +1,518]/2) for
    1998 and of 1,577 ([1,518 + 1,635]/2) for 1997.

** Based upon actual units outstanding.


The accompanying notes form an integral part of the financial statements.


                           Municipal Securities Trust

                              Multi-State Series 46

                    Notes to Financial Statements (continued)




1. Organization

Municipal Securities Trust, Multi-State Series 46 (the "Trust") (comprising, respectively, the California Trust, Florida Trust and Virginia Trust) was organized on April 6, 1995 by Bear, Stearns & Co. Inc. and Gruntal & Co., Incorporated under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. The Trust was formed to preserve capital and to provide interest income.

On September 28, 1995, Reich & Tang Distributors, Inc. ("Reich & Tang") had become the successor sponsor to certain of the unit investment trusts previously sponsored by Bear, Stearns & Co. Inc. As successor sponsor, Reich & Tang had assumed all of the obligations and rights of Bear, Stearns & Co. Inc., the previous sponsor.

Effective February 9, 2000, Gruntal & Co. resigned as a co-sponsor of certain unit investment trusts previously co-sponsored with Reich & Tang. ING Funds Distributor, Inc. ("ING") has become the successor sponsor to certain unit investment trusts previously sponsored by Reich & Tang. As successor sponsor, ING has assumed all of the obligations and rights of Reich & Tang, the previous sponsor.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

Interest Income

Interest income is recorded on the accrual basis. The discount on the zero-coupon bonds is accreted by the interest method over the respective lives of the bonds. The accretion of such discount is included in interest income; however, it is not distributed until realized in cash upon maturity or sale of the respective bonds.

                           Municipal Securities Trust

                              Multi-State Series 46

                    Notes to Financial Statements (continued)


2. Summary of Significant Accounting Policies (continued)

Security Valuation

Investments are carried at market value which is determined by Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of the McGraw-Hill Companies, Inc. The market value of the portfolio is based upon the bid prices for the bonds at the end of the year, which approximates the fair value of the security at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost (including accumulated accretion of original issue discount on zero-coupon bonds) and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the basis of average cost of the securities sold or redeemed.

3. Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to continue to qualify for the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unitholders.

4. Trust Administration

The Chase Manhattan Bank (the "Trustee") has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

The Trust Indenture and Agreement  provides for interest  distributions as often
as   monthly   (depending   upon   the   distribution   plan   elected   by  the
Certificateholders).

                           Municipal Securities Trust

                              Multi-State Series 46

                    Notes to Financial Statements (continued)


4. Trust Administration (continued)

The Trust Indenture and Agreement further requires that principal received from the disposition of bonds, other than those bonds sold in connection with the redemption of units, be distributed to Certificateholders.

The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the years ended December 31, 1999, 1998 and 1997, 126, 583 and 427 units were redeemed in the California Trust, respectively. For the years ended December 31, 1999, 1998 and 1997, 221, 151 and 267 units were redeemed in the Florida Trust, respectively. For the years ended December 31, 1999, 1998 and 1997, 119, 78 and 117 units were redeemed in the Virginia Trust, respectively.

The Trust pays an annual fee for trustee services rendered by the Trustee that ranges from $1.00 to $1.47 per $1,000 of outstanding investment principal. In addition, a minimum fee of $2.83 is paid to a service bureau for each portfolio valuation. A maximum fee of $.25 per $1,000 of outstanding investment principal is paid to the Sponsor. For the year ended December 31, 1999, the "Trustee's Fees" are comprised of Trustee fees of $895, 1,906 and 1,795 and other expenses of $930, 929 and 910 for the California, Florida and Virginia Trusts, respectively. For the year ended December 31, 1998, the "Trustee's Fees" are comprised of Trustee fees of $1,769, $2,414 and $2,001 and other expenses of $857, $941 and $876 for the California, Florida and Virginia Trusts, respectively. For the year ended December 31, 1997, the "Trustee's Fees" are comprised of Trustee fees of $2,487, $2,553 and $2,125 and other expenses of $989, $989 and $984 for the California, Florida and Virginia Trusts, respectively. The other expenses include professional, printing and miscellaneous fees.

                           Municipal Securities Trust

                              Multi-State Series 46

                    Notes to Financial Statements (continued)


5. Net Assets

At December 31, 1999, the net assets of the Trust represented the interest of Certificateholders as follows:



                                                 California              Florida             Virginia
                                                    Trust                 Trust                Trust
                                              -------------------- -------------------- --------------------

 Original cost to Certificateholders            $    1,980,414       $    2,020,570       $    2,045,934
 Less initial gross underwriting commission
                                                        97,040               99,008              100,250
                                              -------------------- -------------------- --------------------
                                                     1,883,374            1,921,562            1,945,684

 Accumulated cost of securities sold,
    matured or called                               (1,170,904)            (733,496)            (704,481)
 Net unrealized appreciation
    (depreciation)                                      28,797               10,328               (6,324)
 Undistributed net investment income
                                                         4,091               14,144               11,522
 Distributions in excess of proceeds
    from investments                                      (859)             (26,238)              (2,457)
                                              -------------------- -------------------- --------------------
 Total                                           $     744,499        $   1,186,300        $   1,243,944
                                              ==================== ==================== ====================

The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 2,000, 2,000 and 2,000 units of fractional undivided interest of the Trust as of the date of deposit.

Undistributed net investment income includes accumulated accretion of original issue discount of $7,575, and $5,178 for the Florida and Virginia Trust, respectively.


                           Municipal Securities Trust

                              Multi-State Series 46

                    Notes to Financial Statements (continued)

6. Concentration of Credit Risk

Since the Trust invests a portion of its assets in municipal bonds, it may be affected by economic and political developments in the municipalities. Certain debt obligations held by the Trust may be entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

                   Note: Part B of This Prospectus May Not Be
                    Distributed Unless Accompanied by Part A.

                        Please Read and Retain Both Parts
                        ---------------------------------
                     of the Prospectus for Future Reference.
                     --------------------------------------


                           MUNICIPAL SECURITIES TRUST
                               MULTI-STATE SERIES
                             (Multiplier Portfolio)

                                Prospectus Part B


                               Dated: April 30, 2000


                                    THE TRUST

          Organization. "Municipal Securities Trust," Multi-State Series (the "Trust") consists of several separate "unit investment trusts," which may include the California Trust, Florida Trust, New York Trust and/or Virginia Trust (collectively, the "State Trusts") designated as set forth in Part A. The State Trusts were created under the laws of the State of New York pursuant to the Trust Indenture and Agreement* (collectively, the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors, Inc., the predecessor to ING Funds Distributor, Inc., as Sponsor, or depending on the particular Trust, Reich & Tang Distributors, Inc. and Gruntal & Co., L.L.C., as Co-Sponsors (Gruntal & Co., L.L.C. has resigned as co-sponsor), Kenny S&P Evaluation Services, a business unit of J.J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, as Evaluator, and, depending on the particular State Trust, either The Bank of New York or The Chase Manhattan Bank, as Trustee. The name of the Trustee for a particular State Trust is contained in the "Summary of Essential Information" in Part A. For a description of the Trustee for a particular State Trust, see "Trust Administration--The Trustee." Each State Trust will be administered as a distinct entity with separate certificates, expenses, books and records.

          On the Date of Deposit the Sponsor deposited with the Trustee long-term bonds, including delivery statements relating to contracts for the purchase of certain such bonds (the "Bonds"), and cash or irrevocable letters of credit issued by a major commercial bank in the amount required for such purchases. Thereafter, the Trustee, in exchange for the Bonds so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the State Trusts. The Trust consists of the interest-bearing bonds described under "The Trust" in Part A of this Prospectus, the interest on which is, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, exempt from regular Federal income tax under existing law.

          Each "Unit" outstanding on the Evaluation Date represented an undivided interest or pro rata share in the principal and interest of each State Trust in the ratio of one Unit to the principal amount of Bonds in such

--------
* References in this Prospectus to the Trust Agreement are qualified in their entirety by the respective Trust Indentures and Agreements which are incorporated herein by reference.


82600.12
                                       -1-

State Trust on such date as specified in Part A of this Prospectus. To the extent that any Units of a State Trust are redeemed by the Trustee, the fractional undivided interest or pro rata share in such State Trust represented by each unredeemed Unit of such State Trust will increase, although the actual interest in such State Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor, or until the termination of the Trust Agreement.

          Objectives. Each State Trust is one of a series of similar but separate unit investment trusts formed by the Sponsor which offers investors the opportunity to participate in a portfolio of long-term tax-exempt bonds, which may include deep "market" discount and original issue discount bonds, with a greater diversification than they might be able to acquire themselves. The objectives of each State Trust are to preserve capital and to provide interest income which, in the opinions of bond counsel to the respective issuers given at the time of original delivery of the Bonds, is, with certain exceptions, currently exempt from regular Federal income tax and from present income taxes of the State for which such Trust is named for residents thereof. Such interest income may, however, be subject to the federal alternative minimum tax and to state and local taxes in other jurisdictions. Investors should be aware that there is no assurance the State Trusts' objectives will be achieved because these objectives are dependent on the continuing ability of the issuers of the Bonds to meet their interest and principal payment requirements, on the continuing satisfaction of the conditions required for the exemptions of interest thereon from regular Federal income tax and on the market value of the Bonds, which can be affected by fluctuations in interest rates and other factors.

          Since disposition of Units prior to final liquidation of a State Trust may result in an investor receiving less than the amount paid for such Units (see "Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price"), the purchase of a Unit should be looked upon as a long-term investment. The State Trusts are not designed to be complete investment programs.

          The Portfolios--General. All of the Bonds in the State Trusts were rated "A" or better by Standard & Poor's Ratings Services, A Division of The McGraw-Hill Companies ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") at the time originally deposited in the State Trust. For a list of the ratings of each Bond on the Evaluation Date, see each "Portfolio" in Part A of this Prospectus.

          For information regarding (i) the number of issues in each State Trust, (ii) the range of fixed maturity of the Bonds, (iii) the number of issues payable from the income of a specific project or authority and (iv) the number of issues constituting general obligations of a government entity, see "The Trust" and "Description of Portfolio" for each State Trust in Part A of this Prospectus.

          When selecting Bonds for the State Trusts, the following factors, among others, were considered by the Sponsor on the Date of Deposit: (i) the quality of the Bonds and whether such Bonds were rated "A" or better by Standard & Poor's or Moody's, (ii) the yield and price of the Bonds relative to other tax-exempt securities of comparable quality and maturity, (iii) income to the Certificateholders of the State Trusts, (iv) the diversification of each State Trust's portfolio, as to purpose of issue and location of issuer, taking into account the availability in the market of issues which meet such State Trust's quality, rating, yield and price criteria

82600.12
                                       -2-
and (v)the existence of "market" discount and original issue discount. Subsequent to the Evaluation Date, a Bond may cease to be rated or its rating may be reduced below that specified above. Neither event requires an elimination of such Bond from a State Trust but may be considered in the Sponsor's determination to direct the Trustee to dispose of the Bond. See "Portfolio Supervision." For an interpretation of the bond ratings, see "Description of Bond Ratings."

          Housing Bonds. Some of the aggregate principal amount of the Bonds may consist of obligations of state and local housing authorities whose revenues are primarily derived from mortgage loans to rental housing projects for low to moderate income families. Since such obligations are usually not general obligations of a particular state or municipality and are generally payable primarily or solely from rents and other fees, adverse economic developments including failure or inability to increase rentals, fluctuations of interest rates, and increasing construction and operating costs may reduce revenues available to pay existing obligations. See "Description of Portfolio" in Part A for the amount of housing bonds contained therein.

          Hospital Revenue Bonds. Some of the aggregate principal amount of the Bonds may consist of hospital revenue bonds. Ratings of hospital bonds are often initially based on feasibility studies which contain projections of occupancy levels, revenues and expenses. Actual experience may vary considerably from such projections. A hospital's gross receipts and net income will be affected by future events and conditions including, among other things, demand for hospital services and the ability of the hospital to provide them, physicians' confidence in hospital management capability, economic developments in the service area, competition, actions by insurers and governmental agencies and the increased cost and possible unavailability of malpractice insurance. Additionally, a major portion of hospital revenue typically is derived from third-party payors and government programs such as Medicare and Medicaid. Both private third-party payors and government programs have undertaken cost containment measures designed to limit payments. Furthermore, government programs are subject to statutory and regulatory changes, retroactive rate adjustments, administrative rulings and government funding restrictions, all of which may materially decrease the rate of program payments for health care facilities. There can be no assurance that payments under governmental programs will remain at levels comparable to present levels or will, in the future, be sufficient to cover the costs allocable to patients participating in such programs. In addition, there can be no assurance that a particular hospital or other health care facility will continue to meet the requirements for participation in such programs.

          The health care delivery system is undergoing considerable alteration and consolidation. Consistent with that trend, the ownership or management of a hospital or health care facility may change, which could result in (i) an early redemption of bonds, (ii) alteration of the facilities financed by the Bonds or which secure the Bonds, (iii) a change in the tax exempt status of the Bonds or
(iv) an inability to produce revenues sufficient to make timely payment of debt service on the Bonds. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse change in these areas may affect the ability of such issuers to make payment of principal and interest on such bonds. See "Description of Portfolio" in Part A for the amount of hospital revenue bonds contained therein.

          Nuclear Power Facility Bonds. Certain Bonds may have been issued in connection with the financing of nuclear generating facilities. Electric utilities which own or operate nuclear power plants are exposed to risks

82600.12
                                       -3-
inherent in the nuclear industry. These risks include exposure to new requirements resulting from extensive federal and state regulatory oversight, public controversy, decommissioning costs, and spent fuel and radioactive waste disposal issues. While nuclear power construction risks are no longer of paramount concern, the emerging issue is radioactive waste disposal. In addition, nuclear plants typically require substantial capital additions and modifications throughout their operating lives to meet safety, environmental, operational and regulatory requirements and to replace and upgrade various plant systems. The high degree of regulatory monitoring and controls imposed on nuclear plants could cause a plant to be out of service or on limited service for long periods. When a nuclear facility owned by an investor-owned utility or a state or local municipality is out of service or operating on a limited service basis, the utility operator or its owners may be liable for the recovery of replacement power costs. Risks of substantial liability also arise from the operation of nuclear facilities and from the use, handling, and possible radioactive emissions associated with nuclear fuel. Insurance may not cover all types or amounts of loss which may be experienced in connection with the ownership and operation of a nuclear plant and severe financial consequences could result from a significant accident or occurrence. The Nuclear Regulatory Commission has promulgated regulations mandating the establishment of funded reserves to assure financial capability for the eventual decommissioning of licensed nuclear facilities. These funds are to be accrued from revenues in amounts currently estimated to be sufficient to pay for decommissioning costs. The Sponsor is unable to predict whether any such actions or whether any such proposals or litigation, if enacted or instituted, will have an adverse impact on the revenues available to pay the debt service on the Bonds in the portfolio issued to finance such nuclear projects. See "Description of Portfolio" in Part A for the amount of bonds issued to finance nuclear generating facilities contained therein.

          Mortgage Subsidy Bonds. Certain Bonds may be "mortgage subsidy bonds" which are obligations of which all or a significant portion of the proceeds are to be used directly or indirectly for mortgages on owner-occupied residences.
Section 103A of the Internal Revenue Code of 1954 provided as a general rule that interest on "mortgage subsidy bonds" will not be exempt from Federal income tax. An exception is provided for certain "qualified mortgage bonds." Qualified mortgage bonds are bonds that are used to finance owner- occupied residences and that meet numerous statutory requirements. These requirements include certain residency, ownership, purchase price and target area requirements, ceiling residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions and (for bonds issued after December 31, 1984) certain information reporting, certification, public hearing and policy statement requirements. In the opinions of bond counsel to the issuing governmental authorities, interest on all the Bonds in a Trust that might be deemed "mortgage subsidy bonds" will be exempt from Federal income tax when issued. See "Description of Portfolio" in Part A for the amount of mortgage subsidy Bonds contained therein.


          Mortgage Revenue Bonds. Certain Bonds may be "mortgage revenue bonds." Under the Internal Revenue Code of 1986, as amended (the "Code") (and under similar provisions of the prior tax law), "mortgage revenue bonds" are obligations the proceeds of which are used to finance owner-occupied residences under programs which meet numerous statutory requirements relating to residency, ownership, purchase price and target area requirements, ceiling amounts for state and local issuers, arbitrage restrictions, and certain information reporting certification, and public hearing requirements. There can be no assurance that additional federal legislation will not be introduced or that existing legislation will not be further amended, revised, or enacted


82600.12
                                       -4-
after delivery of these Bonds or that certain required future actions will be taken by the issuing governmental authorities, which action or failure to act could cause interest on the Bonds to be subject to Federal income tax. If any portion of the Bonds proceeds are not committed for the purpose of the issue, Bonds in such amount could be subject to earlier mandatory redemption at par, including issues of Zero Coupon Bonds (see "Discount and Zero Coupon Bonds"). See "Description of Portfolio" in Part A for the amount of mortgage revenue bonds contained therein.


          Private Activity Bonds. The portfolio of the Trust may contain other Bonds which are "private activity bonds" (often called Industrial Revenue Bonds ("IRBs") if issued prior to 1987) which would be primarily of two types: (i) Bonds for a publicly owned facility which a private entity may have a right to use or manage to some degree, such as an airport, seaport facility or water system and (ii)facilities deemed owned or beneficially owned by a private entity but which were financed with tax-exempt bonds of a public issuer, such as a manufacturing facility or a pollution control facility. In the case of the first type, bonds are generally payable from a designated source of revenues derived from the facility and may further receive the benefit of the legal or moral obligation of one or more political subdivisions or taxing jurisdictions. In most cases of project financing of the first type, receipts or revenues of the issuer are derived from the project or the operator or from the unexpended proceeds of the bonds. Such revenues include user fees, service charges, rental and lease payments, and mortgage and other loan payments.


          The second type of issue will generally finance projects which are owned by or for the benefit of, and are operated by, corporate entities. Ordinarily, such private activity bonds are not general obligations of governmental entities and are not backed by the taxing power of such entities, and are solely dependent upon the creditworthiness of the corporate user of the project or corporate guarantor.

          The private activity bonds in the Trust have generally been issued under bond resolutions, agreements or trust indentures pursuant to which the revenues and receipts payable under the issuer's arrangements with the users or the corporate operator of a particular project have been assigned and pledged to the holders of the private activity bonds. In certain cases, a mortgage on the underlying project has been assigned to the holders of the private activity bonds or a trustee as additional security. In addition, private activity bonds are frequently directly guaranteed by the corporate operator of the project or by another affiliated company. See "Description of Portfolio" in Part A for the amount of private activity bonds contained therein.

          Litigation. Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Sponsor is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting change in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on the school bonds in the State Trusts.

          Legal Proceedings Involving the Trusts. The Sponsor has not been notified or made aware of any litigation pending with respect to any Bonds which might reasonably be expected to have a material effect on the State

82600.12
                                       -5-

Trusts other than that which is discussed under "The State Trusts" herein. Such litigation as, for example, suits challenging the issuance of pollution control revenue bonds under recently enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. At any time after the date of this Prospectus, litigation may be instituted on a variety of grounds with respect to the Bonds in the State Trusts. The Sponsor is unable to predict whether any such litigation may be instituted or, if instituted, whether it will have a material adverse effect on a State Trust.

          Other Factors. The Bonds in the State Trusts, despite their optional redemption provisions which generally do not take effect until 10 years after the original issuance dates of such bonds (often referred to as "ten year call protection"), do contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period. In recent periods of declining interest rates there have been increased redemptions of bonds, particularly housing bonds, pursuant to such redemption provisions. In addition, the Bonds in the State Trusts are also subject to mandatory redemption in whole or in part at par at any time that voluntary or involuntary prepayments of principal on the underlying collateral are made to the trustee for such bonds or that the collateral is sold by the bond issuer. Prepayments of principal tend to be greater in periods of declining interest rates; it is possible that such prepayments could be sufficient to cause a bond to be redeemed substantially prior to its stated maturity date, earliest call date or sinking fund redemption date.

          The Bonds may also be subject to other calls, which may be permitted or required by events which cannot be predicted (such as destruction, condemnation, or termination of a contract).

          In 1976 the federal bankruptcy laws were amended so that an authorized municipal debtor could more easily seek federal court protection to assist in reorganizing its debts so long as certain requirements were met. Historically, very few financially troubled municipalities have sought court assistance for reorganizing their debts; notwithstanding, the Sponsors are unable to predict to what extent financially troubled municipalities may seek court assistance in reorganizing their debts in the future and, therefore, what effect, if any, the applicable federal bankruptcy law provisions will have on the State Trusts.

          The State Trusts may also include "moral obligation" bonds. Under statutes applicable to such bonds, if an issuer is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. See "Portfolio" and "Information Regarding the State Trust" for each State Trust in Part A of this Prospectus for the amount of moral obligation bonds contained in each State Trust's portfolio.

          Certain of the Bonds in the State Trusts are subject to redemption prior to their stated maturity dates pursuant to sinking fund or call provisions. A sinking fund is a reserve fund appropriated specifically toward the retirement of a debt. A callable bond is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a bond is redeemed at or before maturity from the proceeds of a new issue of bonds. In general, call provisions are more likely to be exercised when the offering side evaluation of a bond is at a premium over par than when it is at a discount from par. A listing of the sinking fund and call provisions, if any, with respect to each of the Bonds in each State Trust is contained under the "Portfolio" for such State Trust in

82600.12
                                       -6-

Part A of this Prospectus. Certificateholders will realize a gain or loss on the early redemption of such Bonds, depending upon whether the price of such Bonds is at a discount from or at a premium over par at the time the Certificateholders purchase their Units.

          Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Bonds. Because certain of the Bonds from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances, no assurance can be given that the State Trusts will retain their present size and composition for any length of time. The proceeds from the sale of a Bond in a State Trust or from the exercise of any redemption or call provision will be distributed to Certificateholders of such State Trust, except to the extent such proceeds are applied to meet redemptions of Units. See "Trustee Redemption."


          Puerto Rico Bonds. Certain of the Bonds in the Trust may be general obligations and/or revenue bonds of issuers located in Puerto Rico. such bonds will be affected by general economic conditions in Puerto Rico. The economy of Puerto Rico is fully integrated with that of the mainland United States. During fiscal year 1998, approximately 90% of Puerto Rico's exports were to the United States mainland, which was also the source of 61% of Puerto Rico's imports. In fiscal 1998, Puerto Rico experienced a $8.5 billion positive adjusted merchandise trade balance. The dominant section of the Puerto Rico economy are manufacturing and services. Gross product in fiscal 1995 was $28.4 billion ($25.9 billion in 1992 prices) and gross product in fiscal 1999 was $38.1 billion ($29.7 billion in 1992 prices). This represents an increase in gross product of 34.5% from fiscal 1995 to 1999 (14.5% in 1992 prices). According to the Labor Department's Household Employment survey, average employment increased from 1,051,000 in fiscal 1995 to 1,147,000 in fiscal 1999. Average unemployment decreased from 13.8% in fiscal 1995 to 12.5% in fiscal 1999. The Planning Board's gross product forecast for fiscal 2000, made in October 1999, projected an increase of 2.7% over fiscal 1999.


          Discount and Zero Coupon Bonds. The State Trust portfolios may contain original issue discount bonds. The original issue discount, which is the difference between the initial purchase price of the Bonds and the face value, is deemed to accrue on a daily basis and the accrued portion will be treated as tax-exempt interest income for regular Federal income tax purposes. Upon sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain. See "Tax Status." The current value of an original issue discount bond reflects the present value of its face amount at maturity. The market value tends to increase more slowly in early years and in greater increments as the Bonds approach maturity. Of these original issue discount bonds, a portion of the aggregate principal amount of the Bonds in each State Trust may be Zero Coupon Bonds. Zero Coupon Bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. The market value of Zero Coupon Bonds is subject to greater fluctuations than coupon bonds in response to changes in interest rates. Zero Coupon Bonds generally are subject to redemption at compound accredited value based on par value at maturity. Because the issuer is not obligated to make current interest payments, Zero Coupon Bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate. See "Description of Portfolios" in Part A for the aggregate principal amount of original issue discount bonds in each State Trust's portfolio.

                  The State Trust portfolios may also contain Bonds that were purchased at deep "market" discount from par value at maturity. This is

82600.12
                                       -7-
because the coupon interest rates on the discount Bonds at the time they were purchased and deposited in the State Trusts were lower than the current market interest rates for newly issued bonds of comparable rating and type. At the time of issuance, the discount Bonds were for the most part issued at then current coupon interest rates. The current returns (coupon interest income as a percentage of market price) of discount bonds will be lower than the current returns of comparably rated bonds of similar type newly issued at current interest rates because discount bonds tend to increase in market value as they approach maturity and the full principal amount becomes payable. A discount bond held to maturity will have a larger portion of its total return in the form of capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. Under the provisions of the Internal Revenue Code in effect on the date of this Prospectus, any income attributable to market discount will be taxable but will not be realized until maturity, redemption or sale of the Bonds or Units. However, the Administration's Fiscal Year 2000 Budget proposals would require accrual basis taxpayers to accrue market discount income with respect to obligations acquired after the date that the proposal is enacted. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Discount bonds with a longer term to maturity tend to have a higher current yield and a lower current market value than otherwise comparable bonds with a shorter term to maturity. If interest rates rise, the value of the bonds will decrease; and if interest rates decline, the value of the bonds will increase. The discount does not necessarily indicate a lack of market confidence in the issuer.


                                THE STATE TRUSTS

          The Sponsor believes the information summarized below describes some of the more significant events relating to the State Trusts. Sources of such information are the official statements of the issuers located in the states of the State Trusts which have been issued in connection with debt offerings by such states, as well as other publicly available documents and information. While the Sponsor has not independently verified such information, it has no reason to believe it is not correct in all material respects.

          California Trust

          General Economic Conditions

          The economy of the State of California (sometimes referred to herein as the "State") is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services.

          The State's July 1, 1999 population of over 34 million represented over 12 percent of the total United States population.

          California's population is concentrated in metropolitan areas. As of the April 1, 1990 census, 96 percent of population resided in the 23 Metropolitan Statistical Areas in the State. As of July 1, 1998, the five-county Los Angeles area accounted for 49 percent of the State's population, with 16.0 million residents. The 10-county San Francisco Bay Area represented 21 percent, with a population of 7.0 million.


82600.12
                                       -8-

          Following a severe recession beginning in 1990, the State of California's financial condition improved markedly during the fiscal years starting in 1995-96, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. California's cash position also improved, and no external deficit borrowing occurred over the end of the last four fiscal years (which begins on July 1 and ends on June 30).

          The State's economy grew strongly during the Fiscal Years beginning in 1995-96, and as a result, the General Fund (which is the primary revenue account of the State, holding all revenues received by the State Treasury that are not required to be credited to a special fund and earnings from investments not required to be allocated to another fund) took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97 and $2.4 billion in 1997-98 and $1.7 billion in 1998-99) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and particularly in 1998-99 to fund new program incentives. (See "Proposition 98" below.)

          1998-99 Fiscal Year Budget

          The following were major features of the 1998 Budget Act and certain additional fiscal bills enacted before the end of the legislative session:

          1. The most significant feature of the 1998-99 budget was agreement on a total of $1.4 billion of tax cuts. The central element was a bill that provided for a phased-in reduction of the Vehicle License Fee ("VLF") . Since the VLF is transferred to cities and counties under existing law, the bill provided for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF has been reduced by 25 percent, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

          In addition to the cut in VLF, the 1998-99 budget included both temporary and permanent increases in the personal income tax dependent credit ($612 million General Fund cost in 1998-99, but less in future years), a nonrefundable renters' tax credit ($133 million), and various targeted business tax credits ($106 million).

          2. Proposition 98 funding for local schools and community colleges ("K-14") was increased by $1.7 billion in General Fund moneys over revised 1997-98 levels, over $300 million higher than the minimum Proposition 98 guarantee. (See also "Proposition 98" below.) Of the 1998-99 funds, major new programs included money for instructional and library materials, deferred maintenance, support for increasing the school year to 180 days and reduction of class sizes in Grade 9. The Budget also included $250 million as repayment of prior years' loans to schools, as part of the settlement of the California Teachers' Association v. Gould lawsuit. (See "Proposition 98" below.)

          3. Funding for higher education increased substantially above the actual 1997-98 level. General Fund support was increased by $340 million (15.6 percent) for the University of California and $267 million (14.1 percent) for the California State University system. In addition, Community Colleges funding increased by $300 million (6.6 percent).


82600.12
                                       -9-

          4. The Budget included increased funding for health, welfare and social services programs. A 4.9 percent grant increase was included in the basic welfare grants, the first increase in those grants in 9 years.

          5. Funding for the judiciary and criminal justice programs increased by about 11 percent over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

          6. Major legislation enacted after the 1998 Budget Act included new funding for resources projects, a share of the purchase of the Headwaters Forest, funding for the Infrastructure and Economic Development Bank ($50 million) and funding for the construction of local jails. The State realized savings of $433 million from a reduction in the State's contribution to the State Teacher's Retirement System in 1998-99.

          Final tabulation of revenues and expenditures contained in the 2000-01 Governor's Budget reveals that stronger than expected economic conditions in the State produced total 1998-99 General Fund revenues of about $58.6 billion, almost $1.6 billion above the 1998 Budget Act estimates. Actual General Fund expenditures were $57.8 billion, the amount estimated at the 1998 Budget Act. Some of this additional revenue will be directed to K-14 schools pursuant to Proposition 98. The Governor's Budget projected a balance in the State's budget reserve fund at June 30, 1999, of approximately $3.1 billion.



          1999-00 Fiscal Year Budget

          On January 8, 1999, Governor Davis released his proposed budget for Fiscal Year 1999-00 (the "January Governor's Budget"). The January Governor's Budget generally reported that General Fund revenues for Fiscal Year 1998-99 and Fiscal Year 1999-00 would be lower than earlier projections (primarily due to weaker overseas economic conditions perceived in late 1998), while some welfare caseloads would be higher than earlier projections. The January Governor's Budget proposed $60.5 billion of General Fund expenditures in Fiscal Year 1999-00, with a $415 million budget reserve at June 30, 2000.

          The 1999 Governor's May Revision of the Budget (the "May Revision") showed an additional $4.3 billion of revenues for combined Fiscal Years 1998-99 and 1999-00. The completion of the 1999 Budget Act occurred in a timely fashion. The final Budget Bill was adopted by the Legislature on June 16, 1999, and was signed by the Governor on June 29, 1999 (the "1999 Budget Act"), meeting the Constitutional deadline for budget enactment for only the second time in the 1990's.

          The final 1999 Budget Act estimated General Fund revenues and transfers of $63.0 billion, and contained expenditures totaling $63.7 billion after the Governor used his line-item veto to reduce the legislative Budget Bill expenditures by $581 million (both General Fund and special fund). The 1999 Budget Act also contained expenditures of $16.1 billion from special funds and $1.5 billion from bond funds. The Administration estimated that the State's budget reserve fund would have a balance at June 30, 2000, of about $880 million. Not included in this amount was an additional $300 million that (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. The 1999 Budget Act anticipated normal cash flow borrowing during the Fiscal Year.

82600.12
                                      -10-

          The principal features of the 1999 Budget Act include the following:

          1. Proposition 98 funding for K-12 schools was increased by $1.6 billion in General Fund moneys over revised 1998-99 levels, $108.6 million higher than the minimum Proposition 98 guarantee. Of the 1999-00 funds, major new programs included money for reading improvement, new textbooks, school safety, improving teacher quality, funding teacher bonuses, providing greater accountability for school performance, increasing preschool and after school care programs and funding deferred maintenance of school facilities. The Budget also includes $310 million as repayment of prior years' loans to schools, as part of the settlement of the California Teachers' Association v. Gould lawsuit. (See also "Proposition 98" below.)

          2. Funding for higher education increased substantially above the actual 1998-99 level. General Fund support was increased by $184 million (7.3 percent) for the University of California ("UC") and $126 million (5.9 percent) for the California State University system ("CSU"). In addition, Community Colleges funding increased by $324.3 million (6.6 percent). As a result, undergraduate fees at UC and CSU will be reduced for the second consecutive year, and the per-unit charge at Community Colleges was reduced by $1.

          3. The Budget included increased funding of nearly $600 million for health and human services.

          4. About $800 million from the General Fund will be directed toward infrastructure costs, including $425 million in additional funding for the Infrastructure Bank, initial planning costs for the new prison in the Central Valley, additional equipment for train and ferry service, and payment of deferred maintenance for state parks.

          5. The Legislature enacted a one-year additional reduction of 10 percent of the VLF for calendar year 2000, at a General Fund cost of about $250 million in each of Fiscal Year 1999-00 and 2000-01 to make up lost funding to local governments. Conversion of this one-time reduction to a permanent cut will remain subject to the revenue tests in the legislation adopted previously. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $54 million in 1999-00.

          6. A one-time appropriation of $150 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990's. Additionally, an ongoing $50 million was appropriated as a subvention to cities for jail booking or processing fees charged by counties when an individual arrested by city personnel is taken to a county detention facility.

          Proposed 2000-01 Fiscal Year Budget

          On January 10, 2000, Governor Davis released his proposed budget for Fiscal Year 2000-01. The 2000-01 Governor's Budget generally reflects that General Fund revenues for Fiscal Year 1999-00 will be higher than projections made at the time of the 1999 Budget Act.

          The revised 1999-00 budget included in the 2000-01 Governor's Budget also reflects the latest estimated costs or savings as provided in various pieces of legislation passed and signed after the 1999 Budget Act. The revised budget includes $730 million for various departments for enrollment, caseload and population changes and $562 million for Smog Impact

82600.12
                                      -11-

Fee refunds. (See discussion of the Jordan case under "Pending Litigation" below.) Revised 1999-00 revenues are $65.2 billion or $2.2 billion higher than projections at the 1999 Budget Act. Revised 1999-00 expenditures are $65.9 billion or $2.1 billion higher than projections at the 1999 Budget Act.

          The State's Legislative Analyst (LAO) issued a report in February 2000. The LAO report indicates General Fund revenues for the 18-month period (January 2000 through June 2001) could be as much as $4.2 billion higher than the 2000-01 Governor's Budget estimates. The LAO estimate was issued after analyzing actual revenues for December 1999 and January 2000, which were not available at the time the Governor's Budget estimates were prepared. The LAO report assumed the continuation of strong economic growth in the State during this period.

          The Governor's Budget projects General Fund revenues and transfers in 2000-01 of $68.2 billion. This includes anticipated payments from the tobacco litigation settlement of $387.9 million and the receipt of one-time revenue from the sale of assets. (See "Tobacco Litigation: and "Pending Litigation" below.) More accurate revenue estimates will be available in May and June before the adoption of the Budget. The Governor has proposed $167 million in tax reduction initiatives.

          The Governor's Budget proposes General Fund expenditures of $68.8 billion. Included in the Budget are set-asides of $500 million for legal contingencies and $100 million for various one-time legislative initiatives. At the time of the release of the 2000-01 Governor's Proposed Budget, on January 10, 2000, the Department of Finance projected the State's budget reserve fund would have a balance of about $2.420 billion at June 30, 2000, compared to the amount of $880 million projected at the time the 1999 Budget Act was signed on June 29, 1999. Based on the proposed revenues and expenditures, the Governor's Budget projects the June 30, 2001 balance in the State budget reserve fund will be $1.238 billion.

          Future Budgets

          It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.



          State Indebtedness

          General Obligation Bonds - As of January 1, 2000, the State had outstanding $20,506,076,000 aggregate principal amount of long-term general obligation bonds, and unused voter authorizations for the future issuance of $11,827,414,000 of long-term general obligation bonds. This latter figure consists of $4,123,734,000 of authorized commercial paper notes, described below (of which $681,065,000 was outstanding), which had not yet been refunded by general obligation bonds, and $7,703,680,000 of other authorized but unissued general obligation debt.

          In its 1999 session, the Legislature passed and the Governor signed five bond acts, totaling $4.69 billion in new authorizations. Of these five bond measures, voters in the March 7, 2000 election passed four, totaling $4.47 billion in new authorizations.

          Commercial Paper Program - Pursuant to the terms of the bank credit agreement presently in effect supporting the general obligation commercial paper program, not more than $1.5 billion of general obligation

82600.12
                                      -12-
commercial paper notes May be outstanding at any time; this amount May be increased or decreased in the future. Commercial paper notes are deemed issued upon authorization by the respective Finance Committees, whether or not such notes are actually issued. As of January 1, 2000, the Finance Committees had authorized the issuance of up to $4,123,734,000 of commercial paper notes; as of that date $681,065,000 aggregate principal amount of general obligation commercial paper notes was outstanding.

          Lease-Purchase Debt - In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. In some cases, there is not a separate bond issue, but a trustee directly creates certificates of participation in the State's lease obligation, which are marketed to investors. Under applicable court decisions, such lease arrangements do not constitute the creation of "indebtedness" within the meaning of the Constitutional provisions that require voter approval. The State had $6,719,629,434 General Fund-supported lease-purchase debt outstanding at January 1, 2000. The State Public Works Board, which is authorized to sell lease revenue bonds, had $1,836,518,000 authorized and unissued as of January 1, 2000.

          Non-Recourse Debt - Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects financed include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. There are 17 agencies and authorities authorized to issue revenue obligations (excluding lease-purchase debt). State agencies and authorities had $26,008,006,628 aggregate principal amount of revenue bonds and notes that are non-recourse to the General Fund outstanding as of June 30, 1999.

          Cash Flow Borrowings - As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State issued $1.0 billion of revenue anticipation notes for the 1999-00 Fiscal Year to mature on June 30, 2000.

          Ratings

          In February 2000, the following ratings for California debt issues have been received from Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch IBCA, Inc. ("Fitch"):


                                           Fitch         Moody's        S&P
Insured General Obligation Bonds           AAA           Aaa            AAA
General Obligation Bonds                   AA            Aa3            AA-


82600.12
                                      -13-

          Any explanation of the significance of such ratings May be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

          State Appropriations Limit

          The State is subject to an annual appropriations limit imposed by
Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

          Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds that are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

          Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes). The Appropriations Limit May also be exceeded in cases of emergency.

          The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at K-14 districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

          The Legislature has enacted legislation to implement Article XIII B that defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

          The following table shows the State's Appropriations Limit for the past three Fiscal Years, the current Fiscal Year and the proposed budget year. As of the release of the 2000-01 Governor's Budget, the Department of Finance projects the State's appropriations subject to limitations will be

82600.12
                                      -14-

$3.8 billion under the State's Appropriations Limit in Fiscal Year 1999-00 and $4.0 billion in Fiscal Year 2000-01.


                                            State Appropriations Limit
                                                    (Millions)

                                                                           Fiscal Years

                                   1996-97         1997-98         1998-99*         1990-00*        2000-01*
                                   -------         -------         -------          -------         --------


State Appropriations Limit       $42,002         $44,778          $47,573         $50,673          $53,419
Appropriations Subject to        (35,103)        (40,743)         (43,695)        (46,896)         (49,444)
Limit                            --------        --------         --------        --------         --------

Amount (Over)/Under Limit         $6,899          $4,035           $3,878          $3,777           $3,975
                                  ======          ======           ======          ======           ======

--------------
*Estimated/Projected
Source:  State of California, Department of Finance.



          Proposition 98

          Article XIII B, as amended by Proposition 98 on November 8, 1988, also establishes a minimum level of state funding for school and community college districts and requires that excess revenues up to a certain limit be transferred to schools and community college districts instead of returned to the taxpayers.

          Proposition 98 changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. (See "State Appropriations Limit" above.) Under Proposition 98 (as modified by Proposition 111, which was enacted on June 5, 1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in California Constitution Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools that would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 Fiscal Year, implementing Proposition 98, determined the K-14 schools' funding guarantee under Test 1 to be 40.3 percent of the General Fund tax revenues, based on 1986-87 appropriations. However, that percentage has been adjusted to approximately 35 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

          Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

          During the recession in the early 1990's, General Fund revenues for several years were less than originally projected, so that the original

82600.12
                                      -15-

Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlement. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,220 from Fiscal Year 1991-92 to Fiscal Year 1993-94.

          In 1992, a lawsuit was filed, called California Teachers' Association
v. Gould, that challenged the validity of these off-budget loans. The settlement of this case, finalized in July 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State's share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.

          Substantially increased General Fund revenues, above initial budget projections, in the 1994-95 through 1999-00 Fiscal Years have resulted in retroactive increases in Proposition 98 appropriations from subsequent Fiscal Years' budgets. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by about 50 percent from the level in place in 1991-92, and is estimated at about $6,313 per average daily attendance in 2000-01. A significant amount of the "extra" Proposition 98 monies in the last few years has been allocated to special programs, including an initiative to increase the number of computers in schools throughout the State. Furthermore, since General Fund revenue growth is expected to continue in 2000-01, the Governor has also proposed new initiatives to improve student achievement, provide better teacher recruitment and training, and provide schools with advanced technology and the opportunity to form academic partnerships to help them meet increased expectations.

          Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Sponsor cannot predict the impact of this or related legislation on the Bonds in the California Trust Portfolio. Other Constitutional amendments affecting state and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that May be adopted in the future, May place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.

          Constitutional and Statutory Limitations

          Article XIII A of the California Constitution (which resulted from the voter-approved Proposition 13 in 1978) limits the taxing powers of California public agencies. Article XIII A provides that the maximum ad valorem tax on real property cannot exceed one percent of the "full cash value" of the property and effectively prohibits the levying of any other ad

82600.12
                                      -16-
valorem tax on real property for general purposes. However, on May 3, 1986, Proposition 46, an amendment to Article XIII A, was approved by the voters of the State of California, creating a new exemption under Article XIII A permitting an increase in ad valorem taxes on real property in excess of one percent for bonded indebtedness approved by two-thirds of the voters voting on the proposed indebtedness. "Full cash value" is defined as "the county assessor's valuation of real property as shown on the 1975-76 tax bill under 'full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The "full cash value" is subject to annual adjustment to reflect increases (not to exceed two percent) or decreases in the consumer price index or comparable local data, or to reflect reductions in property value caused by damage, destruction or other factors.

          At the November 1998 election, voters approved Proposition 2. This Proposition required the General Fund to repay loans made from certain transportation special accounts (such as the State Highway Account) at least once per Fiscal Year, or up to 30 days after adoption of the annual Budget Act. Since the General Fund May reborrow from the transportation accounts soon after the annual repayment is made, the Proposition is not expected to have any adverse impact on the State's cash flow.

          Future Initiatives

          Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the State's initiative process. From time to time, other initiative measures could be adopted that could affect revenues of the State or public agencies within the State.

          Local Government

          The primary units of local government in California are the counties, ranging in population from 1,200 in Alpine County to over 9,600,000 in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also about 470 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

          In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990's, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-14 education districts by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services. Since then the State has also provided additional funding to counties and cities through such programs as health and welfare realignment, welfare reform, trial court restructuring, the Citizens' Option for Public Safety Program supporting local public safety departments and various other measures.

82600.12
                                      -17-

          The 1999 Budget Act includes a $150 million one-time subvention from the General Fund to local agencies for relief from the 1992 and 1993 property tax shifts. Legislation has been passed, subject to voter approval at the election in November 2000, to provide a more permanent payment to local governments to offset the property tax shift. In addition, legislation was enacted in 1999 to provide approximately $35.8 million annual relief to cities based on 1997-98 costs of jail booking and processing fees paid to counties.

          The entire statewide welfare system has been changed in response to the change in federal welfare law enacted in 1996. The federal block grant formula established in 1996 is operative through federal fiscal year 2002. Under the new basic State welfare system, California Work Opportunity and Responsibility to Kids ("CalWORKs"), counties are given flexibility to develop their own plans, consistent with State law, to implement Welfare-to-Work and to administer many of its elements and their costs for administrative and support services are capped at 1996-97 levels. Counties are also given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified Welfare-to-Work outcomes; counties May also suffer penalties for failing to meet federal standards. Under CalWORKs, counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.

          Counties have been successful in earning performance incentive payments and have earned amounts in excess of the available appropriation for 1998-99 and, it is estimated, for 1999-00 as well. The Administration proposes to repeal or modify the current incentive structure in 2000-01 to permit adequate funding for other CalWORKs program demands in the future.

          To date, the implementation of the CalWORKs program has continued the trend of declining welfare caseloads. The CalWORKs caseload is projected to be 589,000 in 1999-00 and 557,000 in 2000-01, down from a high of 921,000 cases in
1994-95. The longer-term impact of the new federal law and CalWORKs is being evaluated by the RAND Corporation, with a series of reports to be furnished and the final report due October 2001.

          The 2000-01 CalWORKs budget reflects that California has met the federally-mandated work participation requirements for federal fiscal year 1998. With that goal being met, the federally-imposed maintenance-of-effort (MOE) level for California is reduced from 80 percent of the federal fiscal year 1994 baseline expenditures for the former Aid to Families with Dependent Children ("AFDC") program ($2.9 billion) to 75 percent ($2.7 billion). It is still uncertain if the State will meet the work participation requirements for federal fiscal year 1999; however, due to program changes, it is expected that California will meet the work participation goal in federal fiscal year 2000 and beyond. In addition, California will receive a Temporary Assistance for Needy Families ("TANF") High Performance Bonus award of $45.5 million. This one-time bonus is awarded to states for their successes in moving welfare recipients to work and sustaining their participation in the workforce.

          The 2000-01 Governor's Budget proposes expenditures that will continue to meet, but not exceed, the federally-required $2.7 billion combined State and county MOE requirement. Total CalWORKs-related expenditures are estimated to be $7.2 billion for 1999-00 and $6.9 billion for 2000-01, including child care transfer amounts for the Department of Education.

          Historically, funding for the State's trial court system was divided between the State and the counties. However, Chapter 850, Statutes of 1997, implements a restructuring of the State's trial court funding system.

82600.12
                                      -18-

Funding for the courts, with the exception of costs for facilities, local judicial benefits, and revenue collection, was consolidated at the State level. The county contribution for both their general fund and fine and penalty amounts is capped at the 1994-95 level and becomes part of the Trial Court Trust Fund, which supports all trial court operations. The State assumed responsibility for future growth in trial court funding. The consolidation of funding is intended to streamline the operation of the courts, provide a dedicated revenue source, and relieve fiscal pressure on the counties. Beginning in 1998-99, the county general fund contribution for court operations was reduced by $290 million, and cities retained $62 million in fine and penalty revenue previously remitted to the State. The General Fund reimbursed the $352 million revenue loss to the Trial Court Trust Fund. The 1999 Budget Act included funds to further reduce the county general fund contribution by an additional $96 million.

          On November 5, 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIII C and XIII D into the California Constitution. These new provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. Certain "general taxes" imposed after January 1, 1995 must be approved by voters in order to remain in effect. In addition, Article XIII C clarifies the right of local voters to reduce taxes, fees, assessments or charges through local initiatives. There are a number of ambiguities concerning the Proposition and its impact on local governments and their bonded debt that will require interpretation by the courts or the State Legislature. Proposition 218 does not affect the State or its ability to levy or collect taxes.

          Tobacco Litigation

          In late 1998, the State signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future. Tobacco manufacturers agreed to billions of dollars in payments and restrictions in marketing activities. Under the settlement, the manufacturers will pay California governments a total of approximately $25 billion over a period of 25 years. In addition, payments of approximately $1 billion per year will continue in perpetuity. Under the settlement, half of the moneys will be paid to the State and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose). The State's revised 1999-00 Budget includes receipt of $517 million of settlement money to the General Fund. The Governor's Budget for 2000-01 projects receipt of $388 million of settlement money to the General Fund.

          The specific amount to be received by the State and local governments is subject to adjustment. Details in the settlement allow reduction of the companies' payments because of federal government actions, or reductions in cigarette sales. Settlement payments can increase due to inflation or increases in cigarette sales. The "second initial" payment, received in December 1999, was 14 percent lower than the base settlement amount due to reduced sales. Future payment estimates have been reduced by a similar percentage. In the event that any of the companies goes into bankruptcy, the State could seek to terminate the agreement with respect to those companies filing bankruptcy actions, thereby reinstating all claims against those companies. The State May then pursue those claims in the bankruptcy litigation, or as otherwise provided by law. Also, several parties have brought a lawsuit challenging the settlement and seeking damages. (See "Pending Litigation" below.)


82600.12
                                      -19-

          Pending Litigation

          The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations. Some of the more significant lawsuits pending against the State are described below.

          On December 24, 1997, a consortium of California counties filed a test claim with the Commission on State Mandates (the "Commission") asking the Commission to determine whether the property tax shift from counties to school districts beginning in 1993-94, is a reimbursable state-mandated cost. The test claim was heard on October 29, 1998, and the Commission found in favor of the State. In October 1999, the Superior Court of Sonoma County overturned the Commission's decision. The State has appealed. Should the final decision on this matter be in favor of the counties, the impact to the State General Fund could be as high as $10.0 billion. In addition, there would be an annual Proposition 98 General Fund cost of at least $3.75 billion. This cost would grow in accordance with the annual assessed value growth rate.

          In January of 1997, California experienced major flooding in six different areas with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In McMahon v. the State of California, a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the 1997 flooding. The State is defending the action.

          The State is a defendant in Ceridian Corporation v. Franchise Tax Board, a suit that challenges the constitutionality of a Revenue & Taxation Code section that limits deductions for insurance dividends to those dividends paid from earnings previously subject to California taxation. On August 13, 1998, the trial court issued a judgment against the Franchise Tax Board. The Franchise Tax Board has appealed the judgment. Briefing has been completed. The State has taken the position that, if the challenged section of the Revenue & Taxation Code is struck down, all deductions relating to dividends would be eliminated and the result would be additional income to the State. Plaintiffs, however, contend that if they prevail, the deduction should be extended to all dividends, which would result in a one-time liability for open years of approximately $60 million, including interest, and an annual revenue loss of approximately $10 million.

          The State is also a defendant in First Credit Bank etc. v. Franchise Tax Board, which challenges a Revenue & Taxation Code section similar to the one challenged in the Ceridian case, but applicable to a different group of corporate taxpayers. The State's motion for summary judgment is currently pending and a trial date has been set in April 2000. A decision in the Ceridian case could impact the outcome of this case. The State has taken the position that, if the challenged section of the Revenue & Taxation Code is struck down, all deductions relating to dividends would be eliminated and the result would be additional income to the State. Plaintiffs, however, contend that if they prevail, the deduction should be extended to all dividends that would result in a one-time liability for open years of approximately $385 million, including interest, and an annual revenue loss of approximately $60 million.

82600.12
                                      -20-

          Plaintiffs in County of San Bernardino v. Barlow Respiratory Hospital and related actions seek mandamus relief requiring the State to retroactively increase out-patient Medi-Cal reimbursement rates. Plaintiffs have estimated the damages to be several hundred million dollars. The State is defending these cases, as well as related federal cases addressing the calculation of Medi-Cal reimbursement rates in the future.

          The State is involved in a lawsuit, Thomas Hayes v. Commission on State Mandates, related to state-mandated costs. The action involves an appeal by the Director of Finance from a 1984 decision by the State Board of Control (now succeeded by the Commission on State Mandates). The Board of Control decided in favor of local school districts' claims for reimbursement for special education programs for handicapped students. The case was then brought to the trial court by the State and later remanded to the Commission for redetermination. The Commission expanded the claim to include supplemental claims filed by several other educational institutions. To date, the Legislature has not appropriated funds. The Commission issued a decision in December 1998 determining that a small number of components of the State's special education program are state-mandated local costs. The administrative proceeding is in the "parameters and guidelines" stage where the Commission is considering whether and to what extent the costs associated with the state-mandated components of the special education program are offset by funds that the State already allocates to that program. The State's position is that all costs are offset by existing funding. The State has the option to seek judicial review of the mandate finding. Potential liability of the State, if all potentially eligible school districts pursue timely claims, has been estimated by the Department of Finance to be in excess of $1.5 billion, if the State is not credited for its existing funding of the program.

          The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, People of the State of California v. J.B. Stringfellow, Jr., et al., the State is seeking recovery for past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. The defendants, however, have filed a counterclaim against the State for alleged negligent acts, resulting in significant findings of liability against the State as owner, operator, and generator of wastes taken to the site. The State has appealed the rulings. Present estimates of the cleanup range from $400 million to $600 million. Potential State liability falls within this same range. However, all or a portion of any judgment against the State could be satisfied by recoveries from the State's insurance carriers. The State has filed a suit against certain of these carriers. The trial is expected to begin in early 2001.

          The State is a defendant in a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The appellate court affirmed the trial court finding of liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs. Potential liability to the remaining plaintiffs, from claims filed, ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals. In August 1999, the court of appeal issued a decision reversing the trial court's judgment against the State and remanded the case for retrial on the inverse condemnation cause of action. The California Supreme Court denied plaintiffs' petition for review.

          On June 24, 1998, plaintiffs in Howard Jarvis Taxpayers Association et al. v. Kathleen Connell filed a complaint for certain declaratory and injunctive relief challenging the authority of the State

82600.12
                                      -21-

Controller to make payments from the State Treasury in the absence of a State budget. On July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for Fiscal Year 1998-99, with certain limited exceptions, in the absence of a State budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to any continuing appropriation. On July 22 and 27, 1998, various employee unions that had intervened in the case appealed the trial court's preliminary injunction and asked the court of appeal to stay the preliminary injunction. On July 28, 1998, the court of appeal granted the unions' requests and stayed the preliminary injunction pending the court of appeal's decision on the merits of the appeal. On August 5, 1998, the court of appeal denied the plaintiffs' request to reconsider the stay. Also on July 22, 1998, the State Controller asked the California Supreme Court to immediately stay the trial court's preliminary injunction and to overrule the order granting the preliminary injunction on the merits. On July 29, 1998, the Supreme Court transferred the State Controller's request to the court of appeal. The matters are now pending before the court of appeal. Briefs have been submitted; no date has yet been set for oral argument.

          The State is involved in two refund actions, Cigarettes Cheaper!, et al. v. Board of Equalization, et al. and California Assn. of Retail Tobacconists
(CART), et al. v. Board of Equalization, et al., that challenge the constitutionality of Proposition 10, approved by the voters in 1998. Plaintiffs allege that Proposition 10, which increases the excise tax on tobacco products, violates 11 sections of the California Constitution and related provisions of law. Plaintiffs Cigarettes Cheaper! seek declaratory and injunctive relief and a refund of over $4 million. The CART case, filed by retail tobacconists in San Diego, seeks a refund of $5 million. The State is contesting these cases. If the statute is declared unconstitutional, exposure May include the entire $750 million collected annually with interest.

          The State is involved in two cases challenging the constitutionality of the interest offset provisions of the Revenue and Taxation Code: Hunt-Wesson, Inc., v. Franchise Tax Board and F.W. Woolworth Co. and Kinney Shoe Corporation
v. Franchise Tax Board. In both cases, the Franchise Tax Board prevailed in the California court of appeal and the California Supreme Court denied taxpayers' petitions for review. In both cases, the United States Supreme Court granted certiorari. On February 22, 2000, the United States Supreme Court reversed and remanded the Hunt-Wesson case to the California court of appeal for further proceedings. Although the Court did not take similar action in the Woolworth Co. case, it is anticipated that it will do so. The Franchise Tax Board recently estimated that the adverse decisions in these cases will result in a reduction in state revenues of approximately $15 million annually, with past year collection and interest exposure of approximately $95 million.

          Guy F. Atkinson Company of California v. Franchise Tax Board is a corporation tax refund action involving the solar energy system tax credit provided for under the Revenue & Taxation Code. The case went to trial in May 1998 and the trial court entered judgment in favor of the Franchise Tax Board. The taxpayer has filed an appeal to the California Court of Appeal and briefing is completed. The Franchise Tax Board estimates that the cost would be $150 million annually, if the plaintiff prevails. Allowing refunds for all open years would entail a refund of at least $500 million.

          Jordan, et al. v. Department of Motor Vehicles, et al., challenges the validity of the Vehicle Smog Impact Fee, a $300 fee that is collected by

82600.12
                                      -22-
the Department of Motor Vehicles from vehicle registrants when a vehicle without a California new-vehicle certification is first registered in California. The plaintiffs contend that the fee violates the interstate commerce and equal protection clauses of the United States Constitution as well as Article XIX of the State Constitution. In October 1999, the court of appeal upheld a trial court judgment for the plaintiffs and the State has declined to appeal further. Although refunds through the court actions could be limited by a three-year statute of limitations, with a potential liability of about $350 million, the Governor has proposed refunding fees collected back to the initiation of these fees in 1990. The 2000-01 Governor's Budget proposes expenditures of $562 million as a supplemental appropriation in 1999-00 to pay these claims.

          PTI, Inc., et al. v. Philip Morris, et al. was filed by five distributors in the cigarette import-/re-entry business, seeking to overturn the tobacco Master Settlement Agreement (MSA) entered between 46 states and the tobacco industry in November 1998. The primary focus of the complaint is the provision of the MSA encouraging participating states to adopt a statute requiring nonparticipating manufacturers to either become participating manufacturers and share the financial obligations under the MSA or pay money into an escrow account. Plaintiffs seek compensatory and punitive damages against the State and State officials and an order placing tobacco settlement funds into a trust to be administered by the court for the treatment of medical expenses of persons injured by tobacco products. A motion to dismiss the complaint is currently scheduled for hearing on May 8, 2000. The potential fiscal impact of an adverse ruling is largely unknown, but could exceed the full amount of the settlement (estimated to be $1 billion annually, of which 50 percent will go directly to the State's General Fund and the other 50 percent directly to the State's 58 counties and 4 largest cities).

          In FORCES Action Project, et al. v. State of California, et al., various smokers' rights groups challenge the tobacco settlement as it pertains to California, Utah and the City and County of San Francisco. Plaintiffs assert a variety of constitutional challenges, including that the settlement represents an unlawful tax on smokers. Motions to dismiss by all defendants, including the tobacco companies, were eventually converted to summary judgment motions by the court and heard on September 17, 1999. On January 5, 2000, the court dismissed the complaint for lack of subject matter jurisdiction because the plaintiffs lacked standing to sue. The court also concluded that the plaintiffs' claims against the State and its officials are barred by the 11th Amendment. Plaintiffs have filed a timely appeal.

          Louis Bolduc, et al. v. State of California, et al. is a class action filed on July 13, 1999 by six Medi-Cal beneficiaries who have received medical treatment for smoking-related diseases. Plaintiffs allege the State owes them an unspecified portion of the tobacco settlement monies under a federal regulation that requires a state to turn over to an injured Medicaid beneficiary any monies the State recovers from a third-party tortfeasor in excess of the costs of the care provided. The State moved to dismiss the complaint on September 8, 1999.

          Arnett v. California Public Employees Retirement System, et. al. was filed by seven former employees of the State of California and local agencies, seeking back wages, damages and injunctive relief. Plaintiffs are former public safety members who began employment after the age of 40 and are recipients of Industrial Disability Retirement ("IDR") benefits. Plaintiffs contend that the formula that determines the amount of IDR benefits violates the federal Age Discrimination in Employment Act of 1967 ("ADEA"). Plaintiffs contend that, but for their ages at hire, they would receive increased monthly

82600.12
                                      -23-

IDR benefits similar to their younger counterparts who began employment before the age of 40. The California Public Employees' Retirement System has estimated the liability to the State as approximately $315.5 million, if plaintiffs prevail. The district court dismissed the complaint for failure to state a claim. On August 17, 1999, the Ninth Circuit Court of Appeals reversed the district court's dismissal of the complaint. The State sought further review in the United States Supreme Court. On January 11, 2000, the United States Supreme Court in Kimel v. Florida Board of Regents, held that Congress did not abrogate the sovereign immunity of the states when it enacted the ADEA. Thereafter, on January 18, 2000, the Supreme Court granted the petition for writ of certiorari in Arnett, vacated the judgment of the Ninth Circuit, and remanded the case to the Ninth Circuit for further proceedings consistent with Kimel. It now appears that the District Court will dismiss the State defendants from the lawsuit.

          The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. The State has indicated that its discussion of budgetary information is based on estimates and projections of revenues and expenditures for the current Fiscal Year and must not be construed as statements of fact; the estimates and projections are based upon various assumptions that May be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved. Although the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

          Florida Trust

          Florida Risk Factors. The Portfolio of the Florida Trust contains different issues of long-term debt obligations issued by or on behalf of the State of Florida (the "State") and counties, municipalities and other political subdivisions and public authorities thereof or by the Government of Puerto Rico or the Government of Guam or by their respective authorities, all rated in the category A or better by at least one national rating organization (see Investment Summary in Part I). Investment in the Florida Trust should be made with an understanding that the value of the underlying Portfolio may decline with increases in interest rates.

          The State Economy. In 1980 Florida ranked seventh among the fifty states with a population of 9.7 million people. The State has grown dramatically since then and, as of April 1, 1998, ranked fourth with an estimated population of 15 million. Since the beginning of the eighties, Florida has surpassed Ohio, Illinois and Pennsylvania in total population. Because of the national recession, Florida's net in-migration declined to 140,000 in 1992, but migration has since recovered and reached 232,000 in 1998. In recent years the prime working age population (18-64) has grown at an average annual rate of more than 2.0%. The share of Florida's total working age population (18-64) to total State population is about 60%. Non-farm employment has grown by over 24.6% since 1992. Total non-farm employment in Florida is expected to increase by 4.0% in State Fiscal Year 1999-2000 and by 3.5% in State Fiscal Year 2000-01. By the end of State Fiscal Year 2000-01, non-farm employment in the State is expected to reach more than 7.0 million jobs. The State is gradually becoming less dependent on employment related to construction, agriculture and manufacturing, and more dependent on employment related to

82600.12
                                      -24-
trade and services. Presently services constitute 36% and trade 25.5% of the State's total non-farm jobs. Manufacturing jobs in Florida are concentrated in the area of high-tech and high value-added sectors, such as electrical and electronic equipment, as well as printing and publishing. While both the State and national proportion of manufacturing jobs has declined over time, Florida's proportion of manufacturing jobs has been about half the nation's for many years. Foreign Trade has contributed significantly to Florida's employment growth. Trade jobs are expected to grow by 2.5% in State Fiscal Year 1999-2000 and by 2.9% in State Fiscal Year 2000-01. Florida's dependence on highly cyclical construction and construction-related manufacturing has declined. Total contract construction employment as a share of total non-farm employment reached a peak of 10% in 1973. Before the recession of the early 1980's the share was 7.7%. In the late 80's construction's share was 7.5% and in 1998 it was 5.3%. The job creation rate for the State of Florida is almost twice the rate for the nation as a whole. Throughout most of the 1980's the unemployment rate for the State tracked below that of the nation. In the nineties, the trend was reversed until 1995, when the state's unemployment rate again tracked below or about the same as that of the U.S. In 1998 Florida's unemployment rate was 4.3% while the nation's was 4.5%. Florida's unemployment rate is forecasted at 4.2% in State Fiscal Year 1999-2000 and 4.4% in State Fiscal Year 2000-01. Because Florida has a proportionately greater retirement age population, property income (dividends, interest and rent) and transfer payments (Social Security and pension benefits) are a relatively more important source of income. From 1992 to 1997, Florida's total nominal personal income grew by 35.2% and per capita income expanded by approximately 24.8%. For the nation, total and per capita personal income increased by 32.3% and 25.9%, respectively. Real personal income in Florida is forecasted to increase by 4.5% in State Fiscal Year 1999-2000 and by 3.6% in State Fiscal Year 2000-01. During this time real personal income per capita is expected to grow at 2.5% in 1999-2000 and 1.6% in 2000-2001.

          The ability of the State and its local units of government to satisfy the Debt Obligations may be affected by numerous factors which impact on the economic vitality of the State in general and the particular region of the State in which the issuer of the Debt Obligation is located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism and investment capital. The central and northern portions of the State are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the State as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. The State economy also has historically been somewhat dependent on the tourism and construction industries and is sensitive to trends in those sectors.

          The State Budget. Florida prepares an annual budget which is formulated each year and presented to the Governor and Legislature. Under the State Constitution and applicable statutes, the State budget as a whole, and each separate fund within the State budget, must be kept in balance from currently available revenues during each State fiscal year (the State's fiscal year runs from July 1 through June 30). The Governor and the Comptroller of the State are charged with the responsibility of ensuring that sufficient revenues are collected to meet appropriations and that no deficit occurs in any State fund.

          The financial operations of the State covering all receipts and expenditures are maintained through the use of four types of funds: the General Revenue Fund, Trust Funds, the Working Capital Fund and the Budget

82600.12
                                      -25-

Stabilization Fund. The majority of the State's tax revenues are deposited in the General Revenue Fund and monies for all funds are expended pursuant to appropriations acts. In State Fiscal Year 1999-2000, appropriations from the General Revenue Fund for education, health and welfare and public safety amounted to approximately 55%, 24% and 16%, respectively, of total General Revenue Funds available. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Revenue Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund.

         State Revenues. For State Fiscal Year 1999-2000 the estimated General Revenue plus Working Capital and Budget Stabilization Funds available total $20,455.9 million, a 4.4% increase over State Fiscal Year 1998-99. The $18,592.1 million in Estimated Revenues represent an increase of 4.0% over the analogous figure in State Fiscal Year 1998-99. With combined General Revenue, Working Capital and Budget Stabilization Funds appropriations at $18,808.9 million, unencumbered reserves at the end of State Fiscal Year 1999-2000 are estimated at $1,707.1 million. For State Fiscal Year 2000-01, the estimated General Revenue plus Working Capital and Budget Stabilization Funds available total $21,253.4 million, a 3.9% increase over 1999-2000. The $19,484.7 million in Estimated Revenues represent a 4.6% increase over the analogous figure in 1999-2000.

         In State Fiscal Year 1998-99, the State derived approximately 67% of its total direct revenues for deposit in the General Revenue Fund, Trust Funds, Working Capital Fund and Budget Stabilization Fund from State taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. The largest single source of tax receipts in the State is the 6% sales and use tax. For the fiscal year ended June 30, 1999, receipts from the sales and use tax totaled $13,918 million, an increase of 7.3% from the prior fiscal year. The second largest source of State tax receipts is the tax on motor fuels including the tax receipts distributed to local governments. Receipts from the taxes on motor fuels are almost entirely dedicated to trust funds for specific purposes or transferred to local governments and are not included in the General Revenue Fund. Preliminary data for the fiscal year ended June 30, 1999, show collections of this tax totaled $2,215.7 million.

          The State currently does not impose a personal income tax. However, the State does impose a corporate income tax on the net income of corporations, organizations, associations and other artificial entities for the privilege of conducting business, deriving income or existing within the State. For the fiscal year ended June 30, 1999, receipts from the corporate income tax totaled $472.2 million, an increase of 5.5% from fiscal year 1997-98. The Documentary Stamp Tax collections totaled $1,185.1 million during fiscal year 1998-99, posting an 13.4% increase from the previous fiscal year. The Alcoholic Beverage Tax, an excise tax on beer, wine and liquor totaled $466.3 million in fiscal year ending June 30, 1999. The Florida Lottery produced gross sales of $2.11 billion in fiscal year 1998-99 of which $802.9 million was used for education purposes.

          While the State does not levy ad valorem taxes on real property or tangible personal property, counties, municipalities and school districts are authorized by law, and special districts may be authorized by law, to levy ad valorem taxes. Under the State Constitution, ad valorem taxes may not be levied by counties, municipalities, school districts and water management districts in excess of the following respective millages upon the assessed value of real estate and tangible personal property: for all county, municipal


82600.12
                                      -26-
or school purposes, ten mills, and for water management districts, no more than
0.05 mill or 1.0 mill, depending upon geographic location. These millage limitations do not apply to taxes levied for payment of bonds and taxes levied for periods not longer than two years when authorized by a vote of the electors. (Note: one mill equals one-tenth of one cent.)

          The State Constitution and statutes provide for the exemption of homesteads from certain taxes. The homestead exemption is an exemption from all taxation, except for assessments for special benefits, up to a specific amount of the assessed valuation of the homestead. This exemption is available to every person who has the legal or equitable title to real estate and maintains thereon his or her permanent home. All permanent residents of the State are currently entitled to a $25,000 homestead exemption from levies by all taxing authorities, however, such exemption is subject to change upon voter approval.

          The property valuations for homestead property are subject to a growth cap of the lesser of 3% or the change in the Consumer Price Index during the relevant year, except in the event of a sale thereof during such year, and except as to improvements thereto during such year. If the property changes ownership or homestead status, it is to be re-valued at full just value on the next tax roll.

          Since municipalities, counties, school districts and other special purpose units of local governments with power to issue general obligation bonds have authority to increase the millage levy for voter approved general obligation debt to the amount necessary to satisfy the related debt service requirements, the property valuation growth cap is not expected to adversely affect the ability of these entities to pay the principal of or interest on such general obligation bonds. However, in periods of high inflation, those local government units whose operating millage levies are approaching the constitutional cap and whose tax base consists largely of residential real estate, may, as a result of the above-described property valuation growth cap, need to place greater reliance on non-ad valorem revenue sources to meet their operating budget needs.


          The State Constitution limits the amount of taxes, fees, licenses and charges imposed by the Legislature and collected during any fiscal year to the amount of revenues allowed for the prior fiscal year, plus an adjustment for growth. The revenue limit is determined by multiplying the average annual rate of growth in Florida personal income over the previous five years times the maximum amount of revenues permitted under the cap for the prior fiscal year. The revenues allowed for any fiscal year can be increased by a two- thirds vote of the Legislature. Any excess revenues generated will be deposited in the Budget Stabilization Fund. Included among the categories of revenues which are exempt from the proposed revenue limitation, however, are revenues pledged to state bonds.

          State General Obligation Bonds and State Revenue Bonds. The State Constitution does not permit the State to issue debt obligations to fund governmental operations. Generally, the State Constitution authorizes State bonds pledging the full faith and credit of the State only to finance or refinance the cost of State fixed capital outlay projects, upon approval by a vote of the electors, and provided that the total outstanding principal amount of such bonds does not exceed 50% of the total tax revenues of the State for the two preceding fiscal years. Revenue bonds may be issued by the State or its agencies without a vote of the electors only to finance or refinance the


82600.12
                                      -27-
cost of State fixed capital outlay projects which are payable solely from funds derived directly from sources other than State tax revenues.

          Exceptions to the general provisions regarding the full faith and credit pledge of the State are contained in specific provisions of the State Constitution which authorize the pledge of the full faith and credit of the State, without electorate approval, but subject to specific coverage requirements, for: certain road projects, county education projects, State higher education projects, State system of Public Education and construction of air and water pollution control and abatement facilities, solid waste disposal facilities and certain other water facilities.


          Local Bonds. The State Constitution provides that counties, school districts, municipalities, special districts and local governmental bodies with taxing powers may issue debt obligations payable from ad valorem taxation and maturing more than 12 months after issuance, only (i) to finance or refinance capital projects authorized by law, provided that electorate approval is obtained, or (ii) to refund outstanding debt obligations and interest and redemption premium thereon at a lower net average interest cost rate.

          Counties, municipalities and special districts are authorized to issue revenue bonds to finance a variety of self-liquidating projects pursuant to the laws of the State, such revenue bonds to be secured by and payable from the rates, fees, tolls, rentals and other charges for the services and facilities furnished by the financed projects. Under State law, counties and municipalities are permitted to issue bonds payable from special tax sources for a variety of purposes, and municipalities and special districts may issue special assessment bonds.

          Bond Ratings. General obligation bonds of the State are currently rated Aa2 by Moody's, AA+ by Standard & Poor's, and AA by Fitch Investors Services, Inc.

          Litigation. Due to its size and its broad range of activities, the State (and its officers and employees) are involved in numerous routine lawsuits. The managers of the departments of the State involved in such routine lawsuits believe that the results of such pending litigation would not materially affect the State's financial position. In addition to the routine litigation pending against the State, its officers and employees, the following lawsuits and claims are also pending:

          A. In a case involving the issue of whether Florida's refund statute for dealer repossessions authorizes the Department of Revenue to grant a refund to a financial institution as the assignee of numerous security agreements governing the sale of automobiles and other property sold by dealers, the question turned on whether the Legislature intended the statute only to provide a refund or credit to the dealer who actually sold the tangible personal property and collected and remitted the tax or intended that right to be assignable. Judgment was granted in the Plaintiff's favor, however, the First District Court of Appeal overturned the trial court's decision in favor of the Department.

          B. In a taxpayer challenge of the imposition of interest on additional amounts of corporate income tax due as a result of Federal audit adjustments reported to Florida, the taxpayer contended that interest should


82600.12
                                      -28-
be accrued from the date the Federal audit adjustments were due to be reported to Florida. An Order was issued adopting the position asserted by the Department of Revenue; however, the taxpayer filed and won on appeal. Potential refunds or lost revenue are estimated to be approximately $12 to $20 million per year.

          C. This was a class action suit on behalf of clients of residential placement for the developmentally disabled seeking refunds for services where children are entitled to free education under the Education for Handicapped Act. The District Court ruled in favor of the plaintiffs and ordered repayment of the maintenance fees. The Department of Health and Rehabilitative Services repaid the $217,694 in maintenance fees paid by the parents; however, amounts due to various third parties estimated up to $42 million have not been paid since the affected parties have not been identified.

          D. A class action suit, among other similar suits, wherein the plaintiffs challenge the constitutionality of the Public Medical Assistance Trust Fund (PMATF) annual assessment on net operating revenue of free-standing out-patient facilities offering sophisticated radiology services is now in the discovery process. If the State is unsuccessful the potential refund liability for all such suits could total approximately $116.8 million.

         E. In a case against the Agency for Healthcare Administration seeking retroactive and prospective relief on behalf of a class of Medicaid providers (doctors) demanding reimbursement of differential between Medicare and Medicaid rates for dual-enrolled eligibles, plaintiffs' motion for summary judgment is under advisement by the court. If the Plaintiffs prevail, the State's potential liability could be up to $270 million.

         F. Tower Environmental has sued the State of Florida and the Florida Department of Environmental Protection (FDEP) alleging that both the State and FDEP "breached" contracts with them by changing the petroleum contamination reimbursement program. Alternatively, Tower claims that these actions constitute torts or impairment of contractual obligations. Tower also alleges that the termination of the reimbursement program pursuant to Section 376.3071, F.S., is a breach of contract. In addition to damages, Tower seeks recovery of attorneys' fees and costs. There has been a ruling that the statute was a written contract and that the State's sovereign immunity defense was thereof invalid. If attorney's fees and costs are awarded, the potential liability could amount to approximately $49 million, however, the parties are currently negotiating a settlement.

         G. Where the plaintiff claims that the Florida Department of Transportation has been responsible for construction of roads and attendant drainage facilities in Hillsborough County and, as a result of its construction, has caused the plaintiff's property to become subject to flooding, thereby amount to an uncompensated taking the Court granted the State's Motion for More Definite Statement as to certain portions of the Plaintiff's complaint. An amended complaint was filed, and trial is scheduled to begin this summer. If the State is unsuccessful, potential losses could exceed $10 million.

         H. The Florida Department of Transportation used a Value Engineering Change Proposal (VECP) design submitted by State Contracting and Engineering Corp. (SCEC) for the construction of a barrier sound-wall in Broward County and several subsequent Department projects. Subsequent to the initial use of the VECP design, SCEC patented the design. SCEC claims that the Department owes SCES royalties and compensation for other damages involving the Department's use of the VECP design on subsequent projects. The case is


82600.12
                                      -29-
pending a ruling as to the application of recent U.S. Supreme Court cases to certain legal issues in this lawsuit. If the State is unsuccessful, potential losses could range from $30 to $60 million.

          I. Pursuant to Section 440.51, F.S., the Department of Labor and Employment Security, collects assessments on "net premiums collected" and "net premiums written" from carriers of workers' compensation insurance and by self-insurers in the State. Claimants allege that there is no statutory definition of "net premiums" and the Department does not currently have a rule providing guidance as to how "net premiums" are calculated. Claimants allege that industry standards would allow them to deduct various costs of doing business in calculating "net premiums." The litigation arose from the Department's denial of claims for refunds totaling approximately $27 million. In addition, at least 20 other carriers have filed similar claims for refund which, in the aggregate, total more than $39 million. The Department cannot anticipate how many additional claims will be filed. The Department has answered the complaint and discovery is in progress.

          J. In an action brought by the US Environmental Protection Agency against the Florida Department of Transportation title to contaminated land is in dispute. The Department maintains that it is not the owner of the contaminated land. The U.S. Environmental Protection Agency (EPA) is conducting additional tests at the site for pollution and has asserted a cost recovery claim against the Department of approximately $25.5 million. The Department's Motion for Declaratory Judgment on the Department's ownership of the property was denied and upheld on appeal.

          New York Trust

          Special Factors Affecting New York. The information set forth below is derived from the official statements and/or preliminary drafts of official statements prepared in connection with the issuance of New York State and New York City municipal bonds. The Sponsors have not independently verified this information.

          Economic Trends

          Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

          The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic

82600.12
                                      -30-
dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

          Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.

          New York City

          The City, with a population of approximately 7.4 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

          For each of the 1981 through 1999 fiscal years, the City had an operating surplus, before discretionary transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP"), after discretionary transfers. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

          As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current financial plan projects a surplus in the 2000 fiscal year, before discretionary transfers, and budget gaps for each of the 2001, 2002 and 2003 fiscal years. This pattern of current year surplus operating results and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved surplus operating results, before discretionary transfers, for each fiscal year.

          The City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that, in future years, State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

          The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 2000 through 2003 fiscal years (the "2000-2003 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the regional and local

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economies, the provision of State and Federal aid and the impact on City revenues and expenditures of any future Federal or State policies affecting the City.

          Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2000 through 2003 contemplates the issuance of $7.449 billion of general obligation bonds and $3.35 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Finance Authority"). In addition, the Financial Plan anticipates access to approximately $2.4 billion in financing capacity of Tobacco Settlement Asset Securitization Corporation, Inc. ("TSASC"), which will issue debt secured by revenues derived from the settlement of litigation with tobacco companies selling cigarettes in the United States. The Finance Authority and TSASC were created to assist the City in financing its capital program while keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, New York City Municipal Water Finance Authority ("Water Authority"), Finance Authority, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the Water Authority, Finance Authority and TSASC. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

          The City Comptroller and other agencies and public officials, from time to time, issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans.

          For the 1999 fiscal year, the City had a operating surplus, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The 1999 fiscal year is the nineteenth year that the City has achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

          Changes since adoption of the City's Expense Budget for the 1999 fiscal year in June 1998, prior to the financial plan submitted to the Control Board on June 26, 1998 include: (i) an increase in projected tax revenues of $762 million, $558 million, $417 million and $1.4 billion in fiscal years 2000 through 2003, respectively; (ii) $300 million, $250 million, $300 million and $300 million of projected resources in fiscal years 2000 through 2003, respectively, from the receipt by the City of funds from the settlement of litigation with the leading cigarette companies; (iii) a reduction in the assumed collection of $350 million of projected rent payments for the City's airports to $210 million and a delay in the receipt of such payments from fiscal year 2000 to fiscal year 2001; (iv) anticipated proceeds from the proposed sale of the Coliseum in fiscal year 2001 totaling $345 million; and (v) net increases in spending of $817 million, $739 million, $713 million and $1.05 billion in fiscal years 2000 through 2003, including spending for Medicaid, education initiatives, anti-smoking programs, employee fringe benefit costs, and other agency programs. The Financial Plan includes a discretionary transfer in the 1999 fiscal year of $2.6 billion primarily to pay debt service due in fiscal year 2000, for budget stabilization purposes, a discretionary transfer in fiscal year 2000 to pay debt service due in fiscal

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year 2001 totaling $429 million, and a proposed discretionary transfer in fiscal year 2001 to pay debt service due in fiscal year 2002 totaling $345 million.

          On June 14, 1999, the City released the Financial Plan for the 2000 through 2003 fiscal years, which relates to the City and certain entities which receive funds from the City. The Financial Plan reflects changes as a result of the City's expense and capital budgets for fiscal year 2000, which were adopted on June 7, 1999. The Financial Plan projects revenues and expenditures for the 2000 fiscal year balanced in accordance with GAAP and projects gaps of $1.8 billion, $1.9 billion and $1.8 billion for fiscal years 2001 through 2003, respectively.

          In addition, the Financial Plan sets forth gap-closing actions to eliminate a previously projected gap for the 2000 fiscal year and to reduce projected gaps for fiscal years 2001 through 2003. The gap-closing actions for the 2000 through 2003 fiscal years include: (i) additional agency actions totaling $502 million, $371 million, $293 million and $283 million for fiscal years 2000 through 2003, respectively; (ii) additional Federal aid of $75 million in each of fiscal years 2000 through 2003, which include the proposed restoration of $25 million of Federal revenue sharing and $50 million of increased Federal Medicaid aid; and (iii) additional State actions totaling approximately $125 million in each of fiscal years 2000 through 2003. The Financial Plan also reflects a tax reduction program, which includes the elimination of the City's non-residents earning tax, the proposed extension of current tax reductions for owners of cooperative and condominium apartments and a proposed income tax credit for low income wage earners.

          The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and modest employment growth and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2000 through 2003 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of City agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the City's ability to market its securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

          On June 7, 1999, the City Council adopted a budget for fiscal year 2000. The adopted budget includes lower estimated debt service expenditures in fiscal year 2000 resulting from a $456 million increase, from

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$2.1 billion to $2.6 billion, in the proposed discretionary transfer in the 1999 fiscal year to pay debt service due in fiscal year 2000. The $456 million increase in the discretionary transfer reflects increased tax revenues and decreased expenditures in the 1999 fiscal year. The adopted budget also includes $220 million of spending initiatives proposed by the City Council, other increased spending and the net cost of revised tax reduction proposals, which reflect the repeal of all of the City non-resident earnings tax and the elimination of certain of the previously proposed tax reduction initiatives.

          On July 16, 1998, Standard & Poor's revised its rating of City bonds upward from BBB+ to A-. Moody's rating of City bonds was revised in February 1998 to A3 from Baa1. On March 8, 1999, Fitch revised its rating of City bonds upward to A. Moody's, Standard & Poor's and Fitch currently rate the City's outstanding general obligation bonds A3, A- and A, respectively.

          New York State and its Authorities

          The State ended the 1998-1999 fiscal year in balance on a cash basis for the 1998-1999 fiscal year, with a reported closing balance in the General Fund of $892 million, after reserving a projected $1.8 billion surplus for use in future years. The State ended the 1998-1999 fiscal year in balance on a cash basis, with a reported closing balance in the General Fund of $892 million, after reserving a projected $1.8 billion surplus for use in future years. The State Financial Plan for the 1999-2000 fiscal year, which was released on August 20, 1999, projects balance on a cash basis for the 1999-2000 fiscal year, with a closing balance in the General Fund of $2.85 billion, including a projected tax reduction reserve of $1.82 billion for use in future fiscal years. The State Division of the Budget ("DOB") has projected a potential imbalance in the 2000-2001 fiscal year of approximately $1.9 billion. DOB's estimate includes an assumption for the projected costs of new collective bargaining agreements, $500 million in assumed unspecified operating efficiencies and the planned application of approximately $615 million of the $1.82 billion tax reduction reserve in fiscal year 2000-2001. DOB has noted that, despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy and actions by the Federal government could impact projected budget gaps of the State.

          The State revised the cash-basis 1999-2000 State Financial Plan on January 11, 2000, with the release of the 2000-01 Executive Budget. The State updated the Financial Plan on January 31, 2000 to reflect the Governor's amendments to his Executive Budget. After these changes, the DOB now expects the State to close the 1999-2000 fiscal year with an available cash surplus of $758 million in the General Fund, an increase of $733 million over the surplus estimate in the Mid-Year Update. The larger projected surplus derives from $499 million in net higher projected receipts and $259 million in net lower estimated disbursements. DOB revised both its projected receipts and disbursements based on a review of actual operating results through December 1999, as well as an analysis of underlying economic and programmatic trends it believes may affect the Financial Plan for the balance of the year.

          The State plans to use the entire $758 million surplus to make additional deposits to reserve funds. At the close of the current fiscal year, the State expects to deposit $75 million from the surplus into the State's Tax Stabilization Reserve Fund -- the fifth consecutive annual deposit. In the 2000-01 Executive budget, as amended, the Governor is proposing to use the remaining $683 million from the 1999-2000 surplus to fully finance the

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estimated 2001-02 and 2002-03 costs of his proposed tax reduction package ($433 million) and to increase the Debt Reduction Reserve Fund ($250 million).

          Through the first nine months of 1999-2000, General Fund receipts, including transfers from other funds, have totaled $30.07 billion. General fund disbursements, including transfers to other funds, totaled $25.19 billion over the same period. The updated Financial Plan projections incorporate these results to date.

          Standard & Poor's rates the State's general obligation bonds A+, and Moody's rates the State's general obligation bonds A2. On November 9, 1999, Standard & Poor's revised its rating on the State's general obligation bonds from A to A+.

                                   Litigation

          A number of court actions have been brought involving State finances. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to carry out the 1999 Modification and 2000-2003 Financial Plan.

          The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1998 amounted to approximately $3.5 billion.


          Virginia Trust

          Virginia Risk Factors. Investors should be aware of certain factors that might affect the financial condition of issuers of Virginia municipal securities.

          Bonds in the Virginia Trust may include primarily debt obligations of the subdivisions of the Commonwealth of Virginia issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, schools, streets and water and sewer works. Other purposes for which bonds may be issued include the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital, housing, and solid waste disposal facilities. The latter are generally payable from private sources which, in varying degrees, may depend on local economic conditions, but are not necessarily affected by the ability of the Commonwealth of Virginia and its political subdivisions to pay their debts. Therefore, the general risk factors as to the credit of the State or its political subdivision discussed herein may not be relevant to the Virginia Trust.

          To the extent bonds of the Commonwealth of Virginia are included in the Virginia Issues, information on the financial condition of the Commonwealth is noted. The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires a balanced budget. The Commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue. The economy of the Commonwealth of Virginia is based primarily on manufacturing, the government sector (including defense),

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agriculture, mining and tourism. Defense installations are concentrated in
Northern Virginia, the location of the Pentagon, and the Hampton Roads area, including the Cities of Newport News, Hampton, Norfolk and Virginia Beach, the locations of, among other installations, the Army Transportation Center (Ft. Eustis), the Langley Air Force Base, Norfolk Naval Base and the Oceana Naval Air Station, respectively. Any substantial reductions in defense spending generally or in particular areas, including base closings, could adversely affect the state and local economies.

          The Commonwealth currently has a Standard & Poor's rating of AAA and a Moody's rating of Aaa on its general obligation bonds. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Further, the credit of the Commonwealth is not material to the ability of political subdivisions and private entities to make payments on the obligations described below.

          General obligations of cities, towns and counties in Virginia are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under section 15.2-2659 of the Code of Virginia of 1950, as amended, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest. The Commonwealth, however, has no obligation to provide any additional funds necessary to pay such principal and interest.

          Revenue bonds issued by Virginia political subdivisions include (i) revenue bonds payable exclusively from revenue producing governmental enterprises and (ii) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of Virginia.

          Virginia municipal securities that are lease obligations are customarily subject to "non-appropriation" clauses which allow the municipality, or other public entity, to terminate its lease obligations if moneys to make the lease payments are not appropriated for that purpose. See "Objectives". Legal principles may restrict the enforcement of provisions in lease financing limiting the municipal issuer's ability to utilize property similar to that leased in the event that debt service is not appropriated.


                                 PUBLIC OFFERING

          Offering Price. The secondary market Public Offering Price per Unit of each Trust is computed by adding a sales charge to the aggregate bid price of the Bonds in such Trust divided by the number of Units thereof outstanding. The method used by the Evaluator for computing the sales charge for secondary market purchases shall be based upon the number of years remaining to maturity of each Bond in the portfolio. Bonds will be deemed to

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



mature on their stated maturity dates unless bonds have been called for redemption, funds have been placed in escrow to redeem them on an earlier call date or are subject to a "mandatory put," in which case the maturity will be deemed to be such other date.

          The table below sets forth the various sales charges based on the length of maturity of each Bond:



                                            As Percent of Public
         Time to Maturity                      Offering Price

         less than 6 months                          0%
         6 mos. to 1 year                            1%
         over 1 yr. to 2 yrs.                       1 1/2%
         over 2 yrs. to 4 yrs.                      2 1/2%
         over 4 yrs. to 8 yrs.                      3 1/2%
         over 8 yrs. to 15                          4 1/2%
yrs.
         over 15 years                              5 1/2%


          The secondary market Public Offering Price can vary on a daily basis from the amount stated on the cover of Part A of this Prospectus in accordance with fluctuations in the prices of the Bonds. The price to be paid by each investor will be computed on the basis of an evaluation made as of the day the Units are purchased. The aggregate bid price evaluation of the Bonds is determined in the manner set forth under "Trustee Redemption."

          The Evaluator may obtain current prices for the Bonds from investment dealers or brokers (including the Sponsors) that customarily deal in tax-exempt obligations or from any other reporting service or source of information which the Evaluator deems appropriate.


          Accrued Interest. A proportionate share of accrued interest on the Bonds to the expected date of settlement for the Units is added to the Public Offering Price and paid by the Certificateholder at the time Units are purchased. Accrued interest is the accumulated and unpaid interest on Bonds from the last day on which interest was paid and is initially accounted for daily by each Trust at the daily rate set forth under "Summary of Essential Information" for each Trust in Part A of this Prospectus. Since each Trust normally receives the interest on the Bonds twice a year and the interest on the Bonds is accrued on a daily basis (this daily rate is net of estimated fees and expenses), each Trust will always have an amount of interest earned but uncollected by, or unpaid to, the Trustee. A Certificateholder will not recover his proportionate share of accrued interest until the Units of a Trust are sold or redeemed, or such Trust is terminated. At that time, the Certificateholder will receive his proportionate share of the accrued interest computed to the settlement date in the case of sale or termination and to the date of tender in the case of redemption.

          Employee Discounts. Employees (and their families) of ING Funds Distributor, Inc. (and its affiliates) and of any underwriter of any


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Trust, pursuant to employee benefit arrangements, may purchase Units of a State
Trust at a price equal to the bid side evaluation of the underlying securities in such State Trust divided by the number of Units outstanding plus a reduced sales charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

          Distribution of Units. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

          The Sponsor intends to qualify the Units of each State Trust for sale in only the State for which such Trust is named and certain other states through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to $33.00 per Unit, subject to the Sponsor's right to change the dealers' concession from time to time. In addition, for transactions of 1,000,000 Units or more, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time.

          Sponsor's Profits. The Sponsor will receive a gross commission on all Units sold in the secondary market equal to the applicable sales charge in each transaction (see "Offering Price"). In addition, in maintaining a market for the Units (see "Sponsor Repurchase"), the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which it buys Units and the price at which it resells such Units.

          Comparison of Public Offering Price, Sponsor's Repurchase Price and Redemption Price. The secondary market Public Offering Price of Units of each State Trust will be determined on the basis of the current bid prices of the Bonds in such State Trust plus the applicable sales charge. Value at which Units may be resold in the secondary market or redeemed will be determined on the basis of the current bid prices of such Bonds without any sales charge. On the Evaluation Date, the Public Offering Price per Unit of each State Trust (based on the bid price of the Bonds in such State Trust plus the sales charge) each exceeded the Repurchase and Redemption Price per Unit (based upon the bid price of the Bonds in each State Trust without the sales charge) by the amounts shown under "Summary of Essential Information" for each State Trust in Part A of this Prospectus. For this reason, among others (including fluctuations in the market prices of such Bonds and the fact that the Public Offering Price includes the applicable sales charge), the amount realized by a Certificateholder upon any redemption of Units may be less than the price paid for such Units.



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             ESTIMATED LONG TERM RETURN AND ESTIMATED CURRENT RETURN

          The rate of return on an investment in Units of each Trust is measured in terms of "Estimated Current Return" and "Estimated Long Term Return".

          Estimated Long Term Return is calculated by: (i) computing the yield to maturity or to an earlier call date (whichever results in a lower yield) for each Bond in a Trust's portfolio in accordance with accepted bond practices, which practices take into account not only the interest payable on the Bond but also the amortization of premiums or accretion of discounts, if any; (ii) calculating the average of the yields for the Bonds in each Trust's portfolio by weighing each Bond's yield by the market value of the Bond and by the amount of time remaining to the date to which the Bond is priced (thus creating an average yield for the portfolio of each Trust); and (iii) reducing the average yield for the portfolio of each Trust in order to reflect estimated fees and expenses of that Trust and the maximum sales charge paid by Certificateholders. The resulting Estimated Long Term Return represents a measure of the return to Certificateholders earned over the estimated life of each Trust. The Estimated Long Term Return as of the day prior to the Evaluation Date is stated for each Trust under "Summary of Essential Information" in Part A.

          Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price per Unit. In contrast to the Estimated Long Term Return, the Estimated Current Return does not take into account the amortization of premium or accretion of discount, if any, on the Bonds in the portfolios of each Trust. Moreover, because interest rates on Bonds purchased at a premium are generally higher than current interest rates on newly issued bonds of a similar type with comparable rating, the Estimated Current Return per Unit may be affected adversely if such Bonds are redeemed prior to their maturity. On the day prior to the Evaluation Date, the Estimated Net Annual Interest Income per Unit divided by the Public Offering Price resulted in the Estimated Current Return stated for each Trust under "Summary of Essential Information" in Part A.

          The Estimated Net Annual Interest Income per Unit of each Trust will vary with changes in the fees and expenses of the Trustee and the Evaluator applicable to each Trust and with the redemption, maturity, sale or other disposition of the Bonds in each Trust. The Public Offering Price will vary with changes in the bid prices of the Bonds. Therefore, there is no assurance that the present Estimated Current Return or Estimated Long Term Return will be realized in the future.

          A schedule of cash flow projections is available from the Sponsor upon request.


                          RIGHTS OF CERTIFICATEHOLDERS

          Certificates. Ownership of Units of each State Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one or more Units and will bear appropriate notations on their faces indicating which plan of distribution has been selected by the Certificateholder. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instrument of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to

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pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

          Interest and Principal Distributions. Interest received by each State Trust is credited by the Trustee to the Interest Account of such Trust and a deduction is made to reimburse the Trustee without interest for any amounts previously advanced. Proceeds representing principal received by each State Trust from the maturity, redemption, sale or other disposition of Bonds are credited to the Principal Account of such State Trust.

          Distributions to each Certificateholder of each State Trust from the Interest Account of such State Trust are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to one-twelfth, one-half or all of such Certificateholder's pro rata share of the Estimated Net Annual Interest Income in such Interest Account, depending upon the applicable plan of distribution. Distributions from the Principal Account of each State Trust will be computed as of each semi-annual Record Date, and will be made to the Certificateholders of such State Trust on or shortly after the next semi-annual Payment Date. Proceeds representing principal received from the disposition of any of the Bonds between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the appropriate Principal Account and not distributed until the second succeeding semi-annual Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan, except as provided thereunder. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Payment Date after such purchase.

          Because interest payments are not received by the State Trust at a constant rate throughout the year, interest distributions may be more or less than the amount credited to the Interest Account as of a given Record Date. For the purpose of minimizing fluctuations in the distributions from the Interest Account, the Trustee will advance sufficient funds as may be necessary to provide interest distributions of approximately equal amounts. The Trustee shall be reimbursed, without interest, for these advances to the Interest Account. Funds which are available for future distributions, investment in the Total Reinvestment Plan, payments of expenses and redemptions are in accounts which are non-interest bearing to Certificateholders and are available for use by the Trustee pursuant to normal banking procedures.

          As of the first day of each month, the Trustee will deduct from the Interest Account and, to the extent funds are not sufficient therein, from the Principal Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Interest and Principal Accounts such amounts as may be necessary to cover redemptions of Units by the Trustee.

          The estimated monthly, semi-annual or annual interest distribution per Unit of each State Trust initially will be in the amounts

82600.12
                                      -40-
shown under "Summary of Essential Information" in Part A and will change and be reduced as Bonds mature or are redeemed, exchanged or sold, or as expenses of each State Trust fluctuate. No distribution need be made from a Principal Account until the balance therein is an amount sufficient to distribute $1.00 per Unit.

          Distribution Elections. Interest is distributed monthly, semi-annually or annually, depending upon the distribution applicable to the Unit Purchased. Record Dates for interest distributions will be the first day of each month for monthly distributions, the first day of each June and December for semi-annual distributions and the first day of each December for annual distributions. Payment Dates will be the fifteenth day of each month following the respective Record Dates. Certificateholders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Every October each Certificateholder may change his distribution election by notifying the Trustee in writing of such change between October 1 and November 1 of each year. (Certificateholders deciding to change their election should contact the Trustee by calling the number listed on the back cover hereof for information regarding the procedures that must be followed in connection with this written notification of the change of election.) Failure to notify the Trustee on or before November 1 of each year will result in a continuation of the plan for the following 12 months.

          Records. The Trustee shall furnish Certificateholders, in connection with each distribution, a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record of a State Trust, a statement showing (i) as to the Interest Account of such State Trust: interest received (including any earned original issue discount and amounts representing interest received upon any disposition of Bonds and earned original discount, if any), amounts paid for redemption of Units, if any, deductions for applicable taxes and fees and expenses of such State Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to such State Trust's Principal Account: the dates of disposition of any Bonds and the net proceeds received therefrom (including any unearned original issue discount but excluding any portion representing accrued interest), deductions for payments of applicable taxes and fees and expenses of such State Trust, amounts paid for redemption of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Bonds held in such State Trust and the number of Units thereof outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit of such State Trust based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed to Certificateholders of such State Trust during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year.

          The Trustee shall keep available for inspection by Certificateholders, at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the

82600.12
                                      -41-
names and addresses of Certificateholders, Certificates issued or held, a current list of Bonds in the portfolio and a copy of the Trust Agreement.


                                   TAX STATUS

          All Bonds acquired by the State Trusts were accompanied by copies of opinions of bond counsel to the issuing governmental authorities given at the time of original delivery of the Bonds to the effect that the interest thereon is exempt from regular Federal income tax and from the respective State income taxes. Such interest may, however, be subject to the federal alternative minimum tax and to state and local taxes in other jurisdictions. Neither the Sponsor nor the Trustee nor their respective counsel have made any review of the proceedings relating to the issuance of the Bonds or the bases for such opinions and express no opinion as to these matters, and neither the Trustee nor the Sponsor nor their respective counsel have made an independent examination or verification that the federal income tax status of the Bonds has not been altered since the time of the original delivery of those opinions.

          In rendering the opinion set forth below, counsel has examined the Agreement, the final form of Prospectus dated the date hereof and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein.

          In the opinion of Battle Fowler LLP, counsel for the Sponsor, under existing law:


                           The State Trusts will be classified as grantor trusts
                  and not as associations taxable as corporations for federal income tax purposes under the Internal Revenue Code. Income received by each State Trust that consists of interest excludable from federal gross income under the Code will be excludable from the federal gross income of the Certificateholders of such State Trust.

                           Each Certificateholder of a State Trust will be
                  considered the owner of a pro rata portion of the assets of that State Trust. Thus, each Certificateholder of a State Trust will be considered to have received its pro rata share of Bond interest when it is received by the State Trust, and the entire amount of net income distributable to Certificateholders of a State Trust that is exempt from federal income tax when received by that State Trust will constitute tax-exempt income when received by the Certificateholders.

          Gain realized on sale or redemption of the Bonds or on sale of a Unit is, however, includible in gross income for federal income tax purposes, generally as capital gain. Such gain does not include any amount received in respect to accrued interest, earned original issue discount and accrued market discount. Gain on the disposition of a Bond or a Unit purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. Such gain may be long- or short-term gain depending on the holding period of the Bond or the Unit, assuming that the Bond or Unit is held as a capital asset. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses of non-corporate Certificateholders ($1,500 for married persons filing separately) may be deducted against ordinary income. Capital assets held by individuals will qualify for long-term capital gain

82600.12
                                      -42-
treatment if held for more than one year and will be subject to a reduced tax rate of 20% rather than the regular maximum tax rate of 39.6%.

          Each Certificateholder of a State Trust will realize taxable gain or loss when that State Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity), as if the Certificateholder had directly disposed of its pro rata share of such Bond. The gain or loss is measured by the difference between (i) the tax cost of such pro rata share and (ii) the amount received therefor. The Certificateholder's tax cost for each Bond is determined by allocating the total tax cost of each Unit among all the Bonds held in the State Trust (in accordance with the portion of the State Trust comprised by each Bond). In order to determine the amount of taxable gain or loss, the Certificateholder's amount received is similarly allocated at that time. The Certificateholder may exclude from the amount received any amounts that represent accrued interest or the earned portion of any original issue discount but may not exclude amounts attributable to market discount. Thus, when a Bond is disposed of by State Trust at a gain, taxable gain will equal the difference between (i) the amount received and (ii) the amount paid plus any accrued original issue discount. Gain on the disposition of a Bond purchased at a market discount generally will be treated as ordinary income, rather than capital gain, to the extent of accrued market discount. No deduction is allowed for the amortization of bond premium on tax-exempt bonds, such as the Bonds, in computing regular federal income tax.


          Original issue discount generally accrues based on the principle of compounding of accrued interest, not on a straight-line or ratable method, with the result that the amount of earned original issue discount is less in the earlier years and more in the later years of a bond term. The tax basis of an original issue discount bond is increased by the amount of accrued, tax-exempt original issue discount thus determined. This method of calculation will produce higher capital gains (or lower losses) to a Certificateholder, as compared to the results produced by the straight-line method of accounting for original issue discount, upon an early disposition of a Bond by a State Trust or of a Unit by a Certificateholder.

          A Certificateholder may also realize taxable income or loss when a Unit of a State Trust is sold or redeemed. The amount received is allocated among all the Bonds in that State Trust in the same manner as when the State Trust disposes of Bonds, and the Certificateholder may exclude accrued interest and the earned portion of any original issue discount (but not amounts attributable to market discount). The return of a Certificateholder's tax cost is otherwise a tax-free return of capital.


          A portion of Social Security benefits is includible in gross income for taxpayers whose modified adjusted gross income combined with a portion of their Social Security benefits exceeds a base amount. The base amount is $32,000 for a married couple filing a joint return, zero for married persons filing separate returns and not living apart at all times during the taxable year and $25,000 for all others. Interest on tax-exempt bonds is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits that are includible in gross income and determining whether an individual's income exceeds the base amount above which a portion of the benefits would be subject to tax.


          Corporate Certificateholders are required to include in federal corporate alternative minimum taxable income 75% of the amount by which the adjusted current earnings (which will include tax-exempt interest) of the corporation exceeds alternative minimum taxable income (determined without regard to this item). In addition, in certain cases, Subchapter S

82600.12
                                      -43-
corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on tax-exempt interest.


          Under federal law, interest on Bonds in each State Trust issued by authority of the Government of Puerto Rico is exempt from regular Federal income tax and state and local income taxes in the United States and Puerto Rico.

          The State Trusts are not subject to the New York State Franchise Tax on Business Corporations or the New York City General Corporation Tax.

          Battle Fowler LLP is also of the opinion that under the personal income tax laws of the State and City of New York, the income of each State Trust will be treated as the income of the Certificateholders. Interest on the Bonds that is exempt from tax under the laws of the State and City of New York when received by the New York Trust will retain its status as tax- exempt interest of the Certificateholders. In addition, non-residents of New York City will not be subject to the City personal income tax on gains derived with respect to their Units. Non-residents of New York State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or New York City resident should determine its basis and holding period for its Units in the same manner for New York State and New York City tax purposes as for federal tax purposes. For corporations doing business in New York State, interest earned on state and municipal obligations that are exempt from federal income tax, including obligations of New York State, its political subdivisions and instrumentalities, must be included in calculating New York State and New York City entire net income for purposes of computing New York State and New York City franchise (income) tax.

          The exemption of interest on municipal obligations for federal income tax purposes does not necessarily result in exemption under the income tax laws of any state or local government. The laws of such states and local governments vary with respect to the taxation of such obligations. See "Rights of Certificateholders" in this Part B.

          In the opinion of Brown & Wood LLP, special counsel to the Sponsor for California tax matters, under existing California law applicable to individuals who are California residents:

                           The California Trust will not be treated as an
                  association taxable as a corporation, and the income of the California Trust will be treated as the income of the Certificateholders. Accordingly, interest on Bonds received by the California Trust that is exempt from personal income taxes imposed by or under the authority of the State of California will be treated for California income tax purposes in the same manner as if received directly by the Certificateholders.

                           Each Certificateholder of the California Trust will
                  recognize gain or loss when the California Trust disposes of a Bond (whether by sale, exchange, redemption or payment at maturity) or upon the Certificateholder's sale or other disposition of a Unit. The amount of gain or loss for California income tax purposes will generally be calculated pursuant to the Internal Revenue Code of 1986, as amended, certain provisions of which are incorporated by reference under California law.


82600.12
                                      -44-

          In the opinion of Greenberg Traurig, P.A., special counsel to the Sponsors for Florida tax matters, under existing Florida law:

          1. The Florida Trust will not be subject to income, franchise or other taxes of a similar nature imposed by the State of Florida or its subdivisions, agencies or instrumentalities.

          2. Because Florida does not impose a personal income tax, noncorporate Certificateholders of Units of the Florida Trust will not be subject to any Florida income taxes with respect to (i) amounts received by the Florida Trust on the Bonds it holds; (i.e., amounts which are distributed by the Florida Trust to non-corporate Certificateholders of the Florida Trust; or (iii) any gain realized on the sale or redemption of Bonds by the Florida Trust or of a Unit of the Florida Trust by a noncorporate Certificateholder. However, corporations (including limited liability companies that are taxed as corporations for federal income tax purposes) as defined in Chapter 220, Florida Statutes (1997), as amended, which are otherwise subject to Florida income taxation will be subject to tax on their respective share of any income and gain realized by the Florida Trust and on any gain realized on the sale or redemption of Units of the Florida Trust by the corporate Certificateholder.


          3. The Units will be subject to Florida estate taxes if held by Florida residents, or if held by non-residents deemed to have business situs in Florida. The Florida estate tax is limited to the amount of the credit for state death taxes provided for in Section 2011 of the Internal Revenue Code of 1986, as amended.

          4. Bonds issued by the State of Florida or its political subdivisions are exempt from Florida intangible personal property taxation under Chapter 199, Florida Statutes (1997), as amended. Bonds issued by the Government of Puerto Rico or by the Government of Guam, or by their authority, are exempt by Federal statute from taxes such as the Florida intangible personal property tax. Thus, the Florida Trust will not be subject to Florida intangible personal property tax on any Bonds in the Florida Trust issued by the State of Florida or its political subdivisions, by the Government of Puerto Rico or by its authority or by, the Government of Guam or by its authority. In addition, the Units of the Florida Trust will not be subject to the Florida intangible personal property tax if at least 90 percent of the net asset value of the portfolio of assets corresponding to the Florida Trust is invested in such Florida, Puerto Rico or Guam debt obligations.


          In the opinion of Hunton & Williams, special counsel to the Sponsors for Virginia tax matters, under existing Virginia law applicable to individuals who are Virginia residents and assuming that the Virginia Trust is a grantor trust under the grantor trust rules of Sections 671-679 of the Code:

                           The Virginia Trust will be taxable as a grantor trust
                  for Virginia income tax purposes with the result that income of the Virginia Trust will be treated as income of the Certificateholders of the Virginia Trust. Consequently, the Virginia Trust will not be subject to any income or corporate franchise tax imposed by the Commonwealth of Virginia, or its subdivisions, agencies or instrumentalities.

                           Interest on the Bonds in the Virginia Trust that is
                  exempt from Virginia income tax when received by the Virginia Trust will retain its tax exempt status in the hands of the Certificateholders of the Virginia Trust.

82600.12
                                      -45-

                           A Certificateholder of the Virginia Trust will not
                  recognize gain or loss for Virginia income tax purposes when the Virginia Trust disposes (whether by sale, exchange, redemption or payment at maturity) of any Bonds of (i) Virginia or any of its political subdivisions or instrumentalities or (ii) the United States or any of its authorities, commissions or instrumentalities. A Certificateholder of the Virginia Trust will recognize gain or loss for Virginia income tax purposes, to the same extent that he will for federal income tax purposes, when the Virginia Trust disposes of any other Bond or when the Certificateholder redeems or sells his Units.


          In the case of Bonds that are industrial revenue bonds ("IRBs") or certain types of private activity bonds, the opinions of bond counsel to the respective issuing authorities indicate that interest on such Bonds is exempt from regular federal income tax. However, interest on such Bonds will not be exempt from regular federal income tax for any period during which such Bonds are held by a substantial user of the facilities financed by the proceeds of such Bonds or by a related person thereof within the meaning of the Code. Therefore, interest on any such Bonds allocable to a Certificateholder who is such a substantial user or related person thereof will not be tax-exempt. Furthermore, in the case of IRBs that qualify for the small issue exemption, the small issue exemption will not be available or will be lost if, at any time during the three-year period beginning on the later of the date the facilities are placed in service or the date of issue, all outstanding tax-exempt IRBs, together with a proportionate share of any present issue, of an owner or principal user (or related person) of the facilities exceeds $40,000,000. In the case of IRBs issued under the $10,000,000 small issue exemption, interest on such IRBs will become taxable if the face amount of such IRBs plus certain capital expenditures exceeds $10,000,000.

          In addition, a Bond can lose its tax-exempt status as a result of other subsequent but unforeseeable events such as prohibited arbitrage activities by the issuer of the Bond or the failure of the Bond to continue to satisfy the conditions required for the exemption of interest thereon from regular federal income tax. No investigation has been made as to the current or future owners or users of the facilities financed by the Bonds, the amount of such persons' outstanding tax-exempt IRBs, or the facilities themselves, and no assurance can be given that future events will not affect the tax-exempt status of the Bonds. Investors should consult their tax advisors for advice with respect to the effect of these provisions on their particular tax situation.

          Interest on indebtedness incurred or continued to purchase or carry the Units is not deductible for regular federal income tax purposes. In addition, under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units. Also, in the case of certain financial institutions that acquire Units, in general no deduction is allowed for interest expense allocable to the Units.

          From time to time, proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on debt obligations similar to the Bonds in the State Trusts, and it can be expected that similar proposals may be introduced in the future. In

82600.12
                                      -46-
particular, Congress may consider the adoption of some form of flat tax which could have an adverse impact on the value of tax-exempt bonds.


          The U.S. Supreme Court has held that there is no constitutional prohibition against the federal government's taxing the interest earned on state or other municipal bonds. The decision does not, however, affect the current exemption from taxation of the interest earned on the Bonds in the Trust in accordance with Section 103 of the Code.


          The opinions of bond counsel to the issuing governmental authorities to the effect that interest on the Bonds is exempt from regular federal income tax may be limited to law existing at the time the Bonds were issued, and may not apply to the extent that future changes in law, regulations or interpretations affect such Bonds. Investors are advised to consult their own tax advisors for advice with respect to the effect of any legislative changes.


                                    LIQUIDITY

          Sponsor Repurchase. The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units of each State Trust and continuously to offer to repurchase the Units of the Trusts. The Sponsor's secondary market repurchase price will be based on the aggregate bid price of the Bonds in each State Trust portfolio, determined by the Evaluator on a daily basis, and will be the same as the redemption price. (See "Trustee Redemption.") Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor may discontinue repurchases of Units of a State Trust if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units of a State Trust are physically received in proper form by the Sponsor, ING Funds Distributor, Inc.,1475 Dunwoody Drive, West Chester, P.A. 19380. Units received after 4:00 p.m., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units of a State Trust, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.

          Prospectuses relating to certain other bond trusts indicate an intention by the Sponsor, subject to change, to repurchase units of those funds on the basis of a price higher than the bid prices of the Bonds in the Trusts. Consequently, depending upon the prices actually paid, the secondary market repurchase price of other trusts may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for Units of these State Trusts, although in all bond trusts, the purchase price per unit depends primarily on the value of the bonds in the trust portfolio.

          Units purchased by the Sponsor in the secondary market may be re-offered for sale by the Sponsor at a price based on the aggregate bid price of the Bonds in a State Trust plus the applicable sales charge plus net accrued interest. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

          The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). For example, if in order to meet redemptions of Units the Trustee must dispose of Bonds, and if such disposition cannot be made by the redemption date (seven calendar days after

82600.12
                                      -47-
tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

          Trustee Redemption. Units may also be tendered to the Trustee for redemption at its corporate trust office as set forth in Part A of this Prospectus, upon proper delivery of Certificates representing such Units and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

          Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates.") Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

          Within three business days following a tender for redemption, the Certificateholder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that, with respect to Units received after the close of trading on the New York Stock Exchange, the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

          Accrued interest paid on redemption shall be withdrawn from the appropriate Interest Account, or, if the balance therein is insufficient, from the appropriate Principal Account. All other amounts paid on redemption shall be withdrawn from the appropriate Principal Account. The Trustee is empowered to sell Bonds in order to make funds available for redemptions. Such sales, if required, could result in a sale of Bonds by the Trustee at a loss. To the extent Bonds in a State Trust are sold, the size and diversity of such Trust will be reduced.

          The Redemption Price per Unit of a State Trust is the pro rata share of each Unit in such State Trust determined by the Trustee on the basis of (i) the cash on hand in such Trust or monies in the process of being collected, (ii) the value of the Bonds in such State Trust based on the bid prices of such Bonds and (iii) interest accrued thereon, less (a) amounts representing taxes or other governmental charges payable out of such State Trust, (b) the accrued expenses of such State Trust and (c) cash allocated for distribution to Certificateholders of record of such State Trust as of the business day prior to the evaluation being made. The Evaluator may determine the value of the Bonds in such State Trust for purposes of redemption (i) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by such State Trust, (ii) on the basis of bid prices for bonds comparable to any Bonds for which

82600.12
                                      -48-
bid prices are not available, (iii) by determining the value of the Bonds by appraisal, or (iv) by any combination of the above.

          The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificateholder on the day he would otherwise be entitled to receive payment of the Redemption Price.

          The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor are not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.

          A Certificateholder who wishes to dispose of his Units should inquire of his bank or broker in order to determine if there is a current secondary market price in excess of the Redemption Price.


                              TRUST ADMINISTRATION

          Portfolio Supervision. The Sponsor may direct the Trustee to dispose of Bonds in a State Trust upon (i) default in payment of principal or interest on such Bonds, (ii) institution of certain legal proceedings with respect to the issuers of such Bonds, (iii) default under other documents adversely affecting debt service on such Bonds, (iv) default in payment of principal or interest on other obligations of the same issuer or guarantor, (v) with respect to revenue Bonds, decline in revenues and income of any facility or project below the estimated levels calculated by proper officials charged with the construction or operation of such facility or project, or (vi) decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of such Bonds in such State Trust detrimental to the interests of the Certificateholders. If a default in the payment of principal or interest on any of the Bonds occurs and if the Sponsor fails to instruct the Trustee to sell or hold such Bonds, the Trust Agreement provides that the Trustee may sell such Bonds.

          The Sponsor is authorized by the Trust Agreement to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds. Any bonds received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as the Bonds originally deposited. Within five days after such deposit in a State Trust, notice of such exchange and deposit shall be given by the Trustee to each Certificateholder of such Trust registered on the books of the Trustee, including an identification of the Bonds eliminated and the Bonds substituted therefor. Except as previously stated in the discussion regarding Failed Bonds, the acquisition by a State Trust of any securities other than the Bonds initially deposited is prohibited.

82600.12
                                      -49-

          In determining whether to direct the Trustee to accept or reject certain plans for the refunding or refinancing of any of the Bonds, the Sponsor may be advised by the Portfolio Supervisor.

          Trust Agreement, Amendment and Termination. The Trust Agreement may be amended by the Trustee, the Sponsor and the Evaluator without the consent of any of the Certificateholders: (i) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (ii) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (iii) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.

          The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66-2/3% of the Units then outstanding of each State Trust affected by such amendment for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in a State Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates in a State Trust then outstanding, to increase the number of Units issuable by such State Trust or to permit the acquisition of any bonds in addition to or in substitution for those initially deposited in such State Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

          The Trust Agreement provides that each State Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Bonds held in such State Trust, but in no event is it to continue beyond the end of the calendar year preceding the fiftieth anniversary of the execution of the Trust Agreement. If the value of a State Trust shall be less than the minimum amount set forth under "Summary of Essential Information in Part A" for such State Trust, the Trustee may, in its discretion, and shall when so directed by the Sponsor, terminate such State Trust. Each State Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units of such State Trust then outstanding. In the event of termination of a State Trust, written notice thereof will be sent by the Trustee to all Certificateholders of such State Trust. Within a reasonable period after termination, the Trustee must sell any Bonds remaining in the terminated State Trust, and, after paying all expenses and charges incurred by such State Trust, distribute to each Certificateholder thereof, upon surrender for cancellation of his Certificate for Units, his pro rata share of the Interest and Principal Accounts of such State Trust.


          The Sponsor. Effective February 9, 2000, ING Funds Distributor, Inc. has become the successor to Reich & Tang Distributors, Inc., as Sponsor to the Trusts. In addition, Gruntal & Co., L.L.C. has resigned as co-sponsor for those particular Trusts for which it acted in that capacity. ING Funds Distributor, Inc., an Iowa corporation, is a wholly owned indirect subsidiary of ING Group. ING Group, among the leading global financial services organizations, is engaged in asset management, banking and insurance activities in 60 countries worldwide with over 82,000 employees. The Sponsor is a member of the National Association of Securities Dealers, Inc.


82600.12
                                      -50-

          The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. The Sponsor will be under no liability to Unitholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

          The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor. If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or become incapable of acting or become bankrupt or their affairs are taken over by public authorities, then the Trustee may either (i) appoint a successor sponsor;
(ii) terminate the Trust Agreement and liquidate the Trust; or (iii) continue to act as Trustee without terminating the Trust Agreement. Any successor sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.


          The Trustee. For certain of the State Trusts, as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 (800) 428-8890 and its unit investment trust office at 4 New York Plaza, New York, New York 10004. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.


          For certain other State Trusts as set forth in the "Summary of Essential Information" in Part A, the Trustee is The Bank of New York, a trust company organized under the laws of New York, having its offices at 101 Barclay Street, New York, New York 10286. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. The Trustee must be a banking corporation organized under the laws of the United States or any state which is authorized under such laws to exercise corporate trust powers and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of the Trust.

          The Trustee must be a banking corporation organized under the laws of the United States or any state which is authorized under such laws to exercise corporate trust powers and must have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000. The duties of the Trustee are primarily ministerial in nature. The Trustee did not participate in the selection of Securities for the portfolio of the Trust.

          The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, Bonds or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by the Evaluator. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect

82600.12
                                      -51-
of the Bonds or the Trusts which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds pursuant to the Trust Agreement.

          For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders."

          The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event, the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

          Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any state and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.

          The Evaluator. The Evaluator is Kenny S&P Evaluation Services, a business unit of J. J. Kenny Company, Inc., a subsidiary of The McGraw-Hill Companies, Inc. with main offices located at 65 Broadway, New York, New York 10006. The Evaluator is a wholly-owned subsidiary of McGraw- Hill, Inc. The Evaluator is a registered investment advisor and also provides financial information services.

          The Trustee, the Sponsor and Certificateholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor, or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

          The Evaluator may resign or may be removed by the Sponsor and Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the retiring Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


82600.12
                                      -52-

                           TRUST EXPENSES AND CHARGES

          At no cost to the State Trusts, the Sponsor has borne the expenses of creating and establishing the State Trusts, including the cost of initial preparation and execution of the Trust Agreement, registration of the State Trusts and the Units under the Investment Company Act of 1940 and the Securities Act of 1933, preparation and printing of the Certificates, legal and auditing expenses, advertising and selling expenses, initial fees and expenses of the Trustee and other out-of-pocket expenses. The fees of the Evaluator, however, incurred during the initial public offering, are paid directly by the Trustee.

          The Sponsor will not charge the State Trust a fee for its services as such. See "Sponsor's Profits."


          ING Mutual Funds Management Co. LLC, an affiliate of ING Funds Distributor, Inc., will receive, for portfolio supervisory services to the Trust, an annual fee in the amount set forth under "Summary of Essential Information" in Part A. This fee may exceed the actual cost of providing portfolio supervisory services for the Trust, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Municipal Securities Trust in any calendar year exceed the aggregate cost to ING Mutual Funds Management Co. LLC of supplying such services in such year. (See "Trust Administration--Trust Supervision.")


          The Trustee will receive for its ordinary recurring services to each State Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders."

          The Evaluator will receive for each daily evaluation of the Bonds in the Trust a fee in the amount set forth under "Summary of Essential Information" in Part A, which fee shall be allocated pro rata among each State Trust.


          The Trustee's and Evaluator's fees applicable to a State Trust are payable monthly as of the Record Date from such State Trust's Interest Account to the extent funds are available and then from such Trust's Principal Account. The Trustee's fees, the Evaluator's fees and the Portfolio Supervisor's fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent."


          The following additional charges are or may be incurred by any or all of the State Trusts: (i) all expenses (including counsel and auditing fees) of the Trustee incurred in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect a State Trust and the rights and interests of the Certificateholders; (ii) fees of the Trustee for any extraordinary services performed under the Trust Agreement; (iii) indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of a State Trust; (iv) indemnification of the Sponsor for any loss, liabilities and expenses incurred in acting as Sponsor of a State Trust without gross negligence, bad faith or willful misconduct on its part; and (v) all taxes and other governmental charges imposed upon the Bonds or any part of a State Trust (no such taxes or charges are being levied,

82600.12
                                      -53-
made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee, are secured by a first lien on the State Trust to which such expenses are allocable. In addition, the Trustee is empowered to sell Bonds of a State Trust in order to make funds available to pay all expenses of such State Trust.

          Unless the Sponsor otherwise directs, the accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.50 per 1,000 Units. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.


                     EXCHANGE PRIVILEGE AND CONVERSION OFFER

          Certificateholders will be able to elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") subject to a reduced sales charge as set forth in the prospectus of the Exchange Trust (the "Exchange Privilege"). Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of an Exchange Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust subject to a reduced sales charge as set forth in the prospectus of the Conversion Trust (the "Conversion Offer"). Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the Bonds in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the securities in the particular Trust portfolio. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price determined as set forth in the relevant Redemption Trust's prospectus. Units in an Exchange or Conversion Trust will be sold to the Certificateholder at a price based on the aggregate offer price of the securities in the Exchange or Conversion trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) during the initial public offering period of the Exchange or Conversion Trust; and after the initial public offering period has been completed, based on the aggregate bid price of the securities in the Exchange or Conversion Trust Portfolio if its initial offering has been completed plus accrued interest (or for units of Equity Securities Trust, based on the market value of the underlying securities in the trust portfolio) and a reduced sales charge.

          Except for Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, any purchaser who purchases Units under the Exchange Privilege or Conversion Offer will pay a lower sales charge than that which would be paid for the Units by a new investor. For Certificateholders who wish to exercise the Exchange Privilege or Conversion Offer within the first five months of their purchase of Units of the Exchange or Redemption Trust, the sales charge applicable to the purchase

82600.12
                                      -54-
of units of an Exchange or Conversion Trust shall be the greater of (i) the reduced sales charge or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Exchange or Redemption Trust would equal the sales charge applicable in the direct purchase of units of an Exchange Trust.

          In order to exercise the Exchange Privilege the Sponsor must be maintaining a secondary market in the units of the available Exchange Trust. The Conversion Offer is limited only to unit owners of any Redemption Trust. Exercise of the Exchange Privilege and the Conversion Offer by Certificateholders is subject to the following additional conditions: (i) at the time of the Certificateholder's election to participate in the Exchange Privilege or Conversion Offer, there must be units of the Exchange or Conversion Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market, (ii) exchanges will be effected in whole units only, (iii) Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units and (iv) Units of the Equity Securities Trust may only be acquired in blocks of 100 Units. Certificate holders will not be permitted to advance any funds in excess of their redemption in order to complete the exchange. Any excess proceeds received from a Certificateholder for exchange or from units being redeemed per conversion will be remitted to such Certificateholder.


          The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege and/or the Conversion Offer. The Sponsor will provide Certificateholders of the Trust with 60 days' prior written notice of any termination or material amendment to the Exchange Privilege and/or the Conversion Offer, provided that no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege or the Conversion Offer, to add any new unit investment trust sponsored by ING or a sponsor controlled by or under common control with ING, or to delete a series which has been terminated from eligibility for the Exchange Privilege and/or the Conversion Offer, (ii) there is a suspension of the redemption of units of an Exchange or Conversion Trust under Section 22(e) of the Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60-day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60-day period, exercise the Exchange Privilege in accordance with its terms then in effect.


          To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of an Exchange or Conversion Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange or Conversion Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales

82600.12
                                      -55-
charge. The conversion transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retain a portion of the sales charge.

          Tax Consequences of the Exchange Privilege and the Conversion Offer. A surrender of Units pursuant to the Exchange Privilege or the Conversion Offer will constitute a taxable event to the Certificateholder under the Internal Revenue Code. The Certificateholder will realize a tax gain or loss that will be of a long- or short-term capital or ordinary income nature dependent on the length of time the Units have been held and other factors. (See "Tax Status".) A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisors as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


                                  OTHER MATTERS


          Legal Opinions. The legality of the Units originally offered and certain matters relating to federal and New York tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10022, or Berger Steingut Tarnoff & Stern, 600 Madison Avenue, New York, New York 10022, as counsel for the Sponsor. Certain matters relating to Florida tax law have been passed upon by Greenberg Traurig, A.A., as special Florida counsel to the Sponsor. Certain matters relating to California tax law have been passed upon by Brown & Wood LLP, as special California counsel to the Sponsor. Certain matters relating to Virginia tax law have been passed upon by Hunton & Williams, as special Virginia counsel to the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005 have acted as counsel for The Chase Manhattan Bank. Messrs. Booth & Baron, 122 East 42nd Street, New York, New York 10168, have acted as counsel for The Bank of New York.

          Independent Accountants/Auditors. The financial statements of the Trusts for the years ended December 31, 1999 included in Part A of this Prospectus have been examined by Ernst & Young LLP, independent auditors. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has consented to the incorporation by reference of their report on the statements of operations changes in net assets and financial highlights for the Trusts included in Part A of this Prospectus for the periods ended December 31, 1997 and December 31, 1998, respectively.

          Portfolio Supervisor. ING Mutual Funds Management Co. LLC, a Delaware limited liability company, is a wholly-owned indirect subsidiary of ING Group and is an affiliate of the Sponsor.

          Performance Information. Total returns, average annualized returns or cumulative returns for various periods of this Trust may be included from time to time in advertisements, sales literature and reports to current or prospective investors. Total return shows changes in Unit price during the period plus reinvestment of dividends and capital gains, divided by

82600.12
                                      -56-
the original public offering price as of the date of calculation. Average annualized returns show the average return for stated periods of longer than a year. Sales material may also include an illustration of the cumulative results of like annual investments during an accumulation period and like annual withdrawals during a distribution period. Figures for actual portfolios will reflect all applicable expenses and, unless otherwise stated, the maximum sales charge. No provision is made for any income taxes payable. Returns may also be shown on a combined basis. Trust performance may be compared to performance on a total return basis of the Dow Jones Industrial Average, the S&P 500 Composite Price Stock Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.


                          DESCRIPTION OF BOND RATINGS*

          Standard & Poor's Ratings Services. A brief description of the applicable Standard & Poor's Corporation rating symbols and their meanings is as follows:

          A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

          The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price.

          The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

          The ratings are based, in varying degrees, on the following considerations:

          (i)Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

          (ii)Nature of and provisions of the obligation.

          (iii)Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

          AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

--------
*  As described by the rating agencies.


82600.12
                                      -57-

          AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and they differ from AAA issues only in small degrees.

          A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

          BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

          Plus (+) or Minus (-): To provide more detailed indications of credit quality, the ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          Provisional Ratings -- (Prov.) following a rating indicates the rating is provisional, which assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Accordingly, the investor should exercise his own judgment with respect to such likelihood and risk.

          Moody's Investors Service. A brief description of the applicable Moody's Investors Service, Inc.'s rating symbols and their meanings is as follows:

          Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long term risks appear somewhat larger than in Aaa securities.

          A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. ---- Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically

82600.12
                                      -58-
unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Those bonds in the A and Baa group which Moody's believes possess the strongest investment attributes are designated by the symbol A 1 and Baa 1. Other A bonds comprise the balance of the group. These rankings (i) designate the bonds which offer the maximum in security within their quality group, (ii) designate bonds which can be bought for possible upgrading in quality and (iii) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

          Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

          Con-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are debt obligations secured by (i) earnings of projects under construction, (ii) earnings of projects unseasoned in operating experience, (iii) rentals which begin when facilities are completed, or (iv) payments to which some other limiting condition attaches. Rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.

                                      * * *

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                                      -59-




                                   INDEX                                                            * * *
                                   -----
                                                                                             MUNICIPAL SECURITIES
         Title                                                         Page                     TRUST
         -----                                                         ----
                                                                                              MULTI-STATE SERIES
         Summary of Essential Information...........................    A-5
         Financial and Statistical Information......................    A-6                   (A Unit Investment
         Information Regarding the Trust............................    A-7                    Trust)
         Audit and Financial Information............................    F-1
                                                                                                  Prospectus
         The Trust..................................................      1
         The State Trusts...........................................      8                   Dated: April 30, 2000
         Public Offering............................................     36
         Estimated Long Term Return and Estimated                                                  Sponsor:
           Current Return...........................................     39
         Rights of Certificateholders...............................     39                 ING Funds Distributor,
         Tax Status.................................................     42                          Inc.
         Liquidity..................................................     47                 1475 Dunwoody Drive
         Trust Administration.......................................     49                   West Chester, P.A.
         Trust Expenses and Charges.................................     53                     19380
         Exchange Privilege and Conversion Offer....................     54                     1-877-463-6464
         Other Matters..............................................     56
         Description of Bond Ratings................................     58                        Trustee:

                           Parts A and B of this Prospectus                                  The Chase Manhattan
do not contain all of the information set forth                                                 Bank
in the registration statement and exhibits                                                     4 New York Plaza
relating thereto, filed with the Securities and                                              New York, N.Y. 10004
Exchange Commission, Washington, D.C., under the                                                 800-882-9898
Securities Act of 1933, and to which reference is
made.                                                                                          (or for certain
                                                                                               Trusts)
                                                                                             The Bank of New York
                                                                                              101 Barclay Street
                                                                                             New York, N.Y. 10286
                                                                                                 800-431-8002

                                                                                                  Evaluator:

                                                                                             Kenny S&P Evaluation
                                                                                                   Services
                                                                                                 65 Broadway
                                                                                                 New York, N.Y. 10006


          This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy securities in any state to any person to whom it is not lawful to make such offer in such state.

                                      * * *

          No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

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                                      -60-

                                     PART II

                       ADDITIONAL INFORMATION NOT REQUIRED
                                  IN PROSPECTUS

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statements on Form S-6 comprises the following papers and documents:


The facing sheet on Form S-6.
The Cross-Reference Sheet (incorporated by reference to the Post- Effective
   Amendment to Form S-6 Registration Statement Nos. 2-73986 and 33-55996, filed on April 25, 1996 and April 29, 1996, respectively.
The Prospectus consisting of pages.
Signatures.
Consent of Independent Accountants/Auditors.
Consent of Counsel (included in Exhibits 99.3.1 and 99.3.1.1).
Consent of the Evaluator (included in Exhibit 99.5.1).


The following exhibits:

99.1.1         --        Form of Reference Trust Agreement, as amended (filed as
                         Exhibit 99.1.1 to Post-Effective Amendment No. 8 to
                         Form S-6 Registration Statement No. 33-26426 on April
                         25, 1997; and as Exhibit 1.1 to Amendment No. 1 to Form
                         S-6 Registration Statements Nos. 33-52397 and 33-58167 of Municipal Securities Trust, Series 55 (Intermediate)
                         & Multi-State Series 45 and Multi-State Series 46 on
                         April 14, 1994 and April 6, 1995, respectively, and incorporated herein by reference).


99.1.1.1       --        Trust Indenture and Agreement for Municipal Securities
                         Trust, Series 12 (and Subsequent Series) (filed as
                         Exhibit 99.1.1.1 to the Post-Effective Amendment to
                         Form S-6 Registration Statement No. 2-73986, on April
                         26, 1996 and incorporated herein by reference).

99.1.1.2       --        Trust Indenture and Agreement for Municipal Securities
                         Trust, Series 45 and 73rd Discount Series (and
                         Subsequent Series) (filed as Exhibit 99.1.1.1 to Post
                         Effective Amendment No. 6 to Form S-6 Registration
                         Statement No. 33-33606 of Municipal Securities Trust,
                         Multi-State Series 39 on April 26, 1996 and incorporated herein by reference).

99.1.3.4       --        Articles of Incorporation and Articles of Amendment of
                         ING Funds Distributor, Inc. (filed as Exhibit 99.1.3.5 to Amendment No. 2 to Form S-6 Registration Statement
                         No. 333- 31048 on March 28, 2000 and incorporated herein by reference).

99.1.3.5       --        By-Laws of ING Funds Distributor, Inc. (filed as
                         Exhibit 99.1.3.6 to Amendment No. 2 to Form S-6
                         Registration Statement No. 333-31048 on March 28, 2000 and incorporated herein by reference).

99.2.1         --        Form of Certificate dated June 16, 1989 (filed as
                         Exhibit 99.2.1 to Post-Effective Amendment No. 8 to
                         Form S-6


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                                      II-1

                         Registration No. 33-26426 on April 25, 1997 and filed as Exhibit 99.2.1 to Post-Effective Amendment No. 7 to Registration Statement Nos. 33-29313 and 33-30144 of Municipal Securities Trust, Series 45 and Series 46 on October 25, 1996 and incorporated herein by reference).

99.3.1         --        Form of Opinion of Berger Steingut & Stern as to the
                         legality of the securities being registered, including their consent to the filing thereof and to the use of their name under the headings "Tax Status" and "Legal
                         Opinions" in the Prospectus, and to the filing of their opinion regarding tax status of the Trust (filed as Exhibit 99.3.1 to Post-Effective Amendment No. 10 to
                         Form S-6 Registration Statement No. 33-10963 on April
                         28, 1997 and incorporated herein by reference) and opinion of Battle Fowler LLP as to the legality of the securities being registered, including their consent to the delivery thereof and to the use of their name under the headings "Tax Status" and "Legal Opinions" in the Prospectus, and to the filing of their opinion regarding the tax status (filed as Exhibit 3.1 to Amendment No. 1 to Form S-6 Registration Statements
                         Nos. 33-52397 and 33-58167 of Municipal Securities
                         Trust, Multi-State Series 45 and Multi- State Series 46 on April 14, 1994 and April 6, 1995, respectively, and incorporated herein by reference).

99.3.1.1       --        Opinion of Battle Fowler LLP as to tax status of
                         Securities being registered including their consent to the delivery thereof and to the use of their name under the heading "Tax Status" in the Prospectus (filed as Exhibit 99.3.1.1 to Post- Effective Amendment No. 18 to
                         Form S-6 Registration Statement No. 33-62605 on April
                         28, 1997 and as Exhibit 3.1.1 to Post- Effective
                         Amendment No. 1 of Municipal Securities Trust,
                         Multi-State Series 43 (Long) on April 29, 1994 and incorporated herein by reference).


99.3.3         --        Opinion of Brown & Wood as Special California Counsel
                         including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit 99.3.3 to Amendment No. 1 to Registration
                         Statement No. 33-58167 of Municipal Securities Trust,
                         Multi-State Series 46, on April 6, 1995, and incorporated herein by reference).

99.3.4         --        Opinion of Greenberg Traurig Special Florida Counsel
                         including their consent to the filing thereof and to the use of their name in the Prospectus (filed as Exhibit 99.3.4 to Amendment No. 1 to Registration
                         Statement No. 33-58167 of Municipal Securities Trust,
                         Multi-State Series 46, on April 6, 1995, and incorporated herein by reference).

99.3.5         --        Form of Opinion of Hunton & Williams as Special
                         Virginia Counsel including their consent to the filing thereof and to the use of their name in the Prospectus
                         (filed as Exhibit 3.5 to Post-Effective Amendment No. 4 to Registration Statement No. 33-55996 on April 28,
                         1997; and as Exhibits 3.3 and 3.5, respectively, to Amendment No. 1 to Registration Statements Nos.
                         33-52397 and 33-58167 of Municipal Securities Trust,
                         Multi-State Series 45 and Multi-State Series 46 on
                         April 14,

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                                      II-2

                         1994 and April 6, 1995, respectively, and incorporated herein by reference).

*99.5.1        --        Consent of the Evaluator.


99.6.0         --        Powers of Attorney of ING Funds Distributor, Inc., by
                         its officers and a majority of its Directors (filed as Exhibit 99.6.0 to Form S-6 Registration Statement No.
                         333-31048 on February 24, 2000 and incorporated herein by reference).




--------
*      Being filed by this Amendment.

175584.1
                                      II-3

                                   SIGNATURES


                Pursuant to the requirements of the Securities Act of 1933, the registrants, Municipal Securities Trust, 1st Discount Series, Multi-State Series 43 (Long), Multi-State Series 45 and Multi-State Series 46 certify that they have met all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933. The registrants have duly caused this Post-Effective Amendment to the Registration Statements to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 19th day of April, 2000.

                MUNICIPAL SECURITIES TRUST,
                1ST DISCOUNT SERIES
                MULTI-STATE SERIES 43
                (LONG), MULTI-STATE SERIES 45 and
                MULTI-STATE SERIES 46
                         (Registrants)

                ING FUNDS DISTRIBUTOR, INC.
                         (Depositor)


                By:  /s/ PETER J. DeMARCO
                     Peter J. DeMarco
                     (Senior Vice President)

                Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statements has been signed below by the following persons, who constitute the principal officers and a majority of the directors of ING Funds Distributor, Inc., the Depositor, in the capacities and on the dates indicated.



Name                    Title                                  Date


JOHN J. PILEGGI         Chief Executive Officer and Director   )
MITCHELL J. MELLEN      President and Director                 )  April 19, 2000
DONALD E. BROSTROM      Chief Financial Officer, Treasurer     )
                        and Director
ERIC M. RUBIN           Director                               )  By:/s/ PETER J. DeMARCO
                                                                     --------------------
                                                                     Peter J. DeMarco
                                                                     as Senior Vice
                                                                     President and
                                                                     Attorney-in-Fact*






--------


* Executed copies of Powers of Attorney were filed as Exhibit 99.6.0 to Form S-6 Registration Statement No. 333-31048 on February 24, 2000.


175584.1
                                      II-4

                          INDEPENDENT AUDITORS' CONSENT





We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 15, 2000, in the Registration Statement and related Prospectus of Municipal Securities Trust, 1st Discount Series; Municipal Securities Trust, Multi-State Series 43, Virginia Trust; Municipal Securities Trust, Multi-State 45, Virginia Trust; and Municipal Securities Trust, Multi-State Series 46 (comprising, respectively, the California Trust, Florida Trust and Virginia Trust).


                                                               ERNST & YOUNG LLP

New York, New York
April 25, 2000

                       Consent of Independent Accountants




We hereby consent to the incorporation by reference in the Prospectus constituting part of this Post-Effective Amendment to the registration statement on Form S-6 of our report dated March 19, 1999, relating to the financial statements and financial highlights for the two years ended December 31, 1998 of the Municipal Securities Trust, 1st Discount Series; Municipal Securities Trust, Multi-State Series 43, (Virginia Trust); Municipal Securities Trust, Multi-State Series 45, (Virginia Trust); and Municipal Securities Trust, Multi-State Series 46, (California Trust, Florida Trust, Virginia Trust) which appear in such Prospectus. We also consent to the reference to us under the heading "Independent Accountants" in the Prospectus.




PricewaterhouseCoopers LLP
Boston, MA
April 24, 2000





175584.1
                                      II-5